UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Series Investment Grade Securitized Fund Fidelity® Series Investment Grade Securitized Fund : FHPFX

This annual shareholder report contains information about Fidelity® Series Investment Grade Securitized Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Securitized Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. Securitized Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Investment Grade Securitized Fund	3.62%	0.60%	2.02%
Bloomberg U.S. Securitized Index	2.98%	0.30%	1.65%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.83%
A   From August 17, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$755,469,783
Number of Holdings	1,444
Total Advisory Fee	$0
Portfolio Turnover	580%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 87.0
AAA - 8.7
AA - 0.4
A - 0.0
BBB - 0.0
BB - 0.0
CCC,CC,C - 0.1
Not Rated - 22.8
Short-Term Investments and Net Other Assets (Liabilities) - (19.0)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 83.2
CMOs and Other Mortgage Related Securities - 24.9
Asset-Backed Securities - 6.9
U.S. Treasury Obligations - 3.8
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (19.0)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	27.1
Ginnie Mae II Pool	20.8
Freddie Mac Gold Pool	19.8
Freddie Mac Multifamily Structured pass-thru certificates	10.9
Uniform Mortgage Backed Securities	9.9
Fannie Mae Guaranteed REMIC	2.7
Ginnie Mae I Pool	2.3
Fannie Mae	2.3
US Treasury Notes	2.0
Freddie Mac Non Gold Pool	1.8
99.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913660.102    3223-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Advisor® Mortgage Securities Fund Fidelity® Mortgage Securities Fund : FMSFX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mortgage Securities Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. MBS Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Mortgage Securities Fund	3.05%	0.05%	1.21%
Bloomberg U.S. MBS Index	3.02%	0.22%	1.26%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$762,296,558
Number of Holdings	1,804
Total Advisory Fee	$2,075,785
Portfolio Turnover	607%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 95.7
AAA - 5.5
AA - 0.6
A - 0.0
BBB - 0.1
BB - 0.1
B - 0.0
CCC,CC,C - 0.0
Not Rated - 17.9
Short-Term Investments and Net Other Assets (Liabilities) - (19.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 91.4
CMOs and Other Mortgage Related Securities - 19.4
Asset-Backed Securities - 4.6
U.S. Treasury Obligations - 4.3
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (19.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	29.2
Freddie Mac Gold Pool	26.2
Ginnie Mae II Pool	20.3
Uniform Mortgage Backed Securities	10.1
Freddie Mac Multifamily Structured pass-thru certificates	7.4
Ginnie Mae I Pool	3.9
Fannie Mae Guaranteed REMIC	3.3
US Treasury Notes	2.6
US Treasury Bonds	1.7
Freddie Mac Non Gold Pool	1.2
105.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913596.102    40-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class Z : FIKUX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. MBS Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	3.25%	0.15%	1.69%
Bloomberg U.S. MBS Index	3.02%	0.22%	1.63%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.92%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$762,296,558
Number of Holdings	1,804
Total Advisory Fee	$2,075,785
Portfolio Turnover	607%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 95.7
AAA - 5.5
AA - 0.6
A - 0.0
BBB - 0.1
BB - 0.1
B - 0.0
CCC,CC,C - 0.0
Not Rated - 17.9
Short-Term Investments and Net Other Assets (Liabilities) - (19.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 91.4
CMOs and Other Mortgage Related Securities - 19.4
Asset-Backed Securities - 4.6
U.S. Treasury Obligations - 4.3
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (19.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	29.2
Freddie Mac Gold Pool	26.2
Ginnie Mae II Pool	20.3
Uniform Mortgage Backed Securities	10.1
Freddie Mac Multifamily Structured pass-thru certificates	7.4
Ginnie Mae I Pool	3.9
Fannie Mae Guaranteed REMIC	3.3
US Treasury Notes	2.6
US Treasury Bonds	1.7
Freddie Mac Non Gold Pool	1.2
105.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913595.102    3253-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class M : FMSAX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 82	0.81%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. MBS Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	-1.33%	-1.11%	0.45%
Class M (without 4.00% sales charge)	2.78%	-0.30%	0.86%
Bloomberg U.S. MBS Index	3.02%	0.22%	1.26%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$762,296,558
Number of Holdings	1,804
Total Advisory Fee	$2,075,785
Portfolio Turnover	607%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 95.7
AAA - 5.5
AA - 0.6
A - 0.0
BBB - 0.1
BB - 0.1
B - 0.0
CCC,CC,C - 0.0
Not Rated - 17.9
Short-Term Investments and Net Other Assets (Liabilities) - (19.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 91.4
CMOs and Other Mortgage Related Securities - 19.4
Asset-Backed Securities - 4.6
U.S. Treasury Obligations - 4.3
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (19.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	29.2
Freddie Mac Gold Pool	26.2
Ginnie Mae II Pool	20.3
Uniform Mortgage Backed Securities	10.1
Freddie Mac Multifamily Structured pass-thru certificates	7.4
Ginnie Mae I Pool	3.9
Fannie Mae Guaranteed REMIC	3.3
US Treasury Notes	2.6
US Treasury Bonds	1.7
Freddie Mac Non Gold Pool	1.2
105.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913593.102    239-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class I : FMSCX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 61	0.60%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. MBS Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	2.89%	-0.06%	1.14%
Bloomberg U.S. MBS Index	3.02%	0.22%	1.26%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$762,296,558
Number of Holdings	1,804
Total Advisory Fee	$2,075,785
Portfolio Turnover	607%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 95.7
AAA - 5.5
AA - 0.6
A - 0.0
BBB - 0.1
BB - 0.1
B - 0.0
CCC,CC,C - 0.0
Not Rated - 17.9
Short-Term Investments and Net Other Assets (Liabilities) - (19.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 91.4
CMOs and Other Mortgage Related Securities - 19.4
Asset-Backed Securities - 4.6
U.S. Treasury Obligations - 4.3
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (19.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	29.2
Freddie Mac Gold Pool	26.2
Ginnie Mae II Pool	20.3
Uniform Mortgage Backed Securities	10.1
Freddie Mac Multifamily Structured pass-thru certificates	7.4
Ginnie Mae I Pool	3.9
Fannie Mae Guaranteed REMIC	3.3
US Treasury Notes	2.6
US Treasury Bonds	1.7
Freddie Mac Non Gold Pool	1.2
105.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913594.102    240-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class C : FOMCX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 162	1.60%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. MBS Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	0.98%	-1.10%	0.25%
Class C	1.97%	-1.10%	0.25%
Bloomberg U.S. MBS Index	3.02%	0.22%	1.26%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$762,296,558
Number of Holdings	1,804
Total Advisory Fee	$2,075,785
Portfolio Turnover	607%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 95.7
AAA - 5.5
AA - 0.6
A - 0.0
BBB - 0.1
BB - 0.1
B - 0.0
CCC,CC,C - 0.0
Not Rated - 17.9
Short-Term Investments and Net Other Assets (Liabilities) - (19.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 91.4
CMOs and Other Mortgage Related Securities - 19.4
Asset-Backed Securities - 4.6
U.S. Treasury Obligations - 4.3
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (19.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	29.2
Freddie Mac Gold Pool	26.2
Ginnie Mae II Pool	20.3
Uniform Mortgage Backed Securities	10.1
Freddie Mac Multifamily Structured pass-thru certificates	7.4
Ginnie Mae I Pool	3.9
Fannie Mae Guaranteed REMIC	3.3
US Treasury Notes	2.6
US Treasury Bonds	1.7
Freddie Mac Non Gold Pool	1.2
105.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913597.102    5635-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class A : FMGAX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.79%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. MBS Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	-1.32%	-1.10%	0.45%
Class A (without 4.00% sales charge)	2.79%	-0.29%	0.87%
Bloomberg U.S. MBS Index	3.02%	0.22%	1.26%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$762,296,558
Number of Holdings	1,804
Total Advisory Fee	$2,075,785
Portfolio Turnover	607%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 95.7
AAA - 5.5
AA - 0.6
A - 0.0
BBB - 0.1
BB - 0.1
B - 0.0
CCC,CC,C - 0.0
Not Rated - 17.9
Short-Term Investments and Net Other Assets (Liabilities) - (19.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 91.4
CMOs and Other Mortgage Related Securities - 19.4
Asset-Backed Securities - 4.6
U.S. Treasury Obligations - 4.3
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (19.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	29.2
Freddie Mac Gold Pool	26.2
Ginnie Mae II Pool	20.3
Uniform Mortgage Backed Securities	10.1
Freddie Mac Multifamily Structured pass-thru certificates	7.4
Ginnie Mae I Pool	3.9
Fannie Mae Guaranteed REMIC	3.3
US Treasury Notes	2.6
US Treasury Bonds	1.7
Freddie Mac Non Gold Pool	1.2
105.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913592.102    237-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Advisor® Limited Term Bond Fund Fidelity® Limited Term Bond Fund : FJRLX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond Fund	$ 30	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning, including the underweighting of the two-year key rate in favor of positions farther out on the curve, modestly detracted from relative performance.
•At period end, corporates made up 71% of fund assets, roughly equal to the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at about 15% as of August 31, compared with roughly 69% for the Bloomberg benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Limited Term Bond Fund	2.71%	2.28%	2.42%
Fidelity Limited Term Composite Index℠	2.79%	2.21%	2.47%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	2.15%	1.70%	1.98%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$3,954,363,825
Number of Holdings	1,173
Total Advisory Fee	$6,159,294
Portfolio Turnover	81%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 15.2
AAA - 7.2
AA - 1.6
A - 26.2
BBB - 34.6
BB - 5.5
B - 2.6
CCC,CC,C - 1.0
Not Rated - 4.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 67.9
U.S. Treasury Obligations - 15.1
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 3.9
Bank Loan Obligations - 1.5
Preferred Securities - 0.7
Foreign Government and Government Agency Obligations - 0.2
Other Investments - 0.1
U.S. Government Agency - Mortgage Securities - 0.1
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.9
United Kingdom - 4.8
Grand Cayman (UK Overseas Ter) - 4.6
Canada - 3.8
Germany - 2.5
Ireland - 1.6
France - 1.5
Japan - 1.2
Bailiwick Of Jersey - 1.2
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.1
JPMorgan Chase & Co	1.8
Bank of America Corp	1.6
Morgan Stanley	1.6
HSBC Holdings PLC	1.4
Citigroup Inc	1.3
Wells Fargo & Co	1.2
General Motors Financial Co Inc	1.1
Deutsche Bank AG/New York NY	1.1
Ford Motor Credit Co LLC	1.0
27.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913605.102    2622-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class Z : FIKRX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning, including the underweighting of the two-year key rate in favor of positions farther out on the curve, modestly detracted from relative performance.
•At period end, corporates made up 71% of fund assets, roughly equal to the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at about 15% as of August 31, compared with roughly 69% for the Bloomberg benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	2.76%	2.34%	2.98%
Fidelity Limited Term Composite Index℠	2.79%	2.21%	2.96%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	2.15%	1.70%	2.47%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.92%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$3,954,363,825
Number of Holdings	1,173
Total Advisory Fee	$6,159,294
Portfolio Turnover	81%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 15.2
AAA - 7.2
AA - 1.6
A - 26.2
BBB - 34.6
BB - 5.5
B - 2.6
CCC,CC,C - 1.0
Not Rated - 4.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 67.9
U.S. Treasury Obligations - 15.1
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 3.9
Bank Loan Obligations - 1.5
Preferred Securities - 0.7
Foreign Government and Government Agency Obligations - 0.2
Other Investments - 0.1
U.S. Government Agency - Mortgage Securities - 0.1
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.9
United Kingdom - 4.8
Grand Cayman (UK Overseas Ter) - 4.6
Canada - 3.8
Germany - 2.5
Ireland - 1.6
France - 1.5
Japan - 1.2
Bailiwick Of Jersey - 1.2
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.1
JPMorgan Chase & Co	1.8
Bank of America Corp	1.6
Morgan Stanley	1.6
HSBC Holdings PLC	1.4
Citigroup Inc	1.3
Wells Fargo & Co	1.2
General Motors Financial Co Inc	1.1
Deutsche Bank AG/New York NY	1.1
Ford Motor Credit Co LLC	1.0
27.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913607.102    3252-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class M : FTBRX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	0.60%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning, including the underweighting of the two-year key rate in favor of positions farther out on the curve, modestly detracted from relative performance.
•At period end, corporates made up 71% of fund assets, roughly equal to the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at about 15% as of August 31, compared with roughly 69% for the Bloomberg benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 2.75% sales charge)	-0.33%	1.42%	1.82%
Class M (without 2.75% sales charge)	2.49%	1.99%	2.11%
Fidelity Limited Term Composite Index℠	2.79%	2.21%	2.47%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	2.15%	1.70%	1.98%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$3,954,363,825
Number of Holdings	1,173
Total Advisory Fee	$6,159,294
Portfolio Turnover	81%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 15.2
AAA - 7.2
AA - 1.6
A - 26.2
BBB - 34.6
BB - 5.5
B - 2.6
CCC,CC,C - 1.0
Not Rated - 4.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 67.9
U.S. Treasury Obligations - 15.1
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 3.9
Bank Loan Obligations - 1.5
Preferred Securities - 0.7
Foreign Government and Government Agency Obligations - 0.2
Other Investments - 0.1
U.S. Government Agency - Mortgage Securities - 0.1
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.9
United Kingdom - 4.8
Grand Cayman (UK Overseas Ter) - 4.6
Canada - 3.8
Germany - 2.5
Ireland - 1.6
France - 1.5
Japan - 1.2
Bailiwick Of Jersey - 1.2
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.1
JPMorgan Chase & Co	1.8
Bank of America Corp	1.6
Morgan Stanley	1.6
HSBC Holdings PLC	1.4
Citigroup Inc	1.3
Wells Fargo & Co	1.2
General Motors Financial Co Inc	1.1
Deutsche Bank AG/New York NY	1.1
Ford Motor Credit Co LLC	1.0
27.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913606.102    287-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class I : EFIPX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning, including the underweighting of the two-year key rate in favor of positions farther out on the curve, modestly detracted from relative performance.
•At period end, corporates made up 71% of fund assets, roughly equal to the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at about 15% as of August 31, compared with roughly 69% for the Bloomberg benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	2.71%	2.26%	2.38%
Fidelity Limited Term Composite Index℠	2.79%	2.21%	2.47%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	2.15%	1.70%	1.98%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$3,954,363,825
Number of Holdings	1,173
Total Advisory Fee	$6,159,294
Portfolio Turnover	81%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 15.2
AAA - 7.2
AA - 1.6
A - 26.2
BBB - 34.6
BB - 5.5
B - 2.6
CCC,CC,C - 1.0
Not Rated - 4.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 67.9
U.S. Treasury Obligations - 15.1
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 3.9
Bank Loan Obligations - 1.5
Preferred Securities - 0.7
Foreign Government and Government Agency Obligations - 0.2
Other Investments - 0.1
U.S. Government Agency - Mortgage Securities - 0.1
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.9
United Kingdom - 4.8
Grand Cayman (UK Overseas Ter) - 4.6
Canada - 3.8
Germany - 2.5
Ireland - 1.6
France - 1.5
Japan - 1.2
Bailiwick Of Jersey - 1.2
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.1
JPMorgan Chase & Co	1.8
Bank of America Corp	1.6
Morgan Stanley	1.6
HSBC Holdings PLC	1.4
Citigroup Inc	1.3
Wells Fargo & Co	1.2
General Motors Financial Co Inc	1.1
Deutsche Bank AG/New York NY	1.1
Ford Motor Credit Co LLC	1.0
27.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913609.102    87-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class C : FNBCX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 138	1.37%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning, including the underweighting of the two-year key rate in favor of positions farther out on the curve, modestly detracted from relative performance.
•At period end, corporates made up 71% of fund assets, roughly equal to the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at about 15% as of August 31, compared with roughly 69% for the Bloomberg benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	0.62%	1.19%	1.47%
Class C	1.61%	1.19%	1.47%
Fidelity Limited Term Composite Index℠	2.79%	2.21%	2.47%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	2.15%	1.70%	1.98%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$3,954,363,825
Number of Holdings	1,173
Total Advisory Fee	$6,159,294
Portfolio Turnover	81%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 15.2
AAA - 7.2
AA - 1.6
A - 26.2
BBB - 34.6
BB - 5.5
B - 2.6
CCC,CC,C - 1.0
Not Rated - 4.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 67.9
U.S. Treasury Obligations - 15.1
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 3.9
Bank Loan Obligations - 1.5
Preferred Securities - 0.7
Foreign Government and Government Agency Obligations - 0.2
Other Investments - 0.1
U.S. Government Agency - Mortgage Securities - 0.1
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.9
United Kingdom - 4.8
Grand Cayman (UK Overseas Ter) - 4.6
Canada - 3.8
Germany - 2.5
Ireland - 1.6
France - 1.5
Japan - 1.2
Bailiwick Of Jersey - 1.2
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.1
JPMorgan Chase & Co	1.8
Bank of America Corp	1.6
Morgan Stanley	1.6
HSBC Holdings PLC	1.4
Citigroup Inc	1.3
Wells Fargo & Co	1.2
General Motors Financial Co Inc	1.1
Deutsche Bank AG/New York NY	1.1
Ford Motor Credit Co LLC	1.0
27.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913608.102    524-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class A : FDIAX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.60%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning, including the underweighting of the two-year key rate in favor of positions farther out on the curve, modestly detracted from relative performance.
•At period end, corporates made up 71% of fund assets, roughly equal to the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at about 15% as of August 31, compared with roughly 69% for the Bloomberg benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 2.75% sales charge)	-0.42%	1.40%	1.82%
Class A (without 2.75% sales charge)	2.40%	1.97%	2.11%
Fidelity Limited Term Composite Index℠	2.79%	2.21%	2.47%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	2.15%	1.70%	1.98%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$3,954,363,825
Number of Holdings	1,173
Total Advisory Fee	$6,159,294
Portfolio Turnover	81%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 15.2
AAA - 7.2
AA - 1.6
A - 26.2
BBB - 34.6
BB - 5.5
B - 2.6
CCC,CC,C - 1.0
Not Rated - 4.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 67.9
U.S. Treasury Obligations - 15.1
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 3.9
Bank Loan Obligations - 1.5
Preferred Securities - 0.7
Foreign Government and Government Agency Obligations - 0.2
Other Investments - 0.1
U.S. Government Agency - Mortgage Securities - 0.1
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.9
United Kingdom - 4.8
Grand Cayman (UK Overseas Ter) - 4.6
Canada - 3.8
Germany - 2.5
Ireland - 1.6
France - 1.5
Japan - 1.2
Bailiwick Of Jersey - 1.2
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	15.1
JPMorgan Chase & Co	1.8
Bank of America Corp	1.6
Morgan Stanley	1.6
HSBC Holdings PLC	1.4
Citigroup Inc	1.3
Wells Fargo & Co	1.2
General Motors Financial Co Inc	1.1
Deutsche Bank AG/New York NY	1.1
Ford Motor Credit Co LLC	1.0
27.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913604.102    261-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Limited Term Securitized Completion Fund Fidelity® Limited Term Securitized Completion Fund : FLTGX

This annual shareholder report contains information about Fidelity® Limited Term Securitized Completion Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Securitized Completion Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, investments in commercial mortgage-backed securities and residential mortgage-backed securities contributed to the fund's performance versus the Limited Term Securitized Completion Index for the fiscal year. Each was a non-Composite allocation.
•An overweight in 30-year Ginnie Mae and conventional mortgage-backed securities boosted relative performance, as did a pay-fixed position in two-year interest-rate swaps.
•In contrast, underweights in auto and consumer asset-backed securities detracted versus the Composite index for the 12 months.
•An underweight in 15- and 20-year mortgage-backed securities hurt relative performance.
•Lastly, an overweight in Freddie Mac multifamily securities detracted the past 12 months.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 30, 2024 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Limited Term Securitized Completion Fund	3.51%	5.41%
Fidelity Limited Term Securitized Completion Fund Composite Blended Index	3.04%	5.15%
Bloomberg US Fixed Rate Asset-Backed Securities Index	3.07%	5.02%
Bloomberg U.S. Aggregate Bond Index	1.89%	4.53%
A   From May 30, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$139,336,958
Number of Holdings	419
Total Advisory Fee	$0
Portfolio Turnover	155%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.5
AAA - 49.5
AA - 7.0
A - 1.0
Not Rated - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - (4.0)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Asset-Backed Securities - 47.5
CMOs and Other Mortgage Related Securities - 38.5
U.S. Government Agency - Mortgage Securities - 13.6
U.S. Treasury Obligations - 3.9
Options - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - (4.0)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	6.1
Uniform Mortgage Backed Securities	3.8
Freddie Mac Gold Pool	3.8
US Treasury Notes	3.1
Freddie Mac Multifamily Structured pass-thru certificates	2.9
Stellantis Financial Underwritten Enhanced Lease Trust	2.9
OneMain Financial Issuance Trust	1.9
Wheels Fleet Lease Funding LLC	1.9
Exeter Select Automobile Receivables Trust	1.8
GMF Floorplan Owner Revolving Trust	1.8
30.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917139.102    7612-TSRA-1026

Item 2.

Code of Ethics

As of the end of the period, August 31, 2026, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Investment Grade Securitized Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Investment Grade Securitized Fund	$83,000	$-	$11,100	$1,700

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Investment Grade Securitized Fund	$83,600	$-	$11,100	$1,600

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Limited Term Bond Fund, Fidelity Advisor Mortgage Securities Fund, and Fidelity Limited Term Securitized Completion Fund (the “Funds”):

Services Billed by PwC

August 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$94,500	$7,600	$11,700	$2,800
Fidelity Advisor Mortgage Securities Fund	$95,900	$7,900	$14,500	$2,900
Fidelity Limited Term Securitized Completion Fund	$67,600	$5,600	$11,700	$2,100

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$95,700	$7,700	$11,700	$3,100
Fidelity Advisor Mortgage Securities Fund	$97,100	$8,000	$14,500	$3,200
Fidelity Limited Term Securitized Completion Fund	$68,300	$5,500	$11,700	$2,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2026A	August 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.

Services Billed by PwC

	August 31, 2026A	August 31, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2026A	August 31, 2025A
Deloitte Entities	$2,600,000	$3,444,900
PwC	$14,627,900	$14,705,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Investment Grade Securitized Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Investment Grade Securitized Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 6.9%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (f)	95,605	95,918
UNITED STATES - 6.9%
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (f)	24,561	24,596
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (f)	3,662,000	3,661,806
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (f)	983,000	983,601
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (f)	2,412,000	2,389,849
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (f)	1,188,000	1,179,600
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (f)	1,018,000	1,009,181
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	80,726	80,943
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (f)	21,324	21,387
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (f)	94,430	94,461
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (f)	4,083	4,084
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (f)	406,000	402,843
Auxilior Term Funding LLC Series 2026-1A Class A2, 4.64% 2/15/2029 (f)	100,000	100,034
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (f)	205,000	204,615
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (f)	403,841	399,467
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2037 (f)	361,717	358,714
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (f)	34,490	34,633
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	69,686	70,076
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	96,924	97,533
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	281,991	282,225
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	39,004	39,146
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	353,247	352,361
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (f)	375,000	373,802
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (f)	106,845	107,252
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (f)	88,966	89,229
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (f)	730,000	708,422
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (f)	2,095,805	2,094,600
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (f)	216,832	216,894
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (f)	140,198	140,005
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (f)	1,295,000	1,300,472
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (f)	33,970	34,141
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (f)	90,453	90,574
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (f)	70,676	71,158
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (f)	228,000	226,042
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (f)	804,000	792,805
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (f)	60,056	60,425
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (f)	136,544	137,336
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	156,000	155,335
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	60,944	60,997
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	54,000	53,891
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	290,000	288,649
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (f)	2,233,000	2,245,237
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (f)	629,000	632,578
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (f)	210,304	210,531
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (f)	88,272	88,387
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (f)	896,146	897,129
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (f)	441,802	442,129
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	127,451	127,896
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	260,340	260,436
M&T Equipment Notes Series 2026-1A Class A3, 4.8% 11/18/2030 (f)	98,000	97,804
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	126,431	126,744
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	458,032	458,077
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (f)	77,693	77,811
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (f)	129,561	129,746
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (f)	820,000	818,540
Nissan Master Owner Trust Receivable Series 2024-B Class A, 5.05% 2/15/2029 (f)	1,072,000	1,075,263
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (f)	800,000	791,760
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (f)	507,011	502,396
OneMain Financial Issuance Trust Series 2026-2A Class A, 4.98% 1/14/2038 (f)	900,000	897,679
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (f)	600,000	599,173
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (f)	495,000	492,151
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (f)	1,161,000	1,153,005
Optn Series 2026-A Class A, 4.32% 1/9/2034 (f)	190,000	188,012
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (f)	567,955	564,093
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (f)	127,294	127,591
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (f)	464,000	462,447
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (f)	103,000	101,873
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (f)	81,613	81,819
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (f)	500,000	497,803
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0708% 7/25/2054 (f)(g)(h)	475,617	474,547
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (f)(g)	344,586	339,451
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (f)	101,769	101,802
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (f)(g)	123,579	123,726
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (f)	222,009	222,323
Reach ABS Trust Series 2026-1A Class B, 4.37% 2/15/2033 (f)	600,000	595,830
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (f)	27,469	27,491
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	521,406	522,069
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (f)	18,560	18,572
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (f)	49,317	49,345
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (f)	295,685	296,188
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (f)	69,797	70,151
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3, 4.55% 6/20/2030 (f)	1,455,215	1,456,214
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (f)	344,241	343,340
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (f)	357,000	351,737
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (f)	173,474	173,454
SoFi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (f)	1,453,425	1,448,320
SoFi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (f)	350,000	346,345
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (f)	779,333	736,278
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (f)	798,116	793,413
Upstart Securitization Trust Series 2026-3 Class A2, 4.77% 7/20/2036 (f)	225,000	224,658
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (f)	859,034	861,640
VCAT Asset Securitization LLC Series 2026-NPL1 Class A1, 5.101% 1/25/2056 (f)(g)	421,851	420,900
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (f)(i)	607,233	605,369
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (f)(g)	603,714	603,282
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (f)	122,330	122,548
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (f)	715,000	714,522
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (f)	155,089	155,156
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (f)	178,278	179,213
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (f)	440,580	443,116
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (f)	210,100	210,776
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (f)	500,000	495,796
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (f)	422,292	418,914
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (f)	9,342	9,401
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (f)	885,663	870,922
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031	4,020,000	4,045,348
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	20,405	20,413
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	26,896	26,961
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	102,856	102,880
TOTAL UNITED STATES		51,963,705
TOTAL ASSET-BACKED SECURITIES (Cost $52,284,411)		52,059,623

Collateralized Mortgage Obligations - 9.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.5%
ACRA Trust Series 2026-NQM1 Class A1FC, 5.573% 6/25/2066 (f)(i)	1,293,337	1,292,274
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (f)	867,980	756,923
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (f)(g)	1,037,205	1,023,814
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (f)(g)	1,020,866	940,040
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (f)	654,484	591,012
BRAVO Residential Funding Trust Series 2025-NQM4 Class A1, 5.613% 2/25/2065 (f)(i)	965,037	964,137
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (f)(g)	369,670	368,805
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (f)(i)	538,694	533,606
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (f)(g)	46,872	46,707
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (f)(g)	554,287	546,951
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (f)(g)	520,606	519,996
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033	46,208	42,993
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	2,522,724	2,144,061
Fannie Mae Guaranteed REMIC Series 2019-33 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2077% 7/25/2049 (g)(h)	606,419	597,728
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	217,479	182,450
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	231,382	194,114
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	194,996	167,163
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	85,705	69,702
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	192,062	167,007
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	549,220	480,542
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	362,798	317,125
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	822,550	721,563
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	295,998	257,598
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	172,550	158,463
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	216,631	196,643
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	173,270	163,025
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	178,144	163,805
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	430,713	402,903
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	96,848	88,528
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	481,022	428,184
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,351,318	1,189,955
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	217,404	190,282
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	137,391	133,475
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	584,195	519,428
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 8/25/2052 (g)(h)	680,609	672,230
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3432% 9/25/2052 (g)(h)	1,710,352	1,685,077
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 9/25/2052 (g)(h)	1,425,081	1,407,537
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (g)(h)	457,020	452,312
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (g)(h)	1,654,409	1,634,018
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	243,721	223,914
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	514,749	463,552
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	249,067	228,114
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (g)(h)	367,843	373,622
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (g)(h)	726,911	738,759
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (g)(h)	138,067	140,235
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1732% 7/25/2054 (g)(h)	177,087	178,906
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2053 (g)(h)	430,186	433,184
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 12/25/2054 (g)(h)	1,322,268	1,327,053
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 12/25/2054 (g)(h)	204,326	205,515
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	320,215	300,924
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (g)(h)	485,305	487,881
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2432% 8/25/2054 (g)(h)	647,690	656,844
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2054 (g)(h)	274,113	275,067
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 2/25/2055 (g)(h)	327,402	329,695
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2054 (g)(h)	391,762	394,333
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (g)(h)	664,118	668,588
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (g)(h)	305,897	306,991
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	466,025	454,018
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	151,502	139,141
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	152,439	132,781
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	167,843	147,053
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	155,418	135,550
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	241,683	209,588
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	725,527	598,175
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	315,020	236,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	149,439	125,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	195,623	168,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	190,834	162,644
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	154,815	134,994
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,065,127	915,239
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	209,818	188,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,450,374	1,266,151
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	148,716	129,929
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	161,068	140,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	130,717	117,112
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	135,171	118,082
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	252,715	217,756
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	991,699	871,649
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	135,172	118,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	99,080	88,852
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	467,081	421,386
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	2,569,352	2,372,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	94,431	86,289
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	106,232	95,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	207,464	186,314
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	356,966	320,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	356,966	320,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	645,102	604,825
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	203,389	202,726
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3132% 8/25/2052 (g)(h)	362,788	358,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3932% 9/25/2052 (g)(h)	619,570	611,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3432% 9/25/2052 (g)(h)	411,466	405,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	108,454	107,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 8/25/2053 (g)(h)	1,604,761	1,608,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 10/25/2053 (g)(h)	453,333	460,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (g)(h)	1,089,505	1,096,479
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 10/25/2054 (g)(h)	163,417	164,003
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 11/25/2054 (g)(h)	1,195,548	1,201,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (g)(h)	1,202,837	1,207,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (g)(h)	214,415	214,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2054 (g)(h)	421,913	423,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (g)(h)	423,112	424,585
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9932% 3/25/2055 (g)(h)	892,722	899,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 4/25/2055 (g)(h)	1,475,551	1,474,882
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (l)	21,055	20,611
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	12,995	11,899
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	84,527	75,831
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2169% 2/20/2049 (g)(h)	59,062	58,406
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (f)(i)	160,769	158,177
HOMES 2026-NQM4 Trust Series 2026-NQM4 Class A1FC, 5.502% 6/25/2061 (f)(i)	576,801	575,246
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (f)(g)	384,928	384,330
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (f)	525,997	485,200
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (f)(g)	233,110	219,002
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (f)(g)	247,671	247,179
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (f)(g)	273,078	271,348
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (f)	32,035	29,445
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (f)(g)	502,481	498,077
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (f)	688,318	642,136
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (f)	302,758	276,004
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (f)	342,335	330,116
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (f)(i)	670,511	668,543
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (f)(i)	283,167	281,053
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (f)(g)	460,849	453,711
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (f)	19,591	19,443
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (f)(g)	191,145	187,393
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (f)(g)	97,682	95,458
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (f)(g)	163,711	160,355
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (f)	123,064	123,045
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (f)(g)	637,407	632,323
Onslow Bay Financial Series 2026-R3 Class A1FC, 5.731% 7/25/2063 (f)(i)	1,311,636	1,314,058
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (f)(g)	773,137	758,832
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (f)(i)	618,530	597,762
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (f)	500,267	467,595
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (f)(g)	350,758	349,727
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (f)	160,964	158,623
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (f)(g)	72,167	70,625
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (f)(g)	297,125	289,686
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (f)(g)	448,746	435,510
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (f)	839,001	832,890
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (f)(g)	679,261	676,733
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (f)(i)	564,604	558,821
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (f)(g)	898,673	894,639
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (f)	135,731	127,284
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (f)(g)	1,010,691	939,884
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (f)	292,956	272,711
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (f)(g)	505,393	503,744
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (f)(i)	614,902	612,703
Verus Securitization Trust Series 2026-2 Class A1FC, 4.507% 2/25/2071 (f)(i)	1,567,394	1,542,600
Verus Securitization Trust Series 2026-5 Class A1FC, 5.362% 5/25/2071 (f)(g)	486,251	484,365
Verus Securitization Trust Series 2026-6 Class A1FC, 5.513% 7/27/2071 (f)(i)	198,618	198,285
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (f)(i)	583,775	581,053
TOTAL UNITED STATES		71,803,459
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,107,677)		71,803,459

Commercial Mortgage Securities - 15.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 15.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (f)(g)(h)	1,555,000	1,562,775
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 2/15/2043 (f)(g)(h)	286,000	286,000
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (f)(g)(h)	195,000	195,244
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (f)	69,366	68,953
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	536,000	530,515
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	202,071	198,591
BANK Series 2018-BN11 Class A2, 3.784% 3/15/2061	200,625	197,311
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	58,806	57,033
BANK Series 2020-BN25 Class XB, 0.4359% 1/15/2063 (g)(j)	2,000,000	29,340
BANK Series 2021-BN33 Class XA, 1.0891% 5/15/2064 (g)(j)	2,730,241	91,900
BANK Series 2022-BNK44 Class A5, 5.923% 11/15/2055 (g)	804,000	823,848
BANK5 Series 2025-5YR16 Class XB, 0.5537% 8/15/2063 (g)(j)	4,000,000	61,061
BANK5 Series 2025-5YR19 Class XB, 0.5997% 12/15/2058 (g)(j)	2,400,000	59,638
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (f)	608,227	598,236
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,161,000	1,162,215
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2964% 9/15/2056 (g)	220,000	224,612
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (f)(g)(j)	5,700,000	198,453
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	83,389	82,844
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	58,517	58,284
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	205,000	198,177
Benchmark Mortgage Trust Series 2019-B12 Class XA, 0.9949% 8/15/2052 (g)(j)	793,468	16,122
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7526% 12/15/2062 (g)(j)	7,375,707	118,805
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3818% 3/15/2053 (g)(j)	1,691,444	58,563
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.7462% 7/15/2053 (g)(j)	923,819	44,236
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	804,000	812,525
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4882% 8/15/2058 (g)(j)	9,000,000	112,690
Benchmark Mortgage Trust Series 2025-V18 Class XB, 0.4196% 10/15/2058 (f)(g)(j)	24,743,000	437,711
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	2,680,000	2,675,596
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (f)(g)(h)(k)	377,465	377,936
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3249% 9/15/2054 (g)	447,000	451,231
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.749% 10/15/2058 (g)(j)	5,400,000	157,385
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	1,251,000	1,228,734
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (f)(g)(h)	313,000	313,195
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (f)(g)(h)	983,000	984,229
BX 2019 Trust Series 2019-OC11 Class A, 3.202% 12/9/2041 (f)	625,000	587,179
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (f)(g)(h)	566,000	564,551
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (f)(g)(h)(k)	2,067,683	2,063,816
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (f)(g)(h)	266,054	266,387
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1302% 4/15/2037 (f)(g)(h)(k)	48,387	48,402
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (f)(g)(h)	1,852,894	1,856,368
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (f)(g)	426,456	427,122
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (f)(g)(h)	1,681,445	1,685,123
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (f)(g)(h)	713,728	714,174
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (f)(g)	679,000	680,698
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0035% 11/15/2038 (f)(g)(h)(k)	84,062	84,062
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (f)(g)(h)	544,759	545,611
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (f)(g)(h)(k)	382,335	383,052
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3304% 3/15/2041 (f)(g)(h)	151,900	152,232
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0392% 6/15/2035 (f)(g)(h)	201,000	201,377
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (f)(g)(h)	220,816	221,092
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (f)(g)(h)	337,000	337,211
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (f)(g)	877,681	880,424
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	16,697	16,598
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	317,505	315,518
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (f)(g)	464,000	458,920
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (f)(j)	14,490,000	80,226
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	307,429	306,493
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	531,681	528,285
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	388,000	382,845
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	3	2
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0042% 8/10/2056 (g)(j)	3,612,963	85,805
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (f)(g)	400,000	390,369
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	70,193	69,907
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (f)(g)(h)	451,000	451,564
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (f)(g)(h)	913,691	915,404
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2392% 10/15/2042 (f)(g)(h)	181,591	182,156
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (f)(g)(h)(k)	1,233,924	1,234,696
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0392% 2/15/2043 (f)(g)(h)(k)	83,386	83,594
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.6469% 4/25/2033 (g)	178,888	175,081
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.6248% 3/25/2033 (g)	357,000	348,608
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	983,000	940,846
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8934% 9/25/2030 (g)	175,047	169,241
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	2,858,000	2,838,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	357,000	352,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	598,166	589,678
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	804,000	792,701
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	447,000	440,364
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	624,895	615,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,022,180	1,995,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	447,000	442,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	268,000	264,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	357,000	352,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	804,000	779,877
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	357,000	314,693
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	804,000	763,446
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	3,752,000	3,298,724
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	625,000	616,120
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 3/25/2029 (g)(h)	1,509,383	1,505,972
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (g)	804,000	791,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (g)	536,000	526,722
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (g)	715,000	705,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 3/25/2030 (g)(h)	1,692,328	1,690,449
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	1,429,000	1,412,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (g)	1,519,000	1,493,727
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 7/25/2030 (g)(h)	981,525	980,829
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (g)	179,000	176,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (g)	536,000	523,464
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1698% 10/25/2030 (g)	4,730,555	4,722,751
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (g)(h)	2,855,121	2,851,390
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,251,000	1,222,718
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	1,519,000	1,479,557
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (g)(h)	1,666,720	1,664,581
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 10/25/2030 (g)(h)	1,427,943	1,426,109
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 11/25/2030 (g)(h)	3,751,269	3,749,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1098% 12/25/2030 (g)(h)	3,125,832	3,122,495
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1198% 12/25/2030 (g)	2,321,701	2,321,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1198% 11/25/2030 (g)	4,107,742	4,106,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1298% 2/25/2031 (g)	2,768,889	2,768,884
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (g)(h)	1,339,951	1,345,438
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (g)(h)	4,197,870	4,197,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (g)(h)	3,484,000	3,482,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K565 Class AS, U.S. 30-Day Avg. SOFR Index + 0.48%, 4.0998% 6/25/2031 (g)(h)	1,331,000	1,330,995
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	117,812	116,865
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	2,858,000	2,815,003
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	179,000	176,644
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	59,792	59,556
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	357,000	335,679
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	178,529	173,087
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 10/15/2035 (f)(g)(h)(k)	231,000	230,856
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (f)(g)	446,000	445,458
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (f)(g)	317,000	312,294
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (f)	59,000	55,577
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (f)	598,000	538,194
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	14,006	13,961
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	13,620	13,587
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	281,256	280,110
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (f)(g)(h)	399,000	399,000
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4331% 5/15/2039 (f)(g)(h)	400,000	349,500
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1392% 9/15/2040 (f)(g)(h)	491,000	490,083
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	535,555	529,672
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	265,249	260,688
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	536,000	526,450
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	401,672	390,193
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7045% 12/15/2036 (f)(g)(h)	893,000	555,884
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1409% 6/15/2054 (g)(j)	801,930	27,748
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (f)(g)	1,043,529	1,023,898
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (f)	481,191	458,354
PFDR Trust Series 2026-DLVR Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 6/15/2043 (f)(g)(h)	1,161,000	1,162,814
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (f)(g)(h)	1,040,598	1,041,248
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (f)	585,000	585,349
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 8/15/2042 (f)(g)(h)	600,000	600,375
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (f)	915,551	906,997
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (f)(g)	574,000	562,796
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (f)(g)(h)	604,000	604,378
UBS Commercial Mortgage Trust Series 2017-C3 Class ASB, 3.215% 8/15/2050	202,556	201,356
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	534,586	532,192
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (f)(g)	1,600,000	23,599
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9008% 8/15/2051 (g)(j)	831,757	9,114
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.9482% 12/15/2052 (g)(j)	5,233,313	115,889
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (f)(g)(h)	638,000	634,810
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9298% 10/15/2041 (f)(g)(h)	983,000	978,802
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (f)(g)	418,000	415,067
TOTAL UNITED STATES		116,317,157
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $117,409,516)		116,317,157

U.S. Government Agency - Mortgage Securities - 101.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 101.0%
Fannie Mae 2% 3/1/2052	1,531,704	1,209,353
Fannie Mae 2.5% 3/1/2052	1,896,447	1,577,675
Fannie Mae 2.5% 4/1/2052	2,301,887	1,913,526
Fannie Mae 2.5% 5/1/2052	785,670	652,380
Fannie Mae 2.5% 6/1/2052	1,195,110	996,839
Fannie Mae 3% 12/1/2051	6,215,749	5,363,063
Fannie Mae 3.5% 12/1/2036	139,961	134,429
Fannie Mae 3.5% 5/1/2036	107,181	103,127
Fannie Mae 5.5% 2/1/2055	4,274,744	4,278,611
Fannie Mae 7% 6/1/2054	24,161	25,668
Fannie Mae 7% 7/1/2054	21,689	23,103
Fannie Mae 7% 8/1/2054	17,714	18,767
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	781,457	695,550
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	103,222	86,399
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	867,551	650,299
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	83,134	62,394
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	470,349	418,643
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	458,455	408,056
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	240,550	214,106
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	19,431	17,295
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	13,534	12,047
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	100,036	83,868
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,517,089	1,258,657
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	488,410	434,718
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	13,664	12,162
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	101,545	85,063
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	30,189	26,804
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	28,256	25,088
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	105,449	88,190
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	700,500	525,082
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	37,954	33,699
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	37,583	33,369
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	13,859	12,306
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	107,970	90,233
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,549,666	1,375,918
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	38,922	34,558
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2031	235,653	222,528
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	20,397	18,110
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	4,583,555	4,063,918
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	40,526	35,932
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	149,668	113,498
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,219,193	1,107,703
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	663,440	524,439
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,987,434	1,582,837
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,456,864	1,151,173
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	500,771	452,943
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	669,147	571,376
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	138,947	118,808
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	15,898	13,594
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	509,542	408,518
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	163,765	129,453
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	56,704	44,859
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,135,384	907,084
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	487,534	389,197
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	2,692,752	2,126,055
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,659,151	1,431,360
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	339,496	290,312
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	265,548	227,029
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	297,189	235,945
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	118,164	93,407
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	117,346	92,760
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,509,654	1,205,153
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	953,756	759,593
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	183,860	146,085
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	45,362	36,213
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	31,244	24,961
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,513,737	1,375,312
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	109,041	94,312
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,344	11,503
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	325,573	277,849
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	323,951	256,079
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	119,861	94,748
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	93,963	74,658
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,076	12,082
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	784,037	612,419
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	445,071	353,630
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	306,000	244,471
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	284,420	226,519
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	32,030	31,547
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,349	12,344
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	60,774	48,459
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	14,906	11,783
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	586,967	468,574
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	49,400	39,390
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	20,991	16,757
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	15,725	12,440
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	945,510	757,162
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	821,602	653,315
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	545,057	435,969
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	490,098	391,244
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	377,236	301,147
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	214,531	170,388
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	181,755	145,095
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	48,499	38,671
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	32,668	26,078
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	893,409	807,523
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	42,420	36,630
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,357,291	1,071,645
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	175,373	138,465
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	132,991	105,003
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	21,380	17,134
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	1,719,527	1,358,723
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	1,122,490	898,186
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	909,635	827,875
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	30,333	26,188
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	15,743	13,510
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	188,953	171,970
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	323,814	277,678
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,367,274	1,872,773
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	345,716	275,876
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	287,621	226,821
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	246,292	194,844
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	66,869	53,318
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	30,536	24,148
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	288,543	262,427
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	851,588	673,700
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	98,999	78,596
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	52,969	42,335
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	210,738	180,162
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	108,127	85,540
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	101,056	96,621
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	23,465	20,919
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,478,542	1,238,332
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	174,306	144,517
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	479,684	399,055
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	140,249	116,981
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	111,445	92,956
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	78,664	65,171
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	76,661	63,943
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	95,881	91,735
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	6,746	6,463
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	42,376	38,709
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,555,335	1,281,749
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	234,883	195,035
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	63,874	61,152
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	7,290	6,825
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	505,560	443,836
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	311,865	274,088
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	227,066	199,614
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	81,160	71,391
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	78,830	69,255
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	74,732	65,714
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	3,404,870	2,857,021
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,772,440	1,460,665
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,488,615	1,238,395
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	570,366	473,602
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	178,292	170,468
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	1,453,883	1,390,948
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	982,310	815,045
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	458,794	381,676
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	59,837	57,286
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	171,277	151,167
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	80,890	67,470
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	16,051	14,307
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	105,913	94,462
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,053,737	872,993
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	558,447	464,578
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	95,275	91,152
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	339,215	310,121
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	81,187	71,323
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,281,177	1,075,033
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	434,996	359,159
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	925,798	771,628
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	593,484	492,799
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	167,462	139,471
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	6,599	6,344
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	2,673,900	2,480,951
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	56,629	50,371
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	125,774	111,170
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	94,422	83,959
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	44,020	38,783
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	14,893	13,114
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,227,699	2,698,270
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,370,938	1,977,596
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,190,493	992,988
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,136,874	941,870
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	733,569	610,722
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	623,007	514,392
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	1,485,404	1,237,580
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	344,095	305,736
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,398,306	1,166,325
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	100,190	88,635
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,676,227	1,397,614
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	685,663	572,125
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	9,135	8,765
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	1,574,506	1,303,453
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,346,465	1,114,248
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,083,586	896,706
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,051,342	870,023
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	76,130	62,738
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	424,797	373,965
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	298,571	250,064
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	542,330	450,832
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	33,213	27,371
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	11,884	11,233
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	391,502	337,184
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	197,821	172,167
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,075,197	1,795,058
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,256,576	1,085,767
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	196,490	168,430
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	705,906	605,981
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	7,414	7,120
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	40,869	39,700
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,406,232	1,220,794
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	76,671	66,081
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	990,834	856,148
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	938,519	816,517
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	599,314	518,223
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	485,086	418,238
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	15,876	13,787
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	14,907	12,946
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	195,096	188,848
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	31,214	30,200
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	16,857	16,074
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	1,685,203	1,469,297
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	709,171	610,778
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,410,631	2,921,439
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,266,469	1,091,942
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	261,730	226,316
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	213,781	183,252
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	193,639	167,318
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	60,236	58,896
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	95,608	91,952
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	28,604	27,836
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	589,942	512,885
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	163,986	142,207
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,100,527	942,676
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (b)	617,561	532,071
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	494,505	426,050
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	15,416	14,886
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	14,421	13,883
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	51,553	47,767
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	419,253	364,883
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,302,981	1,123,829
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	964,946	838,001
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	278,746	238,765
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	21,847	20,890
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	843,374	733,214
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	815,432	709,431
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	30,125	26,124
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	588,166	502,150
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	73,043	71,207
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	16,172	15,259
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	60,847	57,045
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	810,581	702,424
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	266,487	230,929
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	558,055	482,721
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	86,072	82,862
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	9,760	9,191
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	936,126	808,584
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	359,949	311,358
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	475,310	465,122
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,582	7,303
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	6,221	5,985
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	161,315	156,069
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	199,033	180,693
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	50,913	45,967
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,226,282	1,131,757
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	236,735	211,407
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	67,847	60,811
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,140,044	1,938,167
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	181,117	164,541
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	30,083	27,179
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	68,578	62,302
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	109,578	99,825
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	560,914	501,516
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	56,533	50,564
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	8,465	7,849
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,226,445	1,131,208
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	135,045	120,955
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	63,663	57,797
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	35,649	32,342
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (d)	3,734,653	3,355,510
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	27,624	25,122
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	5,760	5,245
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	66,177	60,038
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	38,157	34,617
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	684,832	610,171
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	13,673	12,870
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,169,022	1,058,379
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	39,651	37,810
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	13,076	12,461
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	254,722	235,640
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	335,154	300,606
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	45,008	42,891
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	6,673	6,116
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	40,015	36,353
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	1,612,722	1,456,053
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,111,875	1,000,039
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	117,009	106,300
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	2,371,866	2,118,473
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	22,492	20,903
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	37,561	35,096
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	29,702	27,605
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	18,309	17,016
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	17,486	16,251
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	210,871	200,814
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	166,951	157,021
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	1,936,291	1,825,686
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	69,151	63,797
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	490,131	453,681
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	2,650,329	2,453,230
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	1,303,480	1,207,765
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	852,829	787,541
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	32,969	31,103
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	38,468	35,944
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	22,632	21,034
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	7,434	6,909
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	38,369	35,648
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	71,957	68,631
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	419,726	411,243
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	446,446	428,602
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	75,076	71,630
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	282,464	274,264
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	312,811	305,535
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	629,197	615,295
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	246,379	240,124
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	454,152	435,999
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	73,247	71,737
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	839,026	823,245
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	675,445	661,475
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	61,018	59,279
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	41,594	40,611
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	539,792	530,314
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	514,048	504,379
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	339,496	332,473
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	23,897	23,369
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	20,797	20,409
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	395,629	383,473
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	344,416	337,938
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	16,753	16,469
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	17,650	17,313
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	17,555	17,145
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	304,153	296,493
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	3,529,648	3,409,212
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	244,932	240,938
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	16,910	16,531
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	508,910	491,545
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	61,432	60,430
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	45,479	44,737
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	34,154	33,576
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	23,440	23,006
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	322,783	315,336
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	516,762	505,791
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	104,615	102,680
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	31,263	30,586
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	16,851	16,539
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	60,683	59,542
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	49,125	48,112
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	537,623	538,379
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,139,373	1,145,958
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	934,596	930,359
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	222,174	222,278
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	2,970,060	2,956,597
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	510,233	511,269
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	254,487	255,004
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	115,918	116,516
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	866,390	862,462
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	515,367	516,413
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	511,293	511,532
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	348,258	350,053
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	368,226	370,470
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	409,063	409,765
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	537,747	535,309
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	942,058	964,135
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	426,794	436,796
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	764,982	785,300
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	1,645,070	1,679,868
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,004,873	1,023,133
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,933,591	4,024,541
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	939,066	962,246
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	355,875	365,326
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	166,425	170,950
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,007,735	1,031,350
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	2,091,329	2,142,951
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,187,250	1,207,188
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	3,554,763	3,636,955
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	602,805	618,061
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	459,884	470,804
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,435,260	2,483,956
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	930,599	954,152
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,871,598	1,899,226
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,767,638	1,809,061
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	279,078	285,007
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	639,287	656,665
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	1,760,663	1,836,118
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	206,238	215,802
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	102,474	106,483
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	539,393	562,509
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	37,534	38,858
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	38,256	39,802
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	42,924	44,849
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	31,718	33,159
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	29,655	30,915
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	383,843	396,400
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	807,797	844,498
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	21,742	22,818
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	21,708	22,632
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	310,675	321,053
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	49,768	52,076
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	92,005	95,843
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,368,864	1,437,901
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,069,988	1,119,187
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	413,839	427,792
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	139,936	146,283
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	392,390	409,942
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	41,851	43,568
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	19,746	21,002
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,761,855	1,870,062
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,027,666	1,086,446
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	434,371	459,216
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	244,114	258,553
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	130,543	138,051
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	26,033	27,509
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	15,533	16,350
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	102,052	107,953
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	78,148	82,795
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	55,426	58,666
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	24,579	25,979
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	176,359	186,791
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	64,081	68,137
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	25,847	27,418
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	22,893	24,234
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	268,647	284,642
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	73,683	77,725
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	42,742	45,186
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	42,431	44,764
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	9,199	9,705
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	18,010	19,074
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	13,173	13,970
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	35,208	37,010
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,773	26,165
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,745	26,123
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,841	26,113
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	23,310	24,727
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	22,796	24,031
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	21,592	22,724
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	253,869	268,390
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	232,769	246,464
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	121,158	127,804
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	112,288	118,647
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	63,114	66,547
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	34,143	35,976
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	21,211	22,438
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	11,333	11,983
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	24,835	26,194
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	22,821	24,109
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	21,297	22,380
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	18,081	19,198
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	472,480	500,760
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	196,261	207,809
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	22,352	23,597
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	16,728	17,725
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	20,099	21,239
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	16,713	17,744
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	17,484	18,433
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	16,736	17,695
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	49,892	52,625
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	9,690	10,286
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	557,817	594,865
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	37,455	39,622
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	37,069	39,374
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	27,766	29,628
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	21,197	22,449
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	19,774	21,100
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	24,108	25,651
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	20,219	21,335
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	19,756	20,951
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	19,080	20,121
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	160,017	169,169
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	13,080	13,812
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	160,779	171,206
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	141,232	149,995
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	116,896	124,258
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	20,191	21,384
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	21,495	22,632
Freddie Mac 7% 1/1/2055	20,418	21,605
Freddie Mac Gold Pool 1.5% 1/1/2036	429,062	381,894
Freddie Mac Gold Pool 1.5% 1/1/2051	856,902	642,317
Freddie Mac Gold Pool 1.5% 11/1/2035	323,389	287,838
Freddie Mac Gold Pool 1.5% 11/1/2035	47,858	42,597
Freddie Mac Gold Pool 1.5% 11/1/2050	65,437	49,541
Freddie Mac Gold Pool 1.5% 12/1/2035	470,751	419,001
Freddie Mac Gold Pool 1.5% 12/1/2040	62,310	52,195
Freddie Mac Gold Pool 1.5% 12/1/2050	44,057	33,355
Freddie Mac Gold Pool 1.5% 12/1/2050	5,861	4,442
Freddie Mac Gold Pool 1.5% 2/1/2036	35,821	31,805
Freddie Mac Gold Pool 1.5% 2/1/2041	107,060	89,530
Freddie Mac Gold Pool 1.5% 2/1/2051	873,862	655,030
Freddie Mac Gold Pool 1.5% 3/1/2036	22,907	20,338
Freddie Mac Gold Pool 1.5% 3/1/2041	107,962	90,212
Freddie Mac Gold Pool 1.5% 3/1/2051	910,836	682,745
Freddie Mac Gold Pool 1.5% 3/1/2051	14,380	10,900
Freddie Mac Gold Pool 1.5% 4/1/2036	1,941,414	1,723,743
Freddie Mac Gold Pool 1.5% 4/1/2041	495,905	414,494
Freddie Mac Gold Pool 1.5% 4/1/2041	109,370	91,318
Freddie Mac Gold Pool 1.5% 4/1/2051 (b)(c)	5,695,974	4,269,592
Freddie Mac Gold Pool 1.5% 5/1/2036	39,877	35,356
Freddie Mac Gold Pool 1.5% 6/1/2036	40,470	35,881
Freddie Mac Gold Pool 1.5% 6/1/2051	35,693	27,067
Freddie Mac Gold Pool 1.5% 7/1/2035	160,626	143,119
Freddie Mac Gold Pool 1.5% 8/1/2035	260,010	231,670
Freddie Mac Gold Pool 1.5% 8/1/2036	24,972	22,141
Freddie Mac Gold Pool 2% 1/1/2051	226,061	178,627
Freddie Mac Gold Pool 2% 1/1/2051	123,168	97,324
Freddie Mac Gold Pool 2% 1/1/2051	58,738	46,633
Freddie Mac Gold Pool 2% 1/1/2051	40,660	32,281
Freddie Mac Gold Pool 2% 1/1/2052	160,885	128,133
Freddie Mac Gold Pool 2% 1/1/2052	106,247	84,916
Freddie Mac Gold Pool 2% 1/1/2052	38,211	30,528
Freddie Mac Gold Pool 2% 10/1/2036	619,953	560,743
Freddie Mac Gold Pool 2% 10/1/2041	16,335	13,960
Freddie Mac Gold Pool 2% 10/1/2051	1,537,486	1,221,605
Freddie Mac Gold Pool 2% 10/1/2051	195,283	155,894
Freddie Mac Gold Pool 2% 10/1/2051	91,961	73,240
Freddie Mac Gold Pool 2% 11/1/2041	188,984	161,526
Freddie Mac Gold Pool 2% 11/1/2050	1,457,990	1,152,519
Freddie Mac Gold Pool 2% 11/1/2050	14,749	11,825
Freddie Mac Gold Pool 2% 11/1/2051	1,393,996	1,107,596
Freddie Mac Gold Pool 2% 11/1/2051	756,319	599,750
Freddie Mac Gold Pool 2% 11/1/2051	285,186	227,128
Freddie Mac Gold Pool 2% 11/1/2051	128,298	102,179
Freddie Mac Gold Pool 2% 11/1/2051	72,285	57,569
Freddie Mac Gold Pool 2% 12/1/2051	795,039	633,187
Freddie Mac Gold Pool 2% 12/1/2051	19,020	15,184
Freddie Mac Gold Pool 2% 12/1/2051	17,155	13,706
Freddie Mac Gold Pool 2% 2/1/2041	152,183	130,914
Freddie Mac Gold Pool 2% 2/1/2051	2,522,294	1,993,046
Freddie Mac Gold Pool 2% 2/1/2051	1,437,750	1,152,245
Freddie Mac Gold Pool 2% 2/1/2052	2,022,010	1,605,950
Freddie Mac Gold Pool 2% 2/1/2052	164,892	131,890
Freddie Mac Gold Pool 2% 3/1/2041	98,149	84,844
Freddie Mac Gold Pool 2% 3/1/2051	2,725,462	2,153,585
Freddie Mac Gold Pool 2% 3/1/2051	381,075	301,473
Freddie Mac Gold Pool 2% 3/1/2052	549,306	435,592
Freddie Mac Gold Pool 2% 3/1/2052	135,941	106,907
Freddie Mac Gold Pool 2% 5/1/2041	139,022	119,298
Freddie Mac Gold Pool 2% 5/1/2051	4,889,982	3,915,884
Freddie Mac Gold Pool 2% 5/1/2051	140,661	112,289
Freddie Mac Gold Pool 2% 5/1/2051	75,346	59,630
Freddie Mac Gold Pool 2% 6/1/2041	236,390	202,836
Freddie Mac Gold Pool 2% 6/1/2050	1,101,112	881,767
Freddie Mac Gold Pool 2% 7/1/2041	1,175,896	1,010,146
Freddie Mac Gold Pool 2% 7/1/2041	15,647	13,406
Freddie Mac Gold Pool 2% 7/1/2051	178,304	140,612
Freddie Mac Gold Pool 2% 7/1/2051	84,649	67,496
Freddie Mac Gold Pool 2% 8/1/2050	7,577,169	5,994,374
Freddie Mac Gold Pool 2% 8/1/2050	79,459	63,407
Freddie Mac Gold Pool 2% 8/1/2051	139,056	110,008
Freddie Mac Gold Pool 2% 9/1/2050	3,302,599	2,612,718
Freddie Mac Gold Pool 2% 9/1/2050	144,656	114,439
Freddie Mac Gold Pool 2.5% 1/1/2042	484,628	425,326
Freddie Mac Gold Pool 2.5% 1/1/2052	492,268	409,523
Freddie Mac Gold Pool 2.5% 10/1/2040	435,390	386,137
Freddie Mac Gold Pool 2.5% 10/1/2041	233,348	205,093
Freddie Mac Gold Pool 2.5% 10/1/2050	945,372	791,783
Freddie Mac Gold Pool 2.5% 10/1/2051	928,458	772,395
Freddie Mac Gold Pool 2.5% 11/1/2031	82,181	78,676
Freddie Mac Gold Pool 2.5% 11/1/2041	1,234,577	1,086,381
Freddie Mac Gold Pool 2.5% 11/1/2041	107,551	94,479
Freddie Mac Gold Pool 2.5% 11/1/2041	84,349	74,241
Freddie Mac Gold Pool 2.5% 11/1/2050	1,795,646	1,497,184
Freddie Mac Gold Pool 2.5% 11/1/2050	167,028	139,892
Freddie Mac Gold Pool 2.5% 11/1/2051	230,824	192,963
Freddie Mac Gold Pool 2.5% 11/1/2051	105,984	87,341
Freddie Mac Gold Pool 2.5% 12/1/2050	150,073	125,645
Freddie Mac Gold Pool 2.5% 12/1/2051	760,500	631,005
Freddie Mac Gold Pool 2.5% 12/1/2051	142,107	118,664
Freddie Mac Gold Pool 2.5% 2/1/2042	230,012	203,493
Freddie Mac Gold Pool 2.5% 2/1/2051	1,357,631	1,136,640
Freddie Mac Gold Pool 2.5% 3/1/2051	493,331	408,712
Freddie Mac Gold Pool 2.5% 4/1/2042	73,643	64,664
Freddie Mac Gold Pool 2.5% 4/1/2052	1,309,426	1,087,689
Freddie Mac Gold Pool 2.5% 4/1/2052	253,937	211,809
Freddie Mac Gold Pool 2.5% 4/1/2052	203,745	170,516
Freddie Mac Gold Pool 2.5% 5/1/2041	487,024	433,537
Freddie Mac Gold Pool 2.5% 5/1/2041	165,388	146,139
Freddie Mac Gold Pool 2.5% 5/1/2051	1,191,975	994,224
Freddie Mac Gold Pool 2.5% 5/1/2051	241,609	201,979
Freddie Mac Gold Pool 2.5% 6/1/2031	5,367	5,168
Freddie Mac Gold Pool 2.5% 6/1/2041	87,014	76,659
Freddie Mac Gold Pool 2.5% 7/1/2043	46,310	40,097
Freddie Mac Gold Pool 2.5% 7/1/2050	372,173	310,313
Freddie Mac Gold Pool 2.5% 7/1/2050	173,342	145,234
Freddie Mac Gold Pool 2.5% 7/1/2051	870,947	724,550
Freddie Mac Gold Pool 2.5% 8/1/2041	354,951	312,316
Freddie Mac Gold Pool 2.5% 8/1/2041	68,940	60,767
Freddie Mac Gold Pool 2.5% 8/1/2050	4,220,133	3,527,919
Freddie Mac Gold Pool 2.5% 9/1/2041	134,384	118,959
Freddie Mac Gold Pool 3% 1/1/2052	1,146,508	988,870
Freddie Mac Gold Pool 3% 1/1/2052	151,185	129,500
Freddie Mac Gold Pool 3% 10/1/2049	275,200	237,705
Freddie Mac Gold Pool 3% 10/1/2051	554,255	478,914
Freddie Mac Gold Pool 3% 11/1/2032	271,132	260,767
Freddie Mac Gold Pool 3% 11/1/2047	60,994	53,122
Freddie Mac Gold Pool 3% 11/1/2047	42,039	36,640
Freddie Mac Gold Pool 3% 11/1/2048	21,513	18,750
Freddie Mac Gold Pool 3% 11/1/2049	795,948	693,972
Freddie Mac Gold Pool 3% 11/1/2050	58,874	50,742
Freddie Mac Gold Pool 3% 11/1/2051	176,085	150,939
Freddie Mac Gold Pool 3% 11/1/2051	86,945	74,529
Freddie Mac Gold Pool 3% 12/1/2030	19,583	19,034
Freddie Mac Gold Pool 3% 12/1/2032	21,131	20,454
Freddie Mac Gold Pool 3% 12/1/2050	425,079	366,368
Freddie Mac Gold Pool 3% 2/1/2033	20,479	19,929
Freddie Mac Gold Pool 3% 2/1/2033	12,222	11,732
Freddie Mac Gold Pool 3% 2/1/2048	454,020	395,284
Freddie Mac Gold Pool 3% 3/1/2048	28,460	24,778
Freddie Mac Gold Pool 3% 3/1/2050	490,099	423,326
Freddie Mac Gold Pool 3% 3/1/2052	325,193	278,347
Freddie Mac Gold Pool 3% 3/1/2052	86,932	74,463
Freddie Mac Gold Pool 3% 4/1/2033	21,090	20,260
Freddie Mac Gold Pool 3% 4/1/2034	12,318	11,790
Freddie Mac Gold Pool 3% 4/1/2050	503,407	434,349
Freddie Mac Gold Pool 3% 5/1/2033	5,728	5,505
Freddie Mac Gold Pool 3% 5/1/2051	171,117	147,001
Freddie Mac Gold Pool 3% 6/1/2050	290,240	252,329
Freddie Mac Gold Pool 3% 6/1/2052	250,153	214,273
Freddie Mac Gold Pool 3% 8/1/2049	40,202	34,725
Freddie Mac Gold Pool 3% 8/1/2050	1,445,119	1,258,617
Freddie Mac Gold Pool 3% 9/1/2047	25,096	21,873
Freddie Mac Gold Pool 3% 9/1/2051	158,189	135,599
Freddie Mac Gold Pool 3.5% 1/1/2045	10,333	9,567
Freddie Mac Gold Pool 3.5% 10/1/2034	419,638	404,140
Freddie Mac Gold Pool 3.5% 10/1/2047	5,594	5,082
Freddie Mac Gold Pool 3.5% 10/1/2051	9,306	8,265
Freddie Mac Gold Pool 3.5% 11/1/2033	13,432	12,796
Freddie Mac Gold Pool 3.5% 11/1/2047	46,987	42,686
Freddie Mac Gold Pool 3.5% 12/1/2047	11,092	10,070
Freddie Mac Gold Pool 3.5% 2/1/2034	39,337	37,317
Freddie Mac Gold Pool 3.5% 2/1/2043	130,995	121,219
Freddie Mac Gold Pool 3.5% 2/1/2052	123,019	110,261
Freddie Mac Gold Pool 3.5% 2/1/2053	2,890,570	2,590,795
Freddie Mac Gold Pool 3.5% 3/1/2046	610,997	560,561
Freddie Mac Gold Pool 3.5% 4/1/2047	7,437	6,729
Freddie Mac Gold Pool 3.5% 4/1/2052	1,437,087	1,278,170
Freddie Mac Gold Pool 3.5% 4/1/2052	1,331,934	1,196,716
Freddie Mac Gold Pool 3.5% 4/1/2052	19,322	17,263
Freddie Mac Gold Pool 3.5% 5/1/2052	1,099,732	984,994
Freddie Mac Gold Pool 3.5% 5/1/2052	597,307	535,175
Freddie Mac Gold Pool 3.5% 6/1/2046	12,793	11,629
Freddie Mac Gold Pool 3.5% 6/1/2046	4,798	4,368
Freddie Mac Gold Pool 3.5% 6/1/2047	55,525	50,166
Freddie Mac Gold Pool 3.5% 7/1/2042	327,435	303,138
Freddie Mac Gold Pool 3.5% 7/1/2047	99,994	90,936
Freddie Mac Gold Pool 3.5% 7/1/2048	865,246	781,732
Freddie Mac Gold Pool 3.5% 7/1/2052	37,928	33,841
Freddie Mac Gold Pool 3.5% 8/1/2042	8,358	7,743
Freddie Mac Gold Pool 3.5% 8/1/2047	155,527	141,293
Freddie Mac Gold Pool 3.5% 8/1/2047	20,458	18,586
Freddie Mac Gold Pool 3.5% 8/1/2047	13,114	11,914
Freddie Mac Gold Pool 3.5% 8/1/2051	932,909	834,702
Freddie Mac Gold Pool 3.5% 9/1/2042	410,020	379,125
Freddie Mac Gold Pool 3.5% 9/1/2042	183,797	170,043
Freddie Mac Gold Pool 3.5% 9/1/2047	5,295	4,811
Freddie Mac Gold Pool 3.5% 9/1/2047	4,982	4,526
Freddie Mac Gold Pool 4% 10/1/2052	510,422	472,942
Freddie Mac Gold Pool 4% 11/1/2048	36,697	34,037
Freddie Mac Gold Pool 4% 12/1/2047	808,917	752,811
Freddie Mac Gold Pool 4% 2/1/2052	12,309	11,440
Freddie Mac Gold Pool 4% 5/1/2038	185,748	177,330
Freddie Mac Gold Pool 4% 5/1/2045	9,383	8,958
Freddie Mac Gold Pool 4% 5/1/2048	79,907	74,264
Freddie Mac Gold Pool 4% 5/1/2052	2,772,390	2,553,219
Freddie Mac Gold Pool 4% 7/1/2048	16,733	15,635
Freddie Mac Gold Pool 4% 9/1/2042	110,721	105,505
Freddie Mac Gold Pool 4% 9/1/2048	180,839	167,899
Freddie Mac Gold Pool 4% 9/1/2048	38,141	35,412
Freddie Mac Gold Pool 4% 9/1/2051	12,253	11,387
Freddie Mac Gold Pool 4.5% 10/1/2039	16,771	16,438
Freddie Mac Gold Pool 4.5% 10/1/2048	207,445	200,003
Freddie Mac Gold Pool 4.5% 12/1/2048	28,380	27,256
Freddie Mac Gold Pool 4.5% 12/1/2052	1,262,614	1,203,861
Freddie Mac Gold Pool 4.5% 4/1/2048	17,918	17,112
Freddie Mac Gold Pool 4.5% 6/1/2047	15,535	14,953
Freddie Mac Gold Pool 4.5% 7/1/2041	1,097,629	1,072,252
Freddie Mac Gold Pool 4.5% 7/1/2047	27,775	26,813
Freddie Mac Gold Pool 4.5% 7/1/2047	12,763	12,282
Freddie Mac Gold Pool 4.5% 7/1/2049	1,335,661	1,280,187
Freddie Mac Gold Pool 5% 1/1/2053	439,602	429,960
Freddie Mac Gold Pool 5% 10/1/2052	684,411	671,538
Freddie Mac Gold Pool 5% 10/1/2053	50,672	49,735
Freddie Mac Gold Pool 5% 11/1/2052	332,489	326,651
Freddie Mac Gold Pool 5% 11/1/2052	194,503	190,845
Freddie Mac Gold Pool 5% 12/1/2052	743,169	729,191
Freddie Mac Gold Pool 5% 12/1/2052	395,930	388,483
Freddie Mac Gold Pool 5% 12/1/2052	360,211	352,761
Freddie Mac Gold Pool 5% 12/1/2052	141,431	138,506
Freddie Mac Gold Pool 5% 12/1/2052	85,845	84,391
Freddie Mac Gold Pool 5% 3/1/2054	647,257	635,286
Freddie Mac Gold Pool 5% 4/1/2053	405,974	397,958
Freddie Mac Gold Pool 5% 5/1/2056	2,641,133	2,551,014
Freddie Mac Gold Pool 5% 6/1/2052	400,203	393,426
Freddie Mac Gold Pool 5% 6/1/2056	2,109,480	2,037,502
Freddie Mac Gold Pool 5% 7/1/2053	48,425	47,265
Freddie Mac Gold Pool 5% 8/1/2052	24,778	24,319
Freddie Mac Gold Pool 5% 8/1/2052	20,006	19,636
Freddie Mac Gold Pool 5% 8/1/2053	41,386	40,418
Freddie Mac Gold Pool 5% 8/1/2053	28,877	28,185
Freddie Mac Gold Pool 5% 8/1/2053	17,824	17,506
Freddie Mac Gold Pool 5% 9/1/2052	213,349	208,636
Freddie Mac Gold Pool 5% 9/1/2052	16,652	16,291
Freddie Mac Gold Pool 5.5% 1/1/2055	3,007,192	3,013,295
Freddie Mac Gold Pool 5.5% 1/1/2055	1,292,359	1,297,264
Freddie Mac Gold Pool 5.5% 1/1/2056	3,170,376	3,178,793
Freddie Mac Gold Pool 5.5% 1/1/2056	1,466,195	1,465,505
Freddie Mac Gold Pool 5.5% 10/1/2053	37,074	36,952
Freddie Mac Gold Pool 5.5% 10/1/2054	814,401	816,054
Freddie Mac Gold Pool 5.5% 11/1/2054	761,073	765,234
Freddie Mac Gold Pool 5.5% 2/1/2054	201,229	200,380
Freddie Mac Gold Pool 5.5% 2/1/2054	94,476	94,048
Freddie Mac Gold Pool 5.5% 3/1/2053	1,956,357	1,969,498
Freddie Mac Gold Pool 5.5% 8/1/2055	252,953	254,020
Freddie Mac Gold Pool 6% 10/1/2054	681,779	699,886
Freddie Mac Gold Pool 6% 11/1/2053	173,680	177,261
Freddie Mac Gold Pool 6% 2/1/2055	365,938	375,657
Freddie Mac Gold Pool 6% 3/1/2053	346,529	355,733
Freddie Mac Gold Pool 6% 3/1/2056	2,503,645	2,559,186
Freddie Mac Gold Pool 6% 4/1/2040	867,350	887,249
Freddie Mac Gold Pool 6% 4/1/2054	2,007,078	2,058,502
Freddie Mac Gold Pool 6% 5/1/2054	2,452,622	2,518,527
Freddie Mac Gold Pool 6% 5/1/2055	471,656	482,561
Freddie Mac Gold Pool 6% 7/1/2039	3,847,185	3,939,055
Freddie Mac Gold Pool 6% 8/1/2055	1,589,545	1,626,795
Freddie Mac Gold Pool 6% 9/1/2039	7,758,441	7,987,354
Freddie Mac Gold Pool 6.5% 1/1/2054	774,730	809,142
Freddie Mac Gold Pool 6.5% 1/1/2054	571,301	595,785
Freddie Mac Gold Pool 6.5% 1/1/2054	16,345	17,127
Freddie Mac Gold Pool 6.5% 1/1/2054	15,895	16,575
Freddie Mac Gold Pool 6.5% 1/1/2054	11,198	11,597
Freddie Mac Gold Pool 6.5% 10/1/2053	239,408	249,668
Freddie Mac Gold Pool 6.5% 10/1/2053	218,385	228,153
Freddie Mac Gold Pool 6.5% 11/1/2054	51,334	53,534
Freddie Mac Gold Pool 6.5% 11/1/2054	34,910	36,136
Freddie Mac Gold Pool 6.5% 12/1/2054	1,181,484	1,241,070
Freddie Mac Gold Pool 6.5% 2/1/2055	348,271	364,334
Freddie Mac Gold Pool 6.5% 2/1/2055	108,886	113,515
Freddie Mac Gold Pool 6.5% 4/1/2054	50,600	52,678
Freddie Mac Gold Pool 6.5% 4/1/2054	20,701	21,640
Freddie Mac Gold Pool 6.5% 4/1/2055	157,419	163,990
Freddie Mac Gold Pool 6.5% 5/1/2054	64,415	67,087
Freddie Mac Gold Pool 6.5% 6/1/2053	29,436	30,593
Freddie Mac Gold Pool 6.5% 6/1/2054	1,037,481	1,085,185
Freddie Mac Gold Pool 6.5% 6/1/2054	195,561	204,981
Freddie Mac Gold Pool 6.5% 6/1/2054	15,614	16,392
Freddie Mac Gold Pool 6.5% 7/1/2054	27,527	28,584
Freddie Mac Gold Pool 6.5% 7/1/2054	16,028	16,826
Freddie Mac Gold Pool 6.5% 7/1/2055	1,741,835	1,823,559
Freddie Mac Gold Pool 6.5% 7/1/2055	362,877	378,769
Freddie Mac Gold Pool 6.5% 8/1/2054	241,740	251,278
Freddie Mac Gold Pool 6.5% 8/1/2054	106,045	110,917
Freddie Mac Gold Pool 6.5% 8/1/2054	73,823	76,536
Freddie Mac Gold Pool 6.5% 8/1/2054	28,609	29,752
Freddie Mac Gold Pool 6.5% 9/1/2053	147,757	154,551
Freddie Mac Gold Pool 6.5% 9/1/2053	143,905	150,073
Freddie Mac Gold Pool 6.5% 9/1/2054	3,340,820	3,507,222
Freddie Mac Gold Pool 6.5% 9/1/2054	231,103	242,235
Freddie Mac Gold Pool 6.5% 9/1/2054	84,330	87,593
Freddie Mac Gold Pool 7% 1/1/2054	556,365	589,275
Freddie Mac Gold Pool 7% 1/1/2054	530,677	561,030
Freddie Mac Gold Pool 7% 1/1/2054	400,166	423,180
Freddie Mac Gold Pool 7% 1/1/2054	273,612	289,796
Freddie Mac Gold Pool 7% 1/1/2054	142,552	150,751
Freddie Mac Gold Pool 7% 1/1/2054	18,835	19,939
Freddie Mac Gold Pool 7% 10/1/2055	24,837	26,331
Freddie Mac Gold Pool 7% 10/1/2055	21,583	22,873
Freddie Mac Gold Pool 7% 10/1/2055	21,101	22,371
Freddie Mac Gold Pool 7% 11/1/2053	215,151	228,029
Freddie Mac Gold Pool 7% 11/1/2055	131,470	139,749
Freddie Mac Gold Pool 7% 11/1/2055	110,024	117,057
Freddie Mac Gold Pool 7% 11/1/2055	86,148	91,856
Freddie Mac Gold Pool 7% 11/1/2055	53,136	56,756
Freddie Mac Gold Pool 7% 11/1/2055	24,815	26,188
Freddie Mac Gold Pool 7% 11/1/2055	22,871	24,163
Freddie Mac Gold Pool 7% 11/1/2055	22,340	23,563
Freddie Mac Gold Pool 7% 12/1/2053	71,366	75,247
Freddie Mac Gold Pool 7% 12/1/2053	25,400	26,794
Freddie Mac Gold Pool 7% 12/1/2054	24,582	25,836
Freddie Mac Gold Pool 7% 12/1/2055	24,777	26,046
Freddie Mac Gold Pool 7% 2/1/2054	285,152	301,462
Freddie Mac Gold Pool 7% 3/1/2054	21,587	22,749
Freddie Mac Gold Pool 7% 3/1/2054	18,482	19,626
Freddie Mac Gold Pool 7% 3/1/2054	15,029	15,870
Freddie Mac Gold Pool 7% 5/1/2055	19,739	20,837
Freddie Mac Gold Pool 7% 6/1/2054	554,291	587,294
Freddie Mac Gold Pool 7% 6/1/2054	507,138	536,303
Freddie Mac Gold Pool 7% 7/1/2043	12,351	13,060
Freddie Mac Gold Pool 7% 7/1/2054	11,983	12,659
Freddie Mac Gold Pool 7% 8/1/2054	635,952	678,190
Freddie Mac Gold Pool 7% 8/1/2054	242,435	257,324
Freddie Mac Gold Pool 7% 8/1/2054	22,551	23,811
Freddie Mac Gold Pool 7% 9/1/2043	26,857	28,281
Freddie Mac Gold Pool 7% 9/1/2054	282,236	298,467
Freddie Mac Gold Pool 7% 9/1/2055	24,625	26,139
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	449,212	459,739
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	746,343	780,253
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	688,371	720,292
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	204,069	214,234
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	48,037	50,353
Freddie Mac Non Gold Pool 3.5% 5/1/2049	128,638	116,018
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,174,768	3,183,195
Freddie Mac Non Gold Pool 5.5% 8/1/2053	921,450	924,184
Freddie Mac Non Gold Pool 6% 6/1/2053	359,861	368,857
Freddie Mac Non Gold Pool 6% 6/1/2053	327,421	334,684
Freddie Mac Non Gold Pool 6% 6/1/2053	280,277	286,845
Freddie Mac Non Gold Pool 6% 6/1/2054	4,497,772	4,607,390
Freddie Mac Non Gold Pool 6% 7/1/2053	281,527	288,564
Freddie Mac Non Gold Pool 6% 7/1/2053	265,449	271,669
Freddie Mac Non Gold Pool 6% 9/1/2053	361,981	369,672
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,590,839	1,659,015
Freddie Mac Non Gold Pool 6.5% 1/1/2055	415,332	435,889
Freddie Mac Non Gold Pool 6.5% 1/1/2055	54,671	57,308
Freddie Mac Non Gold Pool 6.5% 1/1/2055	26,643	27,715
Freddie Mac Non Gold Pool 6.5% 11/1/2054	183,237	192,307
Freddie Mac Non Gold Pool 6.5% 12/1/2054	15,679	16,346
Freddie Mac Non Gold Pool 6.5% 2/1/2055	480,079	503,841
Freddie Mac Non Gold Pool 6.5% 2/1/2055	54,486	57,115
Freddie Mac Non Gold Pool 6.5% 4/1/2055	48,671	50,741
Freddie Mac Non Gold Pool 7% 1/1/2055	19,685	20,811
Freddie Mac Non Gold Pool 7% 1/1/2055	14,895	15,719
Freddie Mac Non Gold Pool 7% 11/1/2055	51,600	54,408
Freddie Mac Non Gold Pool 7% 12/1/2053	18,677	19,760
Freddie Mac Non Gold Pool 7% 12/1/2054	20,604	21,894
Freddie Mac Non Gold Pool 7% 3/1/2055	29,105	30,680
Freddie Mac Non Gold Pool 7% 7/1/2055	21,427	22,776
Freddie Mac Non Gold Pool 7% 9/1/2055	15,534	16,336
Ginnie Mae I Pool 2.5% 1/20/2052	468,609	390,931
Ginnie Mae I Pool 2.5% 12/20/2051	717,422	598,725
Ginnie Mae I Pool 2.5% 12/20/2051	489,279	407,870
Ginnie Mae I Pool 2.5% 12/20/2051	379,998	317,009
Ginnie Mae I Pool 2.5% 8/20/2051	2,605,522	2,170,370
Ginnie Mae I Pool 3% 2/20/2050	157,296	137,230
Ginnie Mae I Pool 3.5% 10/20/2052	700,699	623,363
Ginnie Mae I Pool 3.5% 12/20/2049	6,453	5,784
Ginnie Mae I Pool 3.5% 12/20/2049	2,469	2,214
Ginnie Mae I Pool 3.5% 12/20/2049	2,202	1,969
Ginnie Mae I Pool 3.5% 12/20/2049	943	843
Ginnie Mae I Pool 3.5% 7/20/2052	3,776,409	3,369,344
Ginnie Mae I Pool 3.5% 8/20/2052	2,187,479	1,955,789
Ginnie Mae I Pool 3.5% 9/20/2052	2,532,920	2,254,154
Ginnie Mae I Pool 4% 10/20/2052	2,974,748	2,739,365
Ginnie Mae I Pool 4% 3/20/2047	9,005	8,378
Ginnie Mae I Pool 4% 4/20/2048	9,134	8,418
Ginnie Mae I Pool 4% 4/20/2048	9,067	8,356
Ginnie Mae I Pool 4% 5/20/2049	73,031	67,030
Ginnie Mae I Pool 4.5% 4/20/2053	984,248	932,764
Ginnie Mae I Pool 5% 4/20/2048	131,442	130,563
Ginnie Mae I Pool 5% 5/20/2056	356,219	345,364
Ginnie Mae I Pool 5.5% 3/20/2054	931,264	931,272
Ginnie Mae II Pool 2% 1/20/2052	7,908,479	6,351,114
Ginnie Mae II Pool 2% 10/20/2050	3,882,617	3,120,466
Ginnie Mae II Pool 2% 11/20/2050	1,767,320	1,420,398
Ginnie Mae II Pool 2% 12/20/2050	3,661,296	2,942,589
Ginnie Mae II Pool 2% 9/1/2056 (e)	14,000,000	11,230,701
Ginnie Mae II Pool 2% 9/20/2050	1,426,830	1,148,083
Ginnie Mae II Pool 2.5% 1/20/2051	5,881,211	4,933,900
Ginnie Mae II Pool 2.5% 1/20/2052	3,531,231	2,956,924
Ginnie Mae II Pool 2.5% 11/20/2051	198,777	166,449
Ginnie Mae II Pool 2.5% 12/20/2053	450,245	377,476
Ginnie Mae II Pool 2.5% 2/20/2052	7,807,440	6,537,666
Ginnie Mae II Pool 2.5% 5/20/2052	265,470	222,295
Ginnie Mae II Pool 2.5% 6/20/2051	1,403,915	1,175,806
Ginnie Mae II Pool 2.5% 7/20/2051	398,807	333,946
Ginnie Mae II Pool 2.5% 7/20/2054	415,100	347,882
Ginnie Mae II Pool 2.5% 8/20/2047	12,508	10,646
Ginnie Mae II Pool 2.5% 8/20/2050	48,715	40,818
Ginnie Mae II Pool 2.5% 9/1/2056 (e)	700,000	585,501
Ginnie Mae II Pool 3% 1/20/2032	128,523	124,320
Ginnie Mae II Pool 3% 10/20/2031	41,993	40,658
Ginnie Mae II Pool 3% 11/20/2031	46,005	44,521
Ginnie Mae II Pool 3% 12/20/2031	68,136	65,938
Ginnie Mae II Pool 3% 12/20/2046	633,088	558,856
Ginnie Mae II Pool 3% 2/20/2031	5,775	5,619
Ginnie Mae II Pool 3% 3/20/2031	11,699	11,376
Ginnie Mae II Pool 3% 3/20/2050	417,330	364,223
Ginnie Mae II Pool 3% 3/20/2052	7,318,109	6,370,839
Ginnie Mae II Pool 3% 4/20/2031	39,186	38,082
Ginnie Mae II Pool 3% 4/20/2052	6,189,894	5,388,662
Ginnie Mae II Pool 3% 5/20/2031	85,802	83,338
Ginnie Mae II Pool 3% 5/20/2051	919,739	801,261
Ginnie Mae II Pool 3% 6/20/2050	9,701	8,463
Ginnie Mae II Pool 3% 6/20/2051	244,372	212,778
Ginnie Mae II Pool 3% 7/20/2031	1,741	1,689
Ginnie Mae II Pool 3% 7/20/2051	308,424	268,694
Ginnie Mae II Pool 3% 8/20/2031	14,966	14,512
Ginnie Mae II Pool 3% 8/20/2051	367,003	319,612
Ginnie Mae II Pool 3% 9/20/2031	5,962	5,778
Ginnie Mae II Pool 3.5% 1/20/2044	3,695	3,407
Ginnie Mae II Pool 3.5% 10/20/2043	2,303	2,126
Ginnie Mae II Pool 3.5% 12/20/2040	1,464	1,364
Ginnie Mae II Pool 3.5% 12/20/2041	1,713	1,591
Ginnie Mae II Pool 3.5% 12/20/2043	1,818	1,676
Ginnie Mae II Pool 3.5% 2/20/2043	2,266	2,096
Ginnie Mae II Pool 3.5% 3/20/2044	1,785	1,645
Ginnie Mae II Pool 3.5% 5/20/2043	177,202	163,127
Ginnie Mae II Pool 3.5% 6/20/2043	24,448	22,592
Ginnie Mae II Pool 3.5% 8/20/2043	2,204	2,036
Ginnie Mae II Pool 3.5% 8/20/2052	2,580,049	2,278,559
Ginnie Mae II Pool 3.5% 9/20/2040	3,288	3,061
Ginnie Mae II Pool 3.5% 9/20/2043	2,331	2,151
Ginnie Mae II Pool 4% 1/20/2041	30,541	29,040
Ginnie Mae II Pool 4% 1/20/2046	7,648	7,184
Ginnie Mae II Pool 4% 10/20/2040	10,016	9,527
Ginnie Mae II Pool 4% 10/20/2045	1,793	1,685
Ginnie Mae II Pool 4% 11/20/2042	48,612	46,028
Ginnie Mae II Pool 4% 12/20/2045	9,982	9,379
Ginnie Mae II Pool 4% 4/20/2047	426,622	396,364
Ginnie Mae II Pool 4% 5/20/2046	17,565	16,493
Ginnie Mae II Pool 4% 6/20/2045	425,122	399,984
Ginnie Mae II Pool 4% 7/20/2044	23,106	21,791
Ginnie Mae II Pool 4% 8/20/2043	3,990	3,771
Ginnie Mae II Pool 4% 8/20/2044	66,644	62,841
Ginnie Mae II Pool 4% 8/20/2045	302,112	283,966
Ginnie Mae II Pool 4% 8/20/2048	247,650	229,312
Ginnie Mae II Pool 4% 9/20/2045	1,690	1,588
Ginnie Mae II Pool 4.5% 10/1/2056 (e)	1,650,000	1,543,975
Ginnie Mae II Pool 4.5% 11/20/2054	2,858,022	2,692,224
Ginnie Mae II Pool 4.5% 9/1/2056 (e)	1,550,000	1,451,732
Ginnie Mae II Pool 5% 10/1/2056 (e)	10,725,000	10,376,753
Ginnie Mae II Pool 5% 11/20/2054	6,742,891	6,573,766
Ginnie Mae II Pool 5% 12/20/2054	542,777	528,654
Ginnie Mae II Pool 5% 6/20/2048	167,970	166,526
Ginnie Mae II Pool 5% 9/1/2056 (e)	18,800,000	18,210,116
Ginnie Mae II Pool 5.5% 1/20/2055	798,051	796,811
Ginnie Mae II Pool 5.5% 10/1/2056 (e)	41,300,000	40,968,614
Ginnie Mae II Pool 5.5% 12/20/2054	978,932	979,858
Ginnie Mae II Pool 5.5% 12/20/2054	257,836	257,113
Ginnie Mae II Pool 5.5% 9/1/2056 (e)	51,950,000	51,608,243
Ginnie Mae II Pool 6% 10/1/2056 (e)	7,000,000	7,084,318
Ginnie Mae II Pool 6% 12/20/2054	1,238,221	1,260,921
Ginnie Mae II Pool 6% 9/1/2056 (e)	12,250,000	12,423,395
Uniform Mortgage Backed Securities 2% 10/1/2056 (e)	39,925,000	31,125,901
Uniform Mortgage Backed Securities 2% 9/1/2056 (e)	88,600,000	69,114,920
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (e)	4,475,000	3,652,369
Uniform Mortgage Backed Securities 3% 9/1/2056 (e)	2,900,000	2,472,930
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (e)	5,000,000	4,436,524
Uniform Mortgage Backed Securities 4.5% 10/1/2056 (e)	1,650,000	1,547,842
Uniform Mortgage Backed Securities 4.5% 9/1/2041 (e)	850,000	829,746
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (e)	4,550,000	4,272,556
Uniform Mortgage Backed Securities 5% 10/1/2056 (e)	3,725,000	3,591,133
Uniform Mortgage Backed Securities 5% 9/1/2056 (e)	13,075,000	12,620,440
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (e)	4,900,000	4,851,765
Uniform Mortgage Backed Securities 6% 10/1/2056 (e)	600,000	605,835
Uniform Mortgage Backed Securities 6% 9/1/2056 (e)	4,700,000	4,753,232
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (e)	2,400,000	2,473,500
TOTAL UNITED STATES		763,219,068
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $786,021,989)		763,219,068

U.S. Treasury Obligations - 3.8%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	8,468,100	7,874,671
US Treasury Bonds 4.625% 11/15/2045	4.65	17,900	16,569
US Treasury Bonds 4.75% 2/15/2056	5.24	8,900	8,241
US Treasury Bonds 4.75% 8/15/2055	4.86	285,800	264,376
US Treasury Bonds 4.875% 8/15/2045	4.75 to 4.84	2,670,900	2,555,300
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	2,486,311	2,185,933
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.63 to 2.72	1,187,376	1,043,721
US Treasury Notes 3.5% 2/15/2029	3.60	1,948,200	1,908,247
US Treasury Notes 3.875% 4/15/2029	3.90 to 3.91	3,224,700	3,183,636
US Treasury Notes 4% 11/15/2035	4.38	946,900	895,930
US Treasury Notes 4.125% 2/15/2036	4.64 to 4.72	2,983,500	2,845,979
US Treasury Notes 4.125% 7/15/2029	4.36	1,598,900	1,586,783
US Treasury Notes 4.75% 2/15/2045	4.95 to 4.97	2,742,300	2,587,939
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.25 to 2.29	1,836,075	1,753,233
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,774,581)			28,710,558

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $13,279,646)	3.69	13,277,758	13,280,413

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	2,700,000	172,561
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,010,000	170,129
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	5,700,000	211,293
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	3,470,000	131,188
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,000,000	74,252
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	400,000	15,349
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	6,100,000	412,280
Option on an interest rate swap with Bank of America NA to to pay annually a fixed rate of 4.174% and receive annually a floating rate based on US SOFR Index, expiring July 2028	7/2027	22,110,000	88,370
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	3,100,000	122,953
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.19% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	1,230,000	45,837
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.85% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	17,000,000	57,533
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.988% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	6,250,000	38,082

TOTAL PURCHASED SWAPTIONS (Cost $1,411,446)			1,539,827

TOTAL INVESTMENT IN SECURITIES - 138.6% (Cost $1,072,289,266)	1,046,930,105
NET OTHER ASSETS (LIABILITIES) - (38.6)%	(291,460,322)
NET ASSETS - 100.0%	755,469,783

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 10/1/2056	(3,550,000)	(3,434,729)
Ginnie Mae II Pool 5% 9/1/2056	(10,675,000)	(10,340,053)
Ginnie Mae II Pool 5.5% 9/1/2056	(42,250,000)	(41,972,054)
Ginnie Mae II Pool 6% 9/1/2056	(7,000,000)	(7,099,083)
Uniform Mortgage Backed Securities 2% 9/1/2056	(52,450,000)	(40,915,097)
Uniform Mortgage Backed Securities 2.5% 9/1/2056	(3,800,000)	(3,101,453)
Uniform Mortgage Backed Securities 4.5% 10/1/2056	(1,650,000)	(1,547,842)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(1,550,000)	(1,455,486)
Uniform Mortgage Backed Securities 5% 10/1/2056	(1,800,000)	(1,735,313)
Uniform Mortgage Backed Securities 5% 9/1/2056	(10,450,000)	(10,086,699)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(4,900,000)	(4,851,765)
Uniform Mortgage Backed Securities 6% 9/1/2056	(5,300,000)	(5,360,028)
Uniform Mortgage Backed Securities 6.5% 9/1/2056	(2,400,000)	(2,473,500)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(134,373,102)

TOTAL TBA SALE COMMITMENTS (Proceeds $134,868,003)		(134,373,102)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	3	12/2026	323,297	139
CBOT 2Y US Treasury Notes Contracts (United States)	676	12/2026	138,770,125	(325,950)
TOTAL LONG				(325,811)
SHORT
CBOT US Treasury Ultra Bond Contracts (United States)	(18)	12/2026	(1,983,375)	17,072
TOTAL FUTURES CONTRACTS				(308,739)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	26,347	(29,043)	(2,696)
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	26,347	(31,070)	(4,723)
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	12,851	(14,086)	(1,235)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	60,000	10,995	(16,215)	(5,220)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	14,661	(17,642)	(2,981)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	14,661	(17,886)	(3,225)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	18,326	(15,928)	2,398
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	50,000	9,163	(7,789)	1,374
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	5,498	(5,022)	476
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	20,000	(146)	(56)	(202)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	350,000	(2,548)	(2,992)	(5,540)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	(9,465)	(8,265)	(17,730)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	(10,266)	(9,330)	(19,596)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,020,000	(7,426)	(10,446)	(17,872)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	14,871	(7,467)	7,404
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	7,436	(3,734)	3,702
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	7,436	(4,780)	2,656
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	7,436	(9,478)	(2,042)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	29,742	(29,958)	(216)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	14,871	(15,690)	(819)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	14,871	(17,485)	(2,614)
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	14,871	(14,588)	283
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	14,871	(14,664)	207
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,500,000	(6,301)	1,035	(5,266)
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	15,911	(6,420)	9,491
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	15,911	(6,873)	9,038
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	200,000	31,821	(28,750)	3,071

TOTAL BUY PROTECTION							292,745	(344,622)	(51,877)
Sell Protection
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	200,000	(42,566)	47,470	4,904
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	300,000	(63,850)	69,577	5,727
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(3,576)	11,792	8,216
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	10,000	(72)	236	164
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(3,576)	7,534	3,958
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(17,162)	39,764	22,602
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,100,000	(7,866)	13,912	6,046
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly	800,000	(5,721)	8,611	2,890
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(6,436)	13,305	6,869
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,090,000	(7,795)	9,943	2,148
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,040,000	14,853	44,086	58,939
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,060,000	14,998	45,784	60,782
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	600,000	(141,263)	124,956	(16,307)

TOTAL SELL PROTECTION							(270,032)	436,970	166,938
TOTAL CREDIT DEFAULT SWAPS							22,713	92,348	115,061

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(2)	Annual	LCH	9/2036	4,460,000	(226,613)	213,014	(13,599)
U.S. SOFR Index(2)	Annual	3%	Annual	LCH	9/2028	138,398,000	3,223,215	(2,686,325)	536,890
3.25%	Annual	U.S. SOFR Index(2)	Annual	LCH	9/2031	10,000	(440)	341	(99)
U.S. SOFR Index(2)	Annual	3.5%	Annual	LCH	9/2033	20,000	940	(815)	125
4%	Annual	U.S. SOFR Index(2)	Annual	LCH	9/2056	3,157,000	(290,148)	203,268	(86,880)
TOTAL INTEREST RATE SWAPS							2,706,954	(2,270,517)	436,437

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Represents floating rate.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $932,378.
(c)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $5,303.

(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,414,529.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,771,497 or 13.9% of net assets.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	33,039,259	390,838,989	410,600,588	923,022	1,986	767	13,280,413	13,277,758
Fidelity Securities Lending Cash Central Fund	-	4,746,693	4,746,693	475	-	-	-	-
	33,039,259	395,585,682	415,347,281	923,497	1,986	767	13,280,413

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	52,059,623	-	52,059,623	-

Collateralized Mortgage Obligations	71,803,459	-	71,803,459	-

Commercial Mortgage Securities	116,317,157	-	111,810,743	4,506,414

U.S. Government Agency - Mortgage Securities	763,219,068	-	763,219,068	-

U.S. Treasury Obligations	28,710,558	-	28,710,558	-

Money Market Funds	13,280,413	13,280,413	-	-

Purchased Swaptions	1,539,827	-	1,539,827	-
Total Investments in Securities:	1,046,930,105	13,280,413	1,029,143,278	4,506,414
Derivative Instruments:

Assets
Futures Contracts	17,211	17,211	-	-
Swaps	3,582,903	-	3,582,903	-
Total Assets	3,600,114	17,211	3,582,903	-

Liabilities
Futures Contracts	(325,950)	(325,950)	-	-
Swaps	(853,236)	-	(853,236)	-
Total Liabilities	(1,179,186)	(325,950)	(853,236)	-
Total Derivative Instruments:	2,420,928	(308,739)	2,729,667	-
Other Financial Instruments:

TBA Sale Commitments	(134,373,102)	-	(134,373,102)	-
Total Other Financial Instruments:	(134,373,102)	-	(134,373,102)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$1,033,649,692
Investments in securities, at value - affiliated issuers	13,280,413
Cash	22,721
Receivable for investments sold	301,793
Receivable for TBA sale commitments	134,868,003
Receivable for fund shares sold	13,372,496
Interest receivable	2,337,411
Distributions receivable from affiliated funds	59,967
Receivable for variation margin on futures contracts	42,722
Bi-lateral OTC swaps, at value	358,748
Receivable from investment adviser for expense reductions	2,376
Other receivables	56,066
Total assets	1,198,352,408
Liabilities
Payable for investments purchased	4,628,265
Payable for investments purchased, delayed delivery	302,959,756
TBA sale commitments, at value	134,373,102
Payable for fund shares redeemed	537,099
Bi-lateral OTC swaps, at value	336,035
Payable for variation margin on centrally cleared swaps	35,052
Other payables and accrued expenses	13,316
Total liabilities	442,882,625
Net Assets	$755,469,783
Net assets consist of:
Paid in capital	819,675,851
Total accumulated earnings (loss)	(64,206,068)
Net Assets	$755,469,783

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($755,469,783/84,645,443 shares)	$8.93

Other Information
Unaffiliated issuers, cost	1,059,009,620
Affiliated issuers, cost	13,279,646
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$923,497
Interest	36,862,411
Total investment income	37,785,908
Expenses
Custodian fees and expenses	49,703
Independent trustees' fees and expenses	1,783
Total expenses	51,486
Expense reductions	(27,059)
Total expenses after reductions	24,427
Net investment income (loss)	37,761,481
Net realized gain (loss)
Investments - unaffiliated issuers	570,306
Investments - affiliated issuers	1,986
Redemptions in-kind	(2,586,145)
Futures contracts	(2,432,004)
Swaps	2,107,021
Written options	95,628
Net realized gain (loss)	(2,243,208)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(10,709,263)
Investments - affiliated issuers	767
Futures contracts	(348,109)
Swaps	1,663,373
TBA sale commitments	2,074,559
Total change in net unrealized appreciation (depreciation)	(7,318,673)
Net gain (loss)	(9,561,881)
Net increase (decrease) in net assets resulting from operations	$28,199,600
Other Information
Income from securities lending - Affiliated Issuers	475

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,761,481	$31,095,111
Net realized gain (loss)	(2,243,208)	(3,054,262)
Change in net unrealized appreciation (depreciation)	(7,318,673)	(444,992)
Net increase (decrease) in net assets resulting from operations	$28,199,600	$27,595,857
Distributions to shareholders
Distributions to shareholders	(36,811,676)	(32,040,267)
Total distributions	(36,811,676)	(32,040,267)
Net increase (decrease) in net assets resulting from share transactions	(39,100,938)	221,228,956
Total increase (decrease) in net assets	(47,713,014)	216,784,546
Net Assets
Beginning of period	803,182,797	586,398,251
End of period	$755,469,783	$803,182,797
Financial Highlights
Fidelity® Series Investment Grade Securitized Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.01	$9.10	$8.77	$9.24	$10.41
Income from Investment Operations
Net investment income (loss) A, B	.41	.40	.37	.32	.14
Net realized and unrealized gain (loss)	(.09)	(.07)	.33	(.48)	(1.16)
Total from investment operations	.32	.33	.70	(.16)	(1.02)
Distributions
Distributions from net investment income	(.40)	(.42)	(.37)	(.31)	(.15)
Total distributions	(.40)	(.42)	(.37)	(.31)	(.15)
Net asset value, end of period	$8.93	$9.01	$9.10	$8.77	$9.24
Total Return C	3.62%	3.72%	8.25%	(1.73)%	(9.89)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	.01%	.01%	.01%	.01%	.01%
Ratio of expenses to average net assets net of fee waivers, if any	-% F	-% F	-% F	-% F	-% F
Ratio of expenses to average net assets net of all reductions, if any	-% F	-% F	-% F	-% F	-% F
Ratio of net investment income (loss) to average net assets	4.56%	4.52%	4.25%	3.56%	1.45%
Net assets, end of period	$755,469,783	$803,182,797	$586,398,251	$519,975,188	$425,308,930
Portfolio turnover rate H	580% G	720%	721%	735%	761%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount represents less than .005%.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the Statement of Operations. If a fund has a significant exposure to TIPS such adjustments may result in negative interest and may have a significant impact on distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, futures transactions, losses deferred due to futures transactions, swap agreements, losses deferred due to offsetting positions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Series Investment Grade Securitized Fund	1,073,210,682	1,699,281	(27,025,523)	(25,326,242)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Series Investment Grade Securitized Fund	515,277	(39,394,522)	(25,326,822)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Series Investment Grade Securitized Fund	(24,947,614)	(14,446,908)	(39,394,522)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Series Investment Grade Securitized Fund	36,811,676	36,811,676

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Series Investment Grade Securitized Fund	32,040,267	32,040,267

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options, futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, bi-lateral swaps a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Series Investment Grade Securitized Fund
Credit Risk
Swaps	358,748	(336,035)	(27,560)	48,751
Total Credit Risk	358,748	(336,035)	(27,560)	48,751
Interest Rate Risk
Futures Contracts	17,211	(325,950)	(2,432,004)	(348,109)
Swaps	3,224,155	(517,201)	2,134,581	1,614,622
Purchased Swaptions	1,539,827	-	(961,703)	596,764
Written Swaptions	-	-	95,628	-
Total Interest Rate Risk	4,781,193	(843,151)	(1,163,498)	1,863,277

Totals	5,139,941	(1,179,186)	(1,191,058)	1,912,028

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Series Investment Grade Securitized Fund
Futures Contracts	139,257,889
Purchased Swaptions	89,291,667
Written Swaptions	3,795,000
Swaps	202,603,237

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Series Investment Grade Securitized Fund	3,348,521,700	3,361,976,032

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser pays all other operating expenses, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

August 31, 2026
	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net Realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity® Series Investment Grade Securitized Fund	9,938,922	-	(2,586,145)	(2,586,145)	88,853,963

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Series Investment Grade Securitized Fund	54	-	-

  8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, fees and expenses of the independent Trustees, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Series Investment Grade Securitized Fund	0.003	December 31, 2029	24,873

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Series Investment Grade Securitized Fund	2,186

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Series Investment Grade Securitized Fund
Fidelity® Series Investment Grade Securitized Fund	36,811,676	32,040,267
Total	36,811,676	32,040,267

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Series Investment Grade Securitized Fund
Shares sold	26,462,554	33,941,986	240,659,578	303,940,696
Reinvestment of distributions	4,048,781	3,582,493	36,786,117	32,031,832
Shares redeemed	(34,971,124)	(12,862,361)	(316,546,633)	(114,743,572)
Net increase (decrease)	(4,459,789)	24,662,118	(39,100,938)	221,228,956

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Series Investment Grade Securitized Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Investment Grade Securitized Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended,  statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 14, 2026

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 4.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $36,811,676 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891237.108
IGS-ANN-1026
Fidelity Advisor® Mortgage Securities Fund

Annual Report
August 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Mortgage Securities Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 4.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (g)	81,216	81,482
UNITED STATES - 4.6%
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (g)	1,800,000	1,804,771
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (g)	1,100,000	1,100,673
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (g)	2,000,000	1,981,632
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (g)	1,165,000	1,156,762
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (g)	980,000	971,511
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (g)	22,046	22,112
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (g)	76,725	76,749
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (g)	345,000	344,352
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (g)	190,000	188,423
Avis Budget Rental Car Funding AESOP LLC Series 2026-4A Class A, 5.09% 12/20/2032 (g)	405,000	401,101
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (g)	314,099	310,697
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (g)	334,374	330,490
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	91,700	92,276
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	259,482	259,697
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	325,000	325,651
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	339,117	338,267
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	105,000	103,658
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031	275,000	274,225
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (g)	345,000	343,897
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (g)	640,000	621,083
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (g)	100,000	99,257
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (g)	39,569	39,769
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (g)	101,178	101,314
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (g)	800,000	788,861
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	321,740	321,892
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	155,000	154,340
Exeter Automobile Receivables Trust Series 2026-4A, 4.37% 12/15/2028	119,000	118,952
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	53,205	53,252
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	50,000	49,899
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (g)	235,000	235,344
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (g)	75,000	75,057
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (g)(h)	10,814	8,780
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	124,785	125,220
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	226,665	226,748
M&T Equipment Notes Series 2026-1A Class A3, 4.8% 11/18/2030 (g)	105,000	104,790
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (g)	134,045	134,237
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (g)	690,000	688,772
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (g)	5,000,000	4,973,690
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (g)	410,000	407,641
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (g)	1,100,000	1,092,425
Optn Series 2026-A Class A, 4.32% 1/9/2034 (g)	165,000	163,273
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (g)	131,591	131,898
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (g)	460,000	458,461
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (g)	105,000	103,851
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (g)	500,000	497,803
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0708% 7/25/2054 (c)(d)(g)	475,617	474,547
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (d)(g)	92,685	92,795
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (g)	181,468	181,725
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (g)	410,000	409,685
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	134,453	134,474
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	500,549	501,186
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (g)	57,417	57,450
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (g)	81,519	81,932
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (g)	400,000	394,103
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A Class A, 4.77% 8/20/2031 (g)	1,300,000	1,298,031
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (g)	1,800,000	1,787,079
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (g)	986,648	932,139
Towd Point Mortgage Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (g)	336,379	334,582
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (g)	299,914	299,908
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (g)	200,000	198,662
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (g)(h)	520,485	518,887
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (d)(g)	543,826	543,436
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (g)	101,055	101,236
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (g)	800,000	799,466
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (g)	138,783	138,842
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (g)	68,785	68,902
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (g)	216,894	217,592
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (g)	1,835,199	1,834,259
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (g)	400,000	396,636
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (g)	340,713	337,987
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (g)	745,312	732,907
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	29,446	29,518
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	100,698	100,722
TOTAL UNITED STATES		35,202,241
TOTAL ASSET-BACKED SECURITIES (Cost $35,532,615)		35,283,723

Collateralized Mortgage Obligations - 9.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.4%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (g)	1,394,095	1,215,722
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (d)(g)	276,009	270,656
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (d)(g)	308,059	307,337
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (g)(h)	470,460	466,016
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (d)(g)	48,502	48,331
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (d)(g)	60,114	59,530
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (g)	1,306,410	1,286,959
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (d)(g)	461,906	455,792
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (c)(d)(g)(i)	72,121	7
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	6,187	6,228
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	10,618	10,714
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	7,999	8,068
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	11,575	11,732
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	3,177	3,210
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,317	2,361
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	4,426	4,546
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7923% 11/25/2032 (d)(j)	334	5
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 12/25/2033 (d)(j)	18,140	1,725
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 3/25/2033 (d)(j)	3,731	309
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	39,971	40,030
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9623% 6/25/2035 (d)(j)	28,485	1,368
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7801% 8/25/2035 (c)(d)	728	730
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	40,263	39,955
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8823% 12/25/2036 (d)(j)	9,522	723
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6823% 5/25/2037 (d)(j)	6,503	456
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.074% 6/25/2037 (c)(d)	18,678	22,518
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (c)(d)	1,659	1,784
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	25,357	23,971
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	188,394	178,919
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	89,590	87,433
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (j)	10,507	100
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	13,365	12,255
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	19,217	18,002
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2923% 1/25/2044 (d)(j)	23,675	1,895
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (j)	109,423	14,348
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	153,315	145,956
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	2,259,050	1,919,965
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (j)	71,346	8,767
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	2,795,736	2,513,070
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	566,735	512,525
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	166,356	139,561
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	176,789	148,314
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	198,253	169,955
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	86,946	70,711
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	146,951	127,781
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,151,078	1,009,757
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	226,383	197,014
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	222,485	204,322
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	199,595	183,529
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	401,699	375,762
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,765,574	1,554,744
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	165,947	145,245
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	177,297	172,244
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	194,874	167,604
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 8/25/2052 (c)(d)	634,896	627,080
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3432% 9/25/2052 (c)(d)	1,595,478	1,571,900
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 9/25/2052 (c)(d)	1,340,201	1,323,702
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (c)(d)	447,433	442,823
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (c)(d)	1,543,292	1,524,271
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	314,193	288,659
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	232,373	212,824
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (c)(d)	823,723	836,663
Fannie Mae Guaranteed REMIC Series 2023-53 Class FP, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.1932% 11/25/2053 (c)(d)	1,506,437	1,534,303
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (c)(d)	1,001,806	1,018,135
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (c)(d)	128,708	130,729
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1732% 7/25/2054 (c)(d)	346,046	349,601
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2053 (c)(d)	1,975,099	1,988,864
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 12/25/2054 (c)(d)	1,222,535	1,226,959
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 12/25/2054 (c)(d)	685,439	689,429
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (j)	12,779	301
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (c)(d)	888,386	893,103
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2432% 8/25/2054 (c)(d)	845,863	857,818
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2054 (c)(d)	283,506	284,492
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 2/25/2055 (c)(d)	344,748	347,163
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2054 (c)(d)	412,518	415,225
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (c)(d)	676,061	680,612
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (c)(d)	322,467	323,620
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	402,564	395,822
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	595,074	579,742
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(j)	8,957	1,259
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(j)	5,497	690
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (j)	8,567	1,205
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(j)	5,067	781
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (j)	17,186	2,530
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	3,355	3,383
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	248,186	241,975
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	128,421	112,514
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	246,031	213,358
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	4,439	4,488
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	4,100	4,152
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	9,212	9,318
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	1,885	1,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	3,233	3,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	12,521	12,855
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 4.449% 11/15/2031 (d)(j)	4,756	171
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	12,525	12,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	16,638	16,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (j)	6,552	824
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	262,087	264,736
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	18,109	18,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	92,671	91,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	45,364	46,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	55,857	55,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	24,013	23,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.849% 2/15/2036 (d)(j)	8,549	596
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	26,836	27,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	68,767	68,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.909% 11/15/2036 (d)(j)	27,860	1,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.829% 6/15/2037 (d)(j)	23,635	1,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	9,433	9,449
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	129,533	129,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	16,500	16,306
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	15,295	14,355
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (j)	9,900	559
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (j)	22,265	394
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	41,456	40,753
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	19,455	19,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	128,268	123,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	155,701	148,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	76,679	73,604
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	59,265	48,862
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	465,571	396,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	352,453	264,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	152,385	128,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	198,809	171,552
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	193,942	165,293
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	813,989	699,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	160,157	143,592
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,108,471	967,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	185,744	162,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	180,116	157,386
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	168,409	150,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	151,033	131,939
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	193,195	166,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,009,430	887,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	151,034	131,940
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	127,649	114,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	595,796	537,510
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	105,627	96,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	136,864	122,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	332,768	298,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	332,768	298,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1932% 7/25/2052 (c)(d)	178,997	176,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	495,881	483,864
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3132% 8/25/2052 (c)(d)	338,422	334,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3932% 9/25/2052 (c)(d)	567,256	559,438
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2932% 9/25/2052 (c)(d)	233,419	231,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 8/25/2053 (c)(d)	612,462	613,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 10/25/2053 (c)(d)	423,059	430,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5357 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (c)(d)	1,501,758	1,523,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (c)(d)	415,721	418,382
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 10/25/2054 (c)(d)	542,374	544,319
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 11/25/2054 (c)(d)	1,137,408	1,143,058
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (c)(d)	673,326	676,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (c)(d)	240,240	239,814
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2054 (c)(d)	435,707	437,855
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (c)(d)	473,925	475,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 4/25/2055 (c)(d)	563,223	562,968
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	9,612	9,710
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	3,307	3,342
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	1,559	1,576
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	940	947
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0819% 8/20/2060 (c)(d)(k)	8,678	8,637
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 4/20/2061 (c)(d)(k)	2,323	2,320
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4319% 5/20/2061 (c)(d)(k)	103	103
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (k)	1,007	946
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	27,552	24,723
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.34% 8/20/2066 (c)(d)(k)	40,500	40,439
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	35,941	35,938
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7463% 5/16/2034 (d)(j)	20,659	802
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4463% 8/17/2034 (d)(j)	8,003	556
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9363% 6/16/2037 (d)(j)	13,520	847
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	261,486	249,743
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	57,739	55,130
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (j)	1,605	26
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (j)	61,127	5,558
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	33,828	33,630
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	76,085	69,667
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	328,571	294,770
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1669% 1/20/2049 (c)(d)	52,724	52,643
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2669% 10/20/2049 (c)(d)	102,727	101,297
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2169% 2/20/2049 (c)(d)	189,724	187,615
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (d)(g)	359,075	358,517
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (g)	677,437	624,894
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (d)(g)	233,110	219,002
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (d)(g)	222,573	222,130
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (g)	1,090,604	1,089,171
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (d)(g)	273,078	271,348
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (d)(g)	418,734	415,064
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (g)	564,436	526,566
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (g)	302,758	276,004
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (g)	941,420	907,820
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (g)(h)	613,896	612,094
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (d)(g)	384,041	378,092
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (d)(g)	1,006,847	1,000,551
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (d)(g)	82,067	80,198
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (d)(g)	249,373	244,372
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (d)(g)	153,350	150,206
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (g)	123,064	123,045
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (d)(g)	546,349	541,991
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (d)(g)	692,620	679,805
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (g)(h)	530,168	512,368
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (g)	428,801	400,795
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (g)	1,343,325	1,296,687
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (d)(g)	72,167	70,625
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (d)(g)	222,844	217,264
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (d)(g)	466,581	452,820
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (g)	156,530	155,390
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (g)(h)	564,604	558,821
RCO IX Mortgage LLC Series 2026-2 Class A1, 5.7646% 5/25/2031 (d)(g)	1,113,082	1,114,754
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (d)(g)	914,214	910,111
RCO Series 2026-3 Class A1, 5.724% 7/25/2031 (g)(h)	877,377	867,144
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (g)	192,459	180,480
Santander Mortgage Asset Receivable Trust Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (g)	1,076,326	1,074,392
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4218% 9/25/2043 (c)(d)	153,143	149,620
Versus Securitization Trust Series 2026-R1 Class A1FC, 4.675% 10/25/2067 (d)(g)	2,174,006	2,141,857
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (d)(g)	433,194	431,781
Verus Securitization Trust Series 2026-5 Class A1FC, 5.362% 5/25/2071 (d)(g)	389,001	387,492
Verus Securitization Trust Series 2026-6 Class A1FC, 5.513% 7/27/2071 (g)(h)	198,618	198,285
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (g)(h)	502,945	500,599
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.0724% 9/25/2033 (d)	16,741	16,676
TOTAL UNITED STATES		71,371,474
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,870,094)		71,371,474

Commercial Mortgage Securities - 10.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (c)(d)(g)	1,310,000	1,316,550
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 2/15/2043 (c)(d)(g)	250,000	250,000
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (c)(d)(g)	181,000	181,226
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (g)	184,513	183,414
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,519,217	1,503,671
BANK Series 2020-BN25 Class XB, 0.4359% 1/15/2063 (d)(j)	7,140,322	104,750
BANK Series 2021-BN33 Class XA, 1.0891% 5/15/2064 (d)(j)	4,493,939	151,267
BANK5 Series 2025-5YR14 Class XA, 1.1999% 4/15/2058 (d)(j)	5,287,610	162,722
BANK5 Series 2025-5YR14 Class XB, 0.2712% 4/15/2058 (d)(j)	13,100,000	142,656
BANK5 Series 2025-5YR19 Class XB, 0.5997% 12/15/2058 (d)(j)	2,000,000	49,698
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (g)	529,873	521,169
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (d)(g)(j)	4,800,000	167,119
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	1,400,000	1,413,707
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7526% 12/15/2062 (d)(j)	11,258,570	181,349
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (c)(d)(g)(i)	152,203	152,394
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.5838% 7/15/2058 (d)(j)	6,600,000	142,906
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.749% 10/15/2058 (d)(j)	4,600,000	134,068
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	500,000	491,101
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7065% 4/15/2058 (d)(j)	2,997,948	67,192
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (c)(d)(g)	1,100,000	1,101,375
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (c)(d)(g)	214,000	213,452
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (c)(d)(g)(i)	1,550,039	1,547,140
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (c)(d)(g)	3,425,804	3,432,228
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (d)(g)	498,994	499,774
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (c)(d)(g)	538,527	539,705
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (c)(d)(g)	746,497	746,964
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (d)(g)	705,000	706,763
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (c)(d)(g)	709,797	710,906
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (c)(d)(g)(i)	859,744	861,356
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3304% 3/15/2041 (c)(d)(g)	133,000	133,291
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0392% 6/15/2035 (c)(d)(g)	168,000	168,315
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (c)(d)(g)	353,000	353,221
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (d)(g)	812,301	814,839
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	224,755	223,415
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (d)(g)	605,000	598,376
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5475% 12/10/2049 (d)(j)	5,407,321	53
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0042% 8/10/2056 (d)(j)	4,604,120	109,344
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (d)(g)	300,000	292,777
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	400,000	357,723
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (c)(d)(g)	482,000	482,603
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (c)(d)(g)	1,925,823	1,929,434
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2392% 10/15/2042 (c)(d)(g)	152,919	153,395
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (c)(d)(g)(i)	801,067	801,568
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0392% 2/15/2043 (c)(d)(g)(i)	82,449	82,655
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	191,413	188,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	984,029	970,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	300,000	264,448
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 3/25/2029 (c)(d)	1,391,137	1,387,993
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (d)	700,000	689,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (d)	500,000	491,345
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	600,000	591,769
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	900,000	889,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (d)	1,400,000	1,376,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 7/25/2030 (c)(d)	1,098,350	1,097,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	200,000	196,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (d)	500,000	488,306
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1698% 10/25/2030 (d)	4,396,798	4,389,544
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (c)(d)	2,697,280	2,693,756
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (c)(d)	1,212,069	1,210,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 10/25/2030 (c)(d)	2,897,856	2,894,133
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 11/25/2030 (c)(d)	2,999,416	2,997,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1098% 12/25/2030 (c)(d)	1,799,903	1,797,982
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1198% 12/25/2030 (d)	2,299,704	2,299,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1198% 11/25/2030 (d)	899,725	899,383
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 1/25/2031 (c)(d)	1,499,069	1,499,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1298% 2/25/2031 (d)	2,099,916	2,099,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (c)(d)	2,299,915	2,309,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (c)(d)	2,698,849	2,699,650
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (c)(d)	1,199,963	1,199,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (c)(d)	2,000,000	1,999,146
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.6344% 10/10/2048 (d)(i)(j)	188,177	122
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	2,200,000	2,166,903
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	197,367
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	1,700,000	1,655,155
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	199,845	193,754
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 10/15/2035 (c)(d)(g)(i)	100,000	99,938
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (d)(g)	268,000	264,021
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (g)	455,259	428,849
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (d)(g)(j)	3,909,453	85,203
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	15,649	15,598
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (c)(d)(g)	380,000	380,000
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1392% 9/15/2040 (c)(d)(g)	411,000	410,232
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.537% 8/15/2033 (c)(d)(g)	723,006	629,001
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7045% 12/15/2036 (c)(d)(g)	100,000	62,249
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1409% 6/15/2054 (d)(j)	896,673	31,026
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (c)(d)(g)	1,017,140	1,017,776
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (g)	550,000	550,329
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 8/15/2042 (c)(d)(g)	500,000	500,313
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (g)	749,772	742,767
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (d)(g)	534,000	523,577
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (c)(d)(g)	574,000	574,359
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9617% 12/15/2050 (d)(j)	4,855,221	44,968
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class A3, 5.486% 5/15/2059	1,000,000	1,009,315
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8118% 12/15/2050 (d)(j)	6,213,997	50,313
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9008% 8/15/2051 (d)(j)	3,561,958	39,028
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (c)(d)(g)	637,000	633,815
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (d)(g)	340,000	337,614
TOTAL UNITED STATES		76,444,971
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $76,797,634)		76,444,971

U.S. Government Agency - Mortgage Securities - 107.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 107.1%
Fannie Mae 2% 3/1/2052	1,429,291	1,128,493
Fannie Mae 2.5% 3/1/2052	2,010,984	1,672,960
Fannie Mae 2.5% 4/1/2052	2,032,528	1,689,612
Fannie Mae 3% 12/1/2051	144,961	125,075
Fannie Mae 3.5% 12/1/2036	82,778	79,507
Fannie Mae 3.5% 5/1/2036	63,505	61,104
Fannie Mae 6% 12/1/2054	1,474,605	1,517,917
Fannie Mae 7% 6/1/2054	41,700	44,301
Fannie Mae 7% 7/1/2054	37,547	39,993
Fannie Mae 7% 8/1/2054	17,714	18,766
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (c)(d)	6,126	6,280
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (c)(d)	1,042	1,069
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 5.928% 6/1/2036 (c)(d)	525	539
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.611%, 6.111% 8/1/2035 (c)(d)	13,590	13,949
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6671%, 6.01% 11/1/2036 (c)(d)	968	995
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6851%, 5.987% 5/1/2036 (c)(d)	847	872
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7395%, 6.079% 3/1/2040 (c)(d)	4,991	5,191
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.05% 7/1/2035 (c)(d)	901	926
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.428% 8/1/2041 (c)(d)	7,258	7,559
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.071% 1/1/2042 (c)(d)	10,723	11,197
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8047%, 6.37% 12/1/2040 (c)(d)	87,208	90,977
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (c)(d)	4,826	5,039
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (c)(d)	1,061	1,093
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (c)(d)	9,577	9,876
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (c)(d)	1,455	1,494
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	885,728	788,358
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	834,836	740,191
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	116,462	97,480
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,218,069	1,662,621
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	473,058	421,054
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	461,095	410,406
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	242,040	215,432
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	113,612	95,250
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,408,347	1,998,092
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	472,604	420,650
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	115,661	96,887
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	118,828	99,379
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,790,615	1,342,210
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	12,776	11,344
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	121,667	101,680
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	12,912	11,464
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	51,243	45,626
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	84,555	63,381
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	126,322	95,794
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,320,964	1,171,619
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,797,417	1,633,052
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	743,030	587,354
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	517,610	468,174
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	862,712	737,720
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	834,565	669,100
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	158,225	125,074
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	48,676	38,508
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,799,643	1,437,775
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	13,097	11,299
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	643,026	549,870
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	502,273	429,415
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	521,921	414,365
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	101,885	80,539
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	101,198	79,995
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,139,395	1,707,873
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	177,697	141,189
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	46,757	37,326
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	32,644	26,080
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	889,191	807,878
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	123,420	106,749
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,344	11,503
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	907,278	717,189
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	103,348	81,695
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	81,003	64,361
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	450,626	360,015
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	40,550	39,939
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,349	12,344
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	52,308	41,709
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	909,592	726,125
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	50,793	40,500
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	22,359	17,849
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	15,725	12,440
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,469,079	2,771,524
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	735,898	585,166
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	501,585	401,198
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	450,517	359,646
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	327,643	261,556
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	196,759	156,273
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	181,755	145,095
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	49,921	39,805
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	34,043	27,176
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	1,000,000	903,867
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	42,420	36,630
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	5,609,622	4,429,062
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	169,400	133,749
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	114,813	90,650
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	22,767	18,246
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	2,093,303	1,654,070
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	966,694	773,522
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	835,423	653,340
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	30,333	26,188
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	15,743	13,510
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	6,921,085	6,298,998
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	211,603	192,583
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	411,786	353,116
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	949,262	750,970
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	572,025	456,467
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	312,512	250,258
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,683,686	1,331,981
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	277,515	218,851
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	101,588	81,002
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	30,176	23,863
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	16,951	13,405
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	323,146	293,899
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	88,054	69,660
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	81,379	64,607
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	45,739	36,556
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	93,175	73,712
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	113,187	108,220
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,374,455	2,789,320
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,738,302	1,455,890
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	206,405	171,130
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,181,666	983,041
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	143,845	119,981
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	783,669	647,289
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	107,391	102,747
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	23,974	22,968
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	103,227	94,296
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	409,221	342,098
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	375,957	313,937
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	175,120	145,411
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	71,564	68,514
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	391,623	343,810
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	241,640	212,370
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	87,824	77,156
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,092,045	1,740,395
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	924,659	767,211
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	711,358	590,675
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	199,554	190,798
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	1,489,924	1,425,429
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,392,422	1,155,325
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	641,506	533,676
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	91,587	84,979
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	59,837	57,286
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	288,483	257,133
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	90,782	80,968
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	442,396	366,513
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,734,260	1,449,795
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	106,747	102,128
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	1,835,311	1,677,900
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,125,777	987,118
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	486,709	401,857
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,503,602	2,914,685
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,611,977	1,341,021
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,316,594	1,100,638
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,187,328	995,543
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	95,641	80,193
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	23,496	22,593
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	107,806	95,288
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	80,933	71,964
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	82,282	72,494
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	27,970	24,629
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,625,822	2,168,038
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,374,998	1,144,735
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,047,345	873,589
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	1,491,475	1,239,842
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	92,616	76,990
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,822,340	2,354,109
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,723,557	2,248,734
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	477,258	398,080
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	382,030	319,367
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	167,534	148,771
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	85,877	75,973
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	32,524	31,205
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	1,598,692	1,323,474
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	329,069	289,692
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,311,033	3,603,909
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	334,385	280,060
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	488,117	420,393
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	955,665	831,733
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	762,929	659,938
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	101,665	87,146
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	722,155	619,929
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	11,274	10,827
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	35,739	34,716
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,371,169	1,190,354
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	95,692	82,475
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,917,310	1,665,076
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	859,968	748,177
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	653,394	563,352
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	15,876	13,787
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	738,965	714,952
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	412,056	398,860
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	53,153	50,683
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	3,782,073	3,297,518
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	884,333	761,638
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	478,612	412,656
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	328,804	284,109
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	110,560	94,771
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	59,063	57,749
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	453,919	436,563
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	25,007	24,334
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	40,126	36,068
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,318,451	1,146,236
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	483,653	419,421
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	550,049	478,546
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	990,117	853,053
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	612,883	528,041
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	66,958	64,657
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	21,917	21,100
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	14,679	13,601
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	779,867	684,094
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	940,724	818,729
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	918,955	798,061
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	560,959	483,830
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	483,600	420,433
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	143,947	123,301
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	8,116	7,760
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,885,343	1,639,082
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	776,690	675,725
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	122,043	105,835
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,482,439	2,154,307
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	467,921	406,948
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	340,734	294,418
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	285,296	249,636
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	285,110	274,608
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	71,644	69,843
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	4,650	4,387
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	19,388	18,176
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	533,642	478,004
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	40,875	36,653
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	637,398	560,796
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,792,544	2,438,257
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,368,862	2,052,781
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	798,890	692,293
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	520,440	450,184
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,009,850	872,264
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	157,912	152,776
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	784,832	681,337
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	15,059	13,919
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	247,748	224,842
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	52,097	47,329
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	222,858	202,322
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	193,686	172,963
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	68,715	61,589
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	46,425	42,949
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	15,490	14,335
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,394	4,981
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	67,448	61,654
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,224,177	2,014,364
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	202,795	184,235
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	13,342	12,306
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	11,104	10,229
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,887	8,170
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,518	5,102
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,128	2,848
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	317,920	284,254
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	4,692	4,321
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,201,374	1,108,084
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	441,160	400,372
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	86,013	78,061
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	49,955	45,383
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,513	9,707
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	131,527	119,677
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	67,719	61,640
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	170,969	153,131
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	66,192	60,877
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	44,217	40,170
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	94,355	86,944
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	70,117	64,563
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	15,819	14,555
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,489	9,674
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	17,117	15,406
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	191,323	170,525
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,281,579	1,151,472
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	12,753	11,809
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,304,285	1,173,911
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	124,491	118,712
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	41,056	39,124
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	427,495	395,471
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	158,293	150,845
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	204,330	189,102
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	11,246	10,378
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	86,070	78,138
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	60,981	55,406
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	69,840	64,623
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	28,974	26,772
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,251	11,374
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	48,621	44,171
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	131,116	119,116
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	611,541	546,208
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	2,465,755	2,202,331
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	2,097,551	1,886,573
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	289,763	276,713
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	7,671	7,322
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,303	4,122
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	207,642	195,407
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	22,483	20,896
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	6,475	6,191
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,568	10,128
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,055	10,524
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	32,561	30,384
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	106,793	102,000
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,671	9,277
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	82,241	78,408
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	45,418	42,111
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	29,732	27,633
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,370	6,077
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	138,761	130,882
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	18,298	17,006
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	239,666	228,860
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	27,798	26,546
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	12,776	12,144
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,451	6,207
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,944	5,683
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	17,435	16,204
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	36,626	35,056
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	14,718	14,102
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	108,968	103,643
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	20,081	19,140
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	17,080	16,247
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	7,548	7,194
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	157,807	150,280
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	115,079	109,642
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	83,301	79,375
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	39,417	37,547
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,526	22,396
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	17,740	16,878
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	73,006	68,588
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	49,768	46,765
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	868,372	803,794
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	38,528	35,422
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	19,837	19,006
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	10,353	9,906
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,531	1,471
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	745,777	689,616
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,245	5,825
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	22,606	21,010
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	7,434	6,909
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	38,435	35,709
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	31,423	30,827
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	8,593	8,406
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	30,577	29,698
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	69,166	68,122
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	696,018	668,198
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	79,755	78,058
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	23,176	22,641
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,791	6,592
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	59,006	57,678
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	114,526	111,961
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	165,235	161,428
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	49,373	48,237
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	376,419	368,261
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	105,376	103,027
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	30,159	29,383
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	316,217	307,036
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	43,241	42,005
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,741	6,447
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	7,839	7,642
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,420	5,282
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	426,943	406,542
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	22,553	22,040
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	35,943	35,202
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	842,469	825,044
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	621,840	610,144
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	21,256	20,754
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,076,865	2,033,908
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	883,088	867,582
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	445,880	437,494
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	16,572	16,206
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	15,725	15,431
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	217,263	210,587
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2040	961,268	957,409
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	34,918	34,826
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	19,103	19,064
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	8,405	8,374
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	167,710	163,487
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	2,381,725	2,300,458
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	427,860	426,739
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,516	6,474
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	133,938	131,754
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	13,648	13,615
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	66,158	66,109
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	30,407	29,911
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	23,395	23,013
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	18,193	17,885
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	17,733	17,405
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	176,901	172,820
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,177	1,169
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	282,636	276,635
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	51,268	50,320
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	16,253	15,901
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	30,339	29,768
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	24,744	24,234
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (d)	62,143	61,638
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	863,441	868,431
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	287,489	287,623
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	134,253	134,121
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	1,150,049	1,155,618
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	1,118,367	1,125,181
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	792,468	793,086
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	347,754	349,547
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	572,227	572,494
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2056	2,386,034	2,393,114
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,169,226	1,175,253
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	658,892	662,906
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	81,983	83,840
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	37,630	38,509
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,788,718	1,830,635
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,039,195	1,062,248
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	247,156	252,948
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	49,263	50,440
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	777,604	802,055
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	622,609	639,145
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	1,622,089	1,656,401
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	793,825	808,250
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,864,456	3,953,808
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	681,161	697,975
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	258,737	265,609
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	104,015	106,843
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2041	673,353	691,327
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	177,070	179,823
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,002,652	1,026,148
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	32,600	33,462
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	31,714	32,524
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	31,568	32,397
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2056	1,270,512	1,300,286
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	978,291	994,720
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	437,789	446,954
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,400,555	1,424,075
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,067,746	1,092,434
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	786,114	804,536
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	305,160	311,643
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	738,797	757,495
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	80,313	82,446
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	706,251	723,117
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	568,846	582,785
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,341,952	1,376,335
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,199,828	1,232,069
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	3,298,602	3,366,624
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,743,699	1,784,560
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,731,039	1,756,593
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	76,072	78,069
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	32,214	33,036
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	1,769,163	1,817,808
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	2,185,688	2,235,265
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	492,724	504,270
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	124,917	128,134
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	208,181	212,604
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	556,583	571,713
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	19,105	19,684
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	230,856	241,561
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,146	6,364
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	295,474	307,035
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	637,521	666,835
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	107,457	111,248
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,810	1,875
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	588	607
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	257,809	266,244
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	376,691	393,805
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	60,932	63,948
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	384	396
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	58,058	60,529
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	669	694
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	546,151	571,434
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	8,363	8,647
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	375,491	388,034
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	342,187	357,840
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	619	641
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,078,588	3,218,220
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	463,377	479,000
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,950	3,054
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,687	1,747
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	438,949	458,584
Fannie Mae Mortgage pass-thru certificates 6.79% 2/1/2039 (d)	11,097	11,377
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	18,689	19,877
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,245,784	1,322,296
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	818,823	865,658
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	726,575	768,133
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	460,447	487,682
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	125,008	132,197
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	16,442	17,374
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	9,863	10,382
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	88,855	93,993
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	66,159	70,093
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	48,850	51,705
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	24,579	25,979
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	15	14
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	333,706	353,445
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	40,552	43,119
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	24,488	25,977
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	22,893	24,234
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	257,149	272,460
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	72,809	76,974
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	46,605	49,161
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	26,864	28,341
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	8,251	8,705
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	15,685	16,634
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	30,049	31,586
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,773	26,165
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,745	26,123
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	23,310	24,727
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	22,796	24,031
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	21,592	22,724
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	307	311
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	478,775	506,160
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	335,251	356,783
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	164,686	174,376
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	85,802	90,508
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	79,516	84,020
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	53,618	56,535
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	20,594	21,700
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	17,707	18,732
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	11,333	11,983
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	24,835	26,194
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	22,821	24,109
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	17,531	18,613
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	334,154	354,154
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	187,846	198,899
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	22,352	23,597
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	16,728	17,725
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	20,099	21,239
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	16,713	17,744
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	16,736	17,695
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	10,712	11,293
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	44,850	47,307
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	12,611	13,206
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	394,277	420,463
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	23,923	25,411
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	22,622	23,930
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	20,156	21,391
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	19,774	21,100
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	18,127	19,342
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	12,782	13,537
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	20,219	21,335
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	19,756	20,951
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	17,819	18,791
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	15	14
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	153,084	161,840
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	22,826	24,103
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	271,481	289,088
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	197,795	210,251
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	120,550	128,029
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	21,495	22,632
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	13	12
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,020	1,059
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	6,292	6,576
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,141	1,191
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,023	3,152
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,313	1,372
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	690	720
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	298	309
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	276	287
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	240	251
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	144	150
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	980	1,007
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	17,147	17,904
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	69	72
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	4,387	4,591
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2029	11	10
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,425	4,661
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	10,854	11,338
Freddie Mac 7% 1/1/2055	20,418	21,605
Freddie Mac Gold Pool 1.5% 1/1/2036	482,621	429,566
Freddie Mac Gold Pool 1.5% 1/1/2051	2,190,846	1,642,216
Freddie Mac Gold Pool 1.5% 11/1/2035	446,160	397,113
Freddie Mac Gold Pool 1.5% 11/1/2035	13,626	12,128
Freddie Mac Gold Pool 1.5% 11/1/2050	49,706	37,632
Freddie Mac Gold Pool 1.5% 12/1/2035	472,518	420,573
Freddie Mac Gold Pool 1.5% 12/1/2040	69,735	58,414
Freddie Mac Gold Pool 1.5% 12/1/2050	33,466	25,337
Freddie Mac Gold Pool 1.5% 12/1/2050	19,899	15,084
Freddie Mac Gold Pool 1.5% 2/1/2041	120,642	100,888
Freddie Mac Gold Pool 1.5% 2/1/2051	2,234,208	1,674,719
Freddie Mac Gold Pool 1.5% 3/1/2041	121,656	101,654
Freddie Mac Gold Pool 1.5% 3/1/2051	913,635	684,844
Freddie Mac Gold Pool 1.5% 3/1/2051	23,967	18,167
Freddie Mac Gold Pool 1.5% 4/1/2041	554,852	463,764
Freddie Mac Gold Pool 1.5% 4/1/2041	124,017	103,548
Freddie Mac Gold Pool 1.5% 4/1/2051	1,732,057	1,298,317
Freddie Mac Gold Pool 1.5% 5/1/2036	1,071,575	952,435
Freddie Mac Gold Pool 1.5% 6/1/2051	30,125	22,844
Freddie Mac Gold Pool 1.5% 7/1/2035	182,085	162,239
Freddie Mac Gold Pool 1.5% 8/1/2035	375,996	335,014
Freddie Mac Gold Pool 2% 1/1/2051	8,262,940	6,531,729
Freddie Mac Gold Pool 2% 1/1/2051	218,024	172,276
Freddie Mac Gold Pool 2% 1/1/2051	105,994	83,753
Freddie Mac Gold Pool 2% 1/1/2051	50,740	40,283
Freddie Mac Gold Pool 2% 1/1/2051	35,153	27,909
Freddie Mac Gold Pool 2% 1/1/2052	154,703	123,209
Freddie Mac Gold Pool 2% 1/1/2052	107,640	86,029
Freddie Mac Gold Pool 2% 1/1/2052	39,618	31,652
Freddie Mac Gold Pool 2% 10/1/2036	640,745	579,549
Freddie Mac Gold Pool 2% 10/1/2041	16,335	13,960
Freddie Mac Gold Pool 2% 11/1/2041	485,235	414,734
Freddie Mac Gold Pool 2% 11/1/2050	4,132,499	3,266,678
Freddie Mac Gold Pool 2% 11/1/2050	14,749	11,825
Freddie Mac Gold Pool 2% 12/1/2051	342,556	272,819
Freddie Mac Gold Pool 2% 12/1/2051	20,402	16,287
Freddie Mac Gold Pool 2% 12/1/2051	17,155	13,706
Freddie Mac Gold Pool 2% 2/1/2042	374,197	318,997
Freddie Mac Gold Pool 2% 2/1/2051	1,129,521	892,517
Freddie Mac Gold Pool 2% 2/1/2052	151,616	121,272
Freddie Mac Gold Pool 2% 3/1/2041	98,149	84,844
Freddie Mac Gold Pool 2% 3/1/2051	1,230,255	972,113
Freddie Mac Gold Pool 2% 3/1/2051	1,051,187	831,604
Freddie Mac Gold Pool 2% 3/1/2052	4,305,544	3,424,995
Freddie Mac Gold Pool 2% 3/1/2052	1,952,034	1,525,973
Freddie Mac Gold Pool 2% 3/1/2052	519,808	412,200
Freddie Mac Gold Pool 2% 4/1/2052	1,346,013	1,067,368
Freddie Mac Gold Pool 2% 5/1/2051	3,496,591	2,782,578
Freddie Mac Gold Pool 2% 5/1/2051	231,503	184,808
Freddie Mac Gold Pool 2% 5/1/2051	74,982	59,342
Freddie Mac Gold Pool 2% 5/1/2051	20,204	16,179
Freddie Mac Gold Pool 2% 6/1/2050	6,312,531	4,993,905
Freddie Mac Gold Pool 2% 6/1/2050	1,744,485	1,396,979
Freddie Mac Gold Pool 2% 7/1/2041	1,493,054	1,282,599
Freddie Mac Gold Pool 2% 7/1/2041	15,647	13,406
Freddie Mac Gold Pool 2% 7/1/2051	172,122	135,737
Freddie Mac Gold Pool 2% 7/1/2051	128,601	102,542
Freddie Mac Gold Pool 2% 8/1/2050	8,381,723	6,630,863
Freddie Mac Gold Pool 2% 8/1/2050	68,491	54,655
Freddie Mac Gold Pool 2% 8/1/2051	184,648	146,077
Freddie Mac Gold Pool 2% 9/1/2050	1,351,192	1,068,942
Freddie Mac Gold Pool 2% 9/1/2050	405,490	320,787
Freddie Mac Gold Pool 2.5% 1/1/2041	279,334	247,157
Freddie Mac Gold Pool 2.5% 1/1/2042	375,394	329,459
Freddie Mac Gold Pool 2.5% 1/1/2052	1,437,673	1,197,813
Freddie Mac Gold Pool 2.5% 10/1/2041	180,947	159,037
Freddie Mac Gold Pool 2.5% 10/1/2050	1,063,704	886,237
Freddie Mac Gold Pool 2.5% 11/1/2031	92,051	88,126
Freddie Mac Gold Pool 2.5% 11/1/2041	2,586,623	2,276,131
Freddie Mac Gold Pool 2.5% 11/1/2041	119,822	105,259
Freddie Mac Gold Pool 2.5% 11/1/2041	73,379	64,585
Freddie Mac Gold Pool 2.5% 11/1/2050	3,440,112	2,868,317
Freddie Mac Gold Pool 2.5% 11/1/2050	1,131,718	947,854
Freddie Mac Gold Pool 2.5% 12/1/2051	1,068,829	886,833
Freddie Mac Gold Pool 2.5% 12/1/2051	605,830	501,535
Freddie Mac Gold Pool 2.5% 2/1/2042	481,870	426,314
Freddie Mac Gold Pool 2.5% 2/1/2051	6,402,056	5,359,951
Freddie Mac Gold Pool 2.5% 3/1/2051	352,643	292,156
Freddie Mac Gold Pool 2.5% 4/1/2042	82,046	72,042
Freddie Mac Gold Pool 2.5% 4/1/2052	1,557,750	1,293,962
Freddie Mac Gold Pool 2.5% 4/1/2052	979,029	816,607
Freddie Mac Gold Pool 2.5% 4/1/2052	385,055	320,933
Freddie Mac Gold Pool 2.5% 4/1/2052	227,727	190,587
Freddie Mac Gold Pool 2.5% 5/1/2041	1,018,884	906,987
Freddie Mac Gold Pool 2.5% 5/1/2051	997,263	831,815
Freddie Mac Gold Pool 2.5% 5/1/2052	1,096,392	912,100
Freddie Mac Gold Pool 2.5% 6/1/2031	19,120	18,412
Freddie Mac Gold Pool 2.5% 6/1/2041	96,942	85,405
Freddie Mac Gold Pool 2.5% 7/1/2041	1,333,492	1,184,778
Freddie Mac Gold Pool 2.5% 7/1/2050	1,879,811	1,574,997
Freddie Mac Gold Pool 2.5% 7/1/2051	1,497,486	1,245,775
Freddie Mac Gold Pool 2.5% 8/1/2041	477,148	419,836
Freddie Mac Gold Pool 2.5% 8/1/2041	59,091	52,086
Freddie Mac Gold Pool 2.5% 9/1/2041	127,684	113,029
Freddie Mac Gold Pool 3% 1/1/2043	41,898	37,788
Freddie Mac Gold Pool 3% 1/1/2052	493,715	425,832
Freddie Mac Gold Pool 3% 1/1/2052	78,271	67,044
Freddie Mac Gold Pool 3% 10/1/2049	296,849	256,405
Freddie Mac Gold Pool 3% 10/1/2051	1,005,831	869,107
Freddie Mac Gold Pool 3% 11/1/2032	525,218	505,140
Freddie Mac Gold Pool 3% 11/1/2050	65,789	56,702
Freddie Mac Gold Pool 3% 12/1/2030	19,203	18,664
Freddie Mac Gold Pool 3% 12/1/2032	143,808	139,203
Freddie Mac Gold Pool 3% 12/1/2032	60,306	58,103
Freddie Mac Gold Pool 3% 12/1/2042	208,683	188,536
Freddie Mac Gold Pool 3% 12/1/2050	530,168	456,942
Freddie Mac Gold Pool 3% 2/1/2033	17,859	17,379
Freddie Mac Gold Pool 3% 2/1/2043	23,432	21,226
Freddie Mac Gold Pool 3% 2/1/2043	12,266	11,086
Freddie Mac Gold Pool 3% 3/1/2043	18,796	16,969
Freddie Mac Gold Pool 3% 3/1/2050	528,653	456,628
Freddie Mac Gold Pool 3% 3/1/2052	3,003,665	2,608,514
Freddie Mac Gold Pool 3% 3/1/2052	495,805	429,184
Freddie Mac Gold Pool 3% 3/1/2052	83,846	71,768
Freddie Mac Gold Pool 3% 3/1/2052	39,926	34,200
Freddie Mac Gold Pool 3% 4/1/2032	4,955	4,805
Freddie Mac Gold Pool 3% 4/1/2032	3,267	3,166
Freddie Mac Gold Pool 3% 4/1/2034	69,540	66,558
Freddie Mac Gold Pool 3% 4/1/2046	28,478	25,075
Freddie Mac Gold Pool 3% 4/1/2046	27,745	24,495
Freddie Mac Gold Pool 3% 4/1/2050	543,010	468,519
Freddie Mac Gold Pool 3% 5/1/2046	434,865	383,445
Freddie Mac Gold Pool 3% 5/1/2046	69,150	60,945
Freddie Mac Gold Pool 3% 6/1/2046	444,177	390,896
Freddie Mac Gold Pool 3% 6/1/2050	863,373	750,600
Freddie Mac Gold Pool 3% 6/1/2052	232,232	200,229
Freddie Mac Gold Pool 3% 6/1/2052	129,398	110,838
Freddie Mac Gold Pool 3% 7/1/2032	6,132	5,926
Freddie Mac Gold Pool 3% 8/1/2032	11,057	10,681
Freddie Mac Gold Pool 3% 8/1/2032	6,456	6,236
Freddie Mac Gold Pool 3% 8/1/2052	729,340	633,391
Freddie Mac Gold Pool 3% 8/1/2052	584,663	507,747
Freddie Mac Gold Pool 3% 9/1/2048	606,383	527,178
Freddie Mac Gold Pool 3% 9/1/2049	8,640	7,533
Freddie Mac Gold Pool 3% 9/1/2050	15,482	13,354
Freddie Mac Gold Pool 3.5% 1/1/2046	42,908	39,135
Freddie Mac Gold Pool 3.5% 10/1/2047	5,591	5,079
Freddie Mac Gold Pool 3.5% 11/1/2033	204,235	194,562
Freddie Mac Gold Pool 3.5% 11/1/2047	46,987	42,687
Freddie Mac Gold Pool 3.5% 12/1/2033	77,936	75,386
Freddie Mac Gold Pool 3.5% 12/1/2046	80,682	73,321
Freddie Mac Gold Pool 3.5% 12/1/2047	11,091	10,069
Freddie Mac Gold Pool 3.5% 2/1/2034	184,879	175,386
Freddie Mac Gold Pool 3.5% 2/1/2043	220,017	203,598
Freddie Mac Gold Pool 3.5% 2/1/2043	21,984	20,477
Freddie Mac Gold Pool 3.5% 2/1/2052	155,744	139,592
Freddie Mac Gold Pool 3.5% 2/1/2053	3,019,998	2,706,800
Freddie Mac Gold Pool 3.5% 3/1/2032	91,385	89,051
Freddie Mac Gold Pool 3.5% 3/1/2046	585,530	537,196
Freddie Mac Gold Pool 3.5% 4/1/2042	505,611	471,194
Freddie Mac Gold Pool 3.5% 4/1/2043	244,944	226,402
Freddie Mac Gold Pool 3.5% 4/1/2043	24,994	23,093
Freddie Mac Gold Pool 3.5% 4/1/2043	5,875	5,432
Freddie Mac Gold Pool 3.5% 4/1/2046	398,774	363,622
Freddie Mac Gold Pool 3.5% 4/1/2046	79,356	72,596
Freddie Mac Gold Pool 3.5% 4/1/2052 (e)(f)	9,244,841	8,306,301
Freddie Mac Gold Pool 3.5% 5/1/2034	92,399	89,144
Freddie Mac Gold Pool 3.5% 5/1/2045	786,613	720,212
Freddie Mac Gold Pool 3.5% 5/1/2046	858,367	785,609
Freddie Mac Gold Pool 3.5% 5/1/2046	461,893	421,655
Freddie Mac Gold Pool 3.5% 5/1/2046	115,058	104,827
Freddie Mac Gold Pool 3.5% 5/1/2052	134,222	119,379
Freddie Mac Gold Pool 3.5% 6/1/2032	309,283	300,909
Freddie Mac Gold Pool 3.5% 6/1/2042	28,058	26,047
Freddie Mac Gold Pool 3.5% 6/1/2045	927,639	850,291
Freddie Mac Gold Pool 3.5% 6/1/2045	153,132	140,608
Freddie Mac Gold Pool 3.5% 7/1/2032	309,480	301,101
Freddie Mac Gold Pool 3.5% 7/1/2032	67,475	65,675
Freddie Mac Gold Pool 3.5% 7/1/2042	320,701	296,904
Freddie Mac Gold Pool 3.5% 7/1/2047	112,069	101,918
Freddie Mac Gold Pool 3.5% 7/1/2052	753,078	676,860
Freddie Mac Gold Pool 3.5% 8/1/2034	156,253	150,699
Freddie Mac Gold Pool 3.5% 8/1/2047	174,042	158,114
Freddie Mac Gold Pool 3.5% 8/1/2047	20,458	18,586
Freddie Mac Gold Pool 3.5% 8/1/2047	13,113	11,913
Freddie Mac Gold Pool 3.5% 9/1/2042	401,687	371,420
Freddie Mac Gold Pool 3.5% 9/1/2042	308,585	285,492
Freddie Mac Gold Pool 3.5% 9/1/2046	106,335	96,634
Freddie Mac Gold Pool 3.5% 9/1/2046	23,703	21,563
Freddie Mac Gold Pool 3.5% 9/1/2047	5,295	4,811
Freddie Mac Gold Pool 3.5% 9/1/2047	4,982	4,526
Freddie Mac Gold Pool 4% 1/1/2036	173,068	166,522
Freddie Mac Gold Pool 4% 1/1/2042	93,314	88,988
Freddie Mac Gold Pool 4% 1/1/2044	22,623	21,426
Freddie Mac Gold Pool 4% 1/1/2044	11,114	10,493
Freddie Mac Gold Pool 4% 10/1/2041	9,428	9,005
Freddie Mac Gold Pool 4% 10/1/2042	7,089	6,751
Freddie Mac Gold Pool 4% 10/1/2043	27,748	26,272
Freddie Mac Gold Pool 4% 10/1/2043	12,421	11,730
Freddie Mac Gold Pool 4% 10/1/2043	9,551	9,092
Freddie Mac Gold Pool 4% 10/1/2052	902,454	836,187
Freddie Mac Gold Pool 4% 11/1/2040	417,866	399,415
Freddie Mac Gold Pool 4% 11/1/2042	122,702	117,071
Freddie Mac Gold Pool 4% 11/1/2042	58,958	56,297
Freddie Mac Gold Pool 4% 11/1/2042	23,409	22,300
Freddie Mac Gold Pool 4% 11/1/2042	21,198	20,116
Freddie Mac Gold Pool 4% 11/1/2042	9,445	8,969
Freddie Mac Gold Pool 4% 11/1/2042	799	779
Freddie Mac Gold Pool 4% 11/1/2043	136,265	129,534
Freddie Mac Gold Pool 4% 11/1/2048	37,936	35,186
Freddie Mac Gold Pool 4% 12/1/2047	474,420	441,811
Freddie Mac Gold Pool 4% 2/1/2041	171,960	164,533
Freddie Mac Gold Pool 4% 2/1/2042	26,557	25,381
Freddie Mac Gold Pool 4% 2/1/2043	16,385	15,527
Freddie Mac Gold Pool 4% 2/1/2043	7,118	6,741
Freddie Mac Gold Pool 4% 2/1/2044	15,020	14,228
Freddie Mac Gold Pool 4% 2/1/2044	8,137	7,725
Freddie Mac Gold Pool 4% 2/1/2045	141,280	133,921
Freddie Mac Gold Pool 4% 2/1/2045	1,216	1,146
Freddie Mac Gold Pool 4% 2/1/2048	214,717	199,824
Freddie Mac Gold Pool 4% 2/1/2052	12,309	11,440
Freddie Mac Gold Pool 4% 3/1/2042	28,302	26,947
Freddie Mac Gold Pool 4% 3/1/2042	27,661	26,387
Freddie Mac Gold Pool 4% 4/1/2042	452,549	431,123
Freddie Mac Gold Pool 4% 4/1/2042	25,043	23,897
Freddie Mac Gold Pool 4% 4/1/2042	5,336	5,061
Freddie Mac Gold Pool 4% 4/1/2043	11,277	10,738
Freddie Mac Gold Pool 4% 4/1/2048	21,118	19,653
Freddie Mac Gold Pool 4% 4/1/2048	18,159	16,899
Freddie Mac Gold Pool 4% 4/1/2048	9,051	8,415
Freddie Mac Gold Pool 4% 4/1/2048	4,592	4,270
Freddie Mac Gold Pool 4% 4/1/2048	4,325	4,021
Freddie Mac Gold Pool 4% 5/1/2042	27,649	26,426
Freddie Mac Gold Pool 4% 5/1/2043	11,519	10,912
Freddie Mac Gold Pool 4% 5/1/2043	5,439	5,142
Freddie Mac Gold Pool 4% 5/1/2043	1,791	1,698
Freddie Mac Gold Pool 4% 5/1/2045	52,984	50,581
Freddie Mac Gold Pool 4% 5/1/2048	320,837	298,180
Freddie Mac Gold Pool 4% 5/1/2052	2,226,548	2,050,529
Freddie Mac Gold Pool 4% 6/1/2043	14,872	14,204
Freddie Mac Gold Pool 4% 6/1/2045	33,292	31,507
Freddie Mac Gold Pool 4% 6/1/2047	133,033	124,180
Freddie Mac Gold Pool 4% 7/1/2042	259,376	246,373
Freddie Mac Gold Pool 4% 7/1/2043	23,034	21,818
Freddie Mac Gold Pool 4% 7/1/2043	20,523	19,495
Freddie Mac Gold Pool 4% 7/1/2043	9,865	9,326
Freddie Mac Gold Pool 4% 7/1/2043	7,068	6,678
Freddie Mac Gold Pool 4% 7/1/2043	6,959	6,578
Freddie Mac Gold Pool 4% 7/1/2045	82,560	78,090
Freddie Mac Gold Pool 4% 7/1/2048	109,003	101,851
Freddie Mac Gold Pool 4% 8/1/2041	2,804	2,676
Freddie Mac Gold Pool 4% 8/1/2044	3,977	3,756
Freddie Mac Gold Pool 4% 8/1/2044	3,783	3,605
Freddie Mac Gold Pool 4% 9/1/2041	24,778	23,651
Freddie Mac Gold Pool 4% 9/1/2042	1,286,182	1,225,580
Freddie Mac Gold Pool 4% 9/1/2042	15,277	14,609
Freddie Mac Gold Pool 4% 9/1/2043	19,131	18,145
Freddie Mac Gold Pool 4% 9/1/2043	12,538	11,852
Freddie Mac Gold Pool 4% 9/1/2043	7,211	6,809
Freddie Mac Gold Pool 4% 9/1/2043	2,535	2,403
Freddie Mac Gold Pool 4% 9/1/2043	553	538
Freddie Mac Gold Pool 4% 9/1/2048	186,660	173,304
Freddie Mac Gold Pool 4% 9/1/2048	39,311	36,498
Freddie Mac Gold Pool 4% 9/1/2051	12,253	11,387
Freddie Mac Gold Pool 4.5% 1/1/2041	114,261	111,876
Freddie Mac Gold Pool 4.5% 10/1/2035	5,191	5,116
Freddie Mac Gold Pool 4.5% 10/1/2039	473,045	463,633
Freddie Mac Gold Pool 4.5% 10/1/2039	128,944	126,242
Freddie Mac Gold Pool 4.5% 10/1/2039	9,142	8,951
Freddie Mac Gold Pool 4.5% 10/1/2040	11,688	11,427
Freddie Mac Gold Pool 4.5% 10/1/2041	62,301	60,869
Freddie Mac Gold Pool 4.5% 10/1/2047	8,878	8,529
Freddie Mac Gold Pool 4.5% 11/1/2039	5,888	5,776
Freddie Mac Gold Pool 4.5% 11/1/2040	59,798	58,524
Freddie Mac Gold Pool 4.5% 11/1/2047	19,482	18,571
Freddie Mac Gold Pool 4.5% 12/1/2039	5,395	5,280
Freddie Mac Gold Pool 4.5% 12/1/2040	11,025	10,780
Freddie Mac Gold Pool 4.5% 12/1/2048	530,076	509,073
Freddie Mac Gold Pool 4.5% 2/1/2041	19,862	19,452
Freddie Mac Gold Pool 4.5% 2/1/2041	17,952	17,570
Freddie Mac Gold Pool 4.5% 2/1/2041	17,567	17,147
Freddie Mac Gold Pool 4.5% 2/1/2041	14,204	13,863
Freddie Mac Gold Pool 4.5% 2/1/2041	8,857	8,647
Freddie Mac Gold Pool 4.5% 2/1/2047	8,163	7,850
Freddie Mac Gold Pool 4.5% 3/1/2041	39,713	38,845
Freddie Mac Gold Pool 4.5% 3/1/2041	16,122	15,773
Freddie Mac Gold Pool 4.5% 3/1/2041	8,673	8,484
Freddie Mac Gold Pool 4.5% 3/1/2044	1,748	1,702
Freddie Mac Gold Pool 4.5% 3/1/2047	10,585	10,159
Freddie Mac Gold Pool 4.5% 4/1/2041	15,941	15,555
Freddie Mac Gold Pool 4.5% 4/1/2041	13,471	13,181
Freddie Mac Gold Pool 4.5% 5/1/2039	72,273	70,953
Freddie Mac Gold Pool 4.5% 5/1/2039	30,938	30,383
Freddie Mac Gold Pool 4.5% 5/1/2039	6,429	6,300
Freddie Mac Gold Pool 4.5% 5/1/2041	18,505	18,050
Freddie Mac Gold Pool 4.5% 5/1/2041	12,306	12,040
Freddie Mac Gold Pool 4.5% 6/1/2041	26,304	25,806
Freddie Mac Gold Pool 4.5% 6/1/2041	12,789	12,530
Freddie Mac Gold Pool 4.5% 6/1/2041	2,913	2,862
Freddie Mac Gold Pool 4.5% 7/1/2047	9,502	9,129
Freddie Mac Gold Pool 4.5% 8/1/2040	65,936	64,552
Freddie Mac Gold Pool 4.5% 8/1/2041	2,816	2,758
Freddie Mac Gold Pool 4.5% 8/1/2041	2,001	1,958
Freddie Mac Gold Pool 4.5% 9/1/2039	22,583	22,161
Freddie Mac Gold Pool 4.5% 9/1/2039	1,567	1,538
Freddie Mac Gold Pool 4.5% 9/1/2041	4,737	4,637
Freddie Mac Gold Pool 5% 1/1/2035	9,682	9,671
Freddie Mac Gold Pool 5% 1/1/2053	664,664	650,086
Freddie Mac Gold Pool 5% 10/1/2052	528,867	518,920
Freddie Mac Gold Pool 5% 10/1/2053	26,032	25,550
Freddie Mac Gold Pool 5% 11/1/2033	86,994	86,905
Freddie Mac Gold Pool 5% 11/1/2052	1,212,845	1,190,033
Freddie Mac Gold Pool 5% 11/1/2052	527,334	518,075
Freddie Mac Gold Pool 5% 12/1/2034	34,868	34,820
Freddie Mac Gold Pool 5% 12/1/2052	1,211,214	1,188,433
Freddie Mac Gold Pool 5% 12/1/2052	190,990	187,040
Freddie Mac Gold Pool 5% 12/1/2052	141,383	138,459
Freddie Mac Gold Pool 5% 12/1/2052	42,678	41,955
Freddie Mac Gold Pool 5% 3/1/2054	353,985	347,438
Freddie Mac Gold Pool 5% 3/1/2056	11,812,809	11,409,741
Freddie Mac Gold Pool 5% 4/1/2053	222,107	217,721
Freddie Mac Gold Pool 5% 5/1/2056	1,658,193	1,601,613
Freddie Mac Gold Pool 5% 7/1/2033	1,103	1,102
Freddie Mac Gold Pool 5% 7/1/2040	335,667	334,372
Freddie Mac Gold Pool 5% 7/1/2041	7,921	7,876
Freddie Mac Gold Pool 5% 7/1/2052	5,078,757	4,984,818
Freddie Mac Gold Pool 5% 7/1/2053	24,857	24,261
Freddie Mac Gold Pool 5% 8/1/2036	56,534	56,414
Freddie Mac Gold Pool 5% 8/1/2040	3,171,149	3,158,916
Freddie Mac Gold Pool 5% 8/1/2040	2,384,837	2,375,636
Freddie Mac Gold Pool 5% 8/1/2052	767,205	751,816
Freddie Mac Gold Pool 5% 8/1/2052	17,895	17,564
Freddie Mac Gold Pool 5% 8/1/2052	16,444	16,140
Freddie Mac Gold Pool 5% 8/1/2053	21,103	20,609
Freddie Mac Gold Pool 5% 8/1/2053	15,521	15,149
Freddie Mac Gold Pool 5% 9/1/2052	117,846	115,243
Freddie Mac Gold Pool 5% 9/1/2052	14,729	14,410
Freddie Mac Gold Pool 5.5% 1/1/2056	1,837,958	1,842,837
Freddie Mac Gold Pool 5.5% 1/1/2056	854,962	854,559
Freddie Mac Gold Pool 5.5% 10/1/2053	148,300	147,814
Freddie Mac Gold Pool 5.5% 10/1/2054	369,765	367,197
Freddie Mac Gold Pool 5.5% 10/1/2054	219,412	217,888
Freddie Mac Gold Pool 5.5% 12/1/2054	721,999	721,434
Freddie Mac Gold Pool 5.5% 12/1/2054	91,073	90,461
Freddie Mac Gold Pool 5.5% 2/1/2054	62,984	62,699
Freddie Mac Gold Pool 5.5% 3/1/2053	2,628,143	2,645,797
Freddie Mac Gold Pool 5.5% 4/1/2055	120,857	119,809
Freddie Mac Gold Pool 5.5% 5/1/2053	742,553	742,900
Freddie Mac Gold Pool 5.5% 5/1/2054	474,378	473,281
Freddie Mac Gold Pool 5.5% 8/1/2055	1,749,353	1,756,730
Freddie Mac Gold Pool 6% 10/1/2034	8,183	8,324
Freddie Mac Gold Pool 6% 10/1/2054	699,672	718,255
Freddie Mac Gold Pool 6% 11/1/2028	376	379
Freddie Mac Gold Pool 6% 11/1/2038	159,117	162,916
Freddie Mac Gold Pool 6% 11/1/2053	129,843	132,520
Freddie Mac Gold Pool 6% 12/1/2055	1,118,717	1,146,332
Freddie Mac Gold Pool 6% 2/1/2029	402	406
Freddie Mac Gold Pool 6% 2/1/2040	321,864	331,260
Freddie Mac Gold Pool 6% 2/1/2055	2,596,527	2,672,791
Freddie Mac Gold Pool 6% 2/1/2055	1,160,752	1,191,580
Freddie Mac Gold Pool 6% 4/1/2032	11,560	11,768
Freddie Mac Gold Pool 6% 4/1/2040	809,095	827,658
Freddie Mac Gold Pool 6% 4/1/2054	1,768,875	1,814,196
Freddie Mac Gold Pool 6% 4/1/2054	442,109	451,043
Freddie Mac Gold Pool 6% 5/1/2033	8,314	8,451
Freddie Mac Gold Pool 6% 5/1/2054	1,879,977	1,930,494
Freddie Mac Gold Pool 6% 5/1/2055	278,124	284,555
Freddie Mac Gold Pool 6% 6/1/2029	153	154
Freddie Mac Gold Pool 6% 7/1/2029	1,341	1,357
Freddie Mac Gold Pool 6% 7/1/2029	66	66
Freddie Mac Gold Pool 6% 7/1/2029	12	12
Freddie Mac Gold Pool 6% 7/1/2039	1,754,574	1,796,473
Freddie Mac Gold Pool 6% 7/1/2041	501,958	516,768
Freddie Mac Gold Pool 6% 8/1/2055	4,358,313	4,460,446
Freddie Mac Gold Pool 6% 8/1/2055	1,599,660	1,639,146
Freddie Mac Gold Pool 6% 9/1/2033	17,452	17,792
Freddie Mac Gold Pool 6% 9/1/2036	34,367	35,280
Freddie Mac Gold Pool 6% 9/1/2054	2,167,004	2,225,235
Freddie Mac Gold Pool 6% 9/1/2054	620,378	637,242
Freddie Mac Gold Pool 6% 9/1/2054	150,366	153,843
Freddie Mac Gold Pool 6.5% 1/1/2032	7,983	8,229
Freddie Mac Gold Pool 6.5% 1/1/2054	693,842	724,661
Freddie Mac Gold Pool 6.5% 1/1/2054	44,233	46,125
Freddie Mac Gold Pool 6.5% 1/1/2054	35,676	37,384
Freddie Mac Gold Pool 6.5% 1/1/2054	22,860	23,675
Freddie Mac Gold Pool 6.5% 10/1/2032	8,641	8,908
Freddie Mac Gold Pool 6.5% 10/1/2053	220,040	229,882
Freddie Mac Gold Pool 6.5% 11/1/2054	147,454	153,774
Freddie Mac Gold Pool 6.5% 11/1/2054	102,433	106,032
Freddie Mac Gold Pool 6.5% 2/1/2037	790	814
Freddie Mac Gold Pool 6.5% 2/1/2053	17,282	18,012
Freddie Mac Gold Pool 6.5% 2/1/2055	1,133,278	1,185,546
Freddie Mac Gold Pool 6.5% 2/1/2055	314,860	328,245
Freddie Mac Gold Pool 6.5% 3/1/2032	1,613	1,663
Freddie Mac Gold Pool 6.5% 3/1/2032	1,010	1,041
Freddie Mac Gold Pool 6.5% 3/1/2037	1,189	1,235
Freddie Mac Gold Pool 6.5% 4/1/2032	889	915
Freddie Mac Gold Pool 6.5% 4/1/2032	718	740
Freddie Mac Gold Pool 6.5% 4/1/2054	144,716	150,660
Freddie Mac Gold Pool 6.5% 4/1/2054	60,806	63,564
Freddie Mac Gold Pool 6.5% 4/1/2055	456,280	475,327
Freddie Mac Gold Pool 6.5% 5/1/2031	2,026	2,089
Freddie Mac Gold Pool 6.5% 5/1/2033	18,074	18,633
Freddie Mac Gold Pool 6.5% 5/1/2053	12,624	13,156
Freddie Mac Gold Pool 6.5% 5/1/2054	185,514	193,209
Freddie Mac Gold Pool 6.5% 6/1/2053	83,337	86,611
Freddie Mac Gold Pool 6.5% 6/1/2054	1,088,666	1,138,724
Freddie Mac Gold Pool 6.5% 6/1/2054	218,611	229,141
Freddie Mac Gold Pool 6.5% 6/1/2054	41,534	43,603
Freddie Mac Gold Pool 6.5% 6/1/2054	21,959	22,950
Freddie Mac Gold Pool 6.5% 7/1/2054	79,175	82,217
Freddie Mac Gold Pool 6.5% 7/1/2054	16,563	17,360
Freddie Mac Gold Pool 6.5% 8/1/2054	786,243	817,263
Freddie Mac Gold Pool 6.5% 8/1/2054	306,775	320,869
Freddie Mac Gold Pool 6.5% 8/1/2054	211,753	219,534
Freddie Mac Gold Pool 6.5% 8/1/2054	84,051	87,409
Freddie Mac Gold Pool 6.5% 9/1/2039	18,239	18,966
Freddie Mac Gold Pool 6.5% 9/1/2053	71,689	74,985
Freddie Mac Gold Pool 6.5% 9/1/2054	3,044,483	3,196,125
Freddie Mac Gold Pool 6.5% 9/1/2054	258,706	271,168
Freddie Mac Gold Pool 6.5% 9/1/2054	243,347	252,765
Freddie Mac Gold Pool 7% 1/1/2036	2,784	2,915
Freddie Mac Gold Pool 7% 1/1/2054	1,049,067	1,111,120
Freddie Mac Gold Pool 7% 1/1/2054	1,000,164	1,057,371
Freddie Mac Gold Pool 7% 1/1/2054	383,637	405,700
Freddie Mac Gold Pool 7% 1/1/2054	262,103	277,607
Freddie Mac Gold Pool 7% 1/1/2054	136,229	144,063
Freddie Mac Gold Pool 7% 1/1/2054	16,472	17,438
Freddie Mac Gold Pool 7% 10/1/2055	24,837	26,331
Freddie Mac Gold Pool 7% 10/1/2055	20,015	21,212
Freddie Mac Gold Pool 7% 11/1/2026	45	44
Freddie Mac Gold Pool 7% 11/1/2034	5,273	5,521
Freddie Mac Gold Pool 7% 11/1/2034	4,770	4,995
Freddie Mac Gold Pool 7% 11/1/2053	152,350	161,469
Freddie Mac Gold Pool 7% 11/1/2055	113,068	120,189
Freddie Mac Gold Pool 7% 11/1/2055	93,917	99,920
Freddie Mac Gold Pool 7% 11/1/2055	75,238	80,224
Freddie Mac Gold Pool 7% 11/1/2055	45,127	48,202
Freddie Mac Gold Pool 7% 11/1/2055	24,815	26,188
Freddie Mac Gold Pool 7% 11/1/2055	22,871	24,163
Freddie Mac Gold Pool 7% 11/1/2055	19,504	20,610
Freddie Mac Gold Pool 7% 11/1/2055	18,914	19,949
Freddie Mac Gold Pool 7% 12/1/2053	121,011	127,592
Freddie Mac Gold Pool 7% 12/1/2053	21,306	22,475
Freddie Mac Gold Pool 7% 12/1/2053	13,835	14,656
Freddie Mac Gold Pool 7% 12/1/2054	24,582	25,836
Freddie Mac Gold Pool 7% 2/1/2054	538,107	568,886
Freddie Mac Gold Pool 7% 3/1/2054	21,587	22,749
Freddie Mac Gold Pool 7% 3/1/2054	18,482	19,626
Freddie Mac Gold Pool 7% 3/1/2054	15,029	15,870
Freddie Mac Gold Pool 7% 5/1/2055	19,739	20,837
Freddie Mac Gold Pool 7% 6/1/2054	1,044,566	1,106,761
Freddie Mac Gold Pool 7% 6/1/2054	955,565	1,010,520
Freddie Mac Gold Pool 7% 7/1/2029	6,214	6,507
Freddie Mac Gold Pool 7% 7/1/2043	8,073	8,536
Freddie Mac Gold Pool 7% 7/1/2054	11,983	12,659
Freddie Mac Gold Pool 7% 7/1/2054	10,326	10,924
Freddie Mac Gold Pool 7% 8/1/2034	4,296	4,499
Freddie Mac Gold Pool 7% 8/1/2054	457,087	485,159
Freddie Mac Gold Pool 7% 8/1/2054	449,736	479,605
Freddie Mac Gold Pool 7% 8/1/2054	21,625	22,834
Freddie Mac Gold Pool 7% 9/1/2026	43	42
Freddie Mac Gold Pool 7% 9/1/2035	11,911	12,473
Freddie Mac Gold Pool 7% 9/1/2043	17,612	18,547
Freddie Mac Gold Pool 7% 9/1/2054	532,599	563,228
Freddie Mac Gold Pool 7.5% 1/1/2027	2	1
Freddie Mac Gold Pool 7.5% 11/1/2029	556	571
Freddie Mac Gold Pool 7.5% 11/1/2029	119	121
Freddie Mac Gold Pool 7.5% 2/1/2032	60,564	63,146
Freddie Mac Gold Pool 7.5% 6/1/2027	101	101
Freddie Mac Gold Pool 7.5% 7/1/2034	18,157	18,685
Freddie Mac Gold Pool 7.5% 9/1/2030	136	140
Freddie Mac Gold Pool 7.5% 9/1/2031	1,314	1,364
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	696,605	728,254
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	642,142	671,919
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	190,485	199,973
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	137,623	144,263
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (c)(d)	16,947	17,344
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (c)(d)	43,773	45,488
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 9/1/2041 (c)(d)	7,109	7,390
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9461%, 6.412% 10/1/2042 (c)(d)	5,233	5,458
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.336% 6/1/2033 (c)(d)	12,121	12,420
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.42% 7/1/2036 (c)(d)	6,208	6,422
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 5.856% 5/1/2034 (c)(d)	102	104
Freddie Mac Non Gold Pool 2.5% 4/1/2052	571,208	471,624
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,304,008	1,308,285
Freddie Mac Non Gold Pool 5.5% 7/1/2053	914,142	915,997
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,031,414	1,034,475
Freddie Mac Non Gold Pool 5.5% 9/1/2054	1,043,883	1,044,371
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.135% 6/1/2037 (c)(d)	45,181	46,813
Freddie Mac Non Gold Pool 6% 11/1/2054	556,125	569,331
Freddie Mac Non Gold Pool 6% 6/1/2053	478,234	490,188
Freddie Mac Non Gold Pool 6% 6/1/2053	412,016	421,156
Freddie Mac Non Gold Pool 6% 7/1/2053	354,212	363,066
Freddie Mac Non Gold Pool 6% 9/1/2053	337,470	344,640
Freddie Mac Non Gold Pool 6.5% 1/1/2055	397,879	414,931
Freddie Mac Non Gold Pool 6.5% 1/1/2055	378,640	397,382
Freddie Mac Non Gold Pool 6.5% 1/1/2055	156,640	164,198
Freddie Mac Non Gold Pool 6.5% 1/1/2055	79,345	82,538
Freddie Mac Non Gold Pool 6.5% 11/1/2054	166,804	175,060
Freddie Mac Non Gold Pool 6.5% 12/1/2054	41,245	43,000
Freddie Mac Non Gold Pool 6.5% 2/1/2055	437,326	458,972
Freddie Mac Non Gold Pool 6.5% 2/1/2055	156,516	164,067
Freddie Mac Non Gold Pool 6.5% 4/1/2055	140,337	146,307
Freddie Mac Non Gold Pool 7% 1/1/2055	19,685	20,811
Freddie Mac Non Gold Pool 7% 10/1/2055	24,749	26,340
Freddie Mac Non Gold Pool 7% 11/1/2055	43,681	46,057
Freddie Mac Non Gold Pool 7% 12/1/2053	15,971	16,897
Freddie Mac Non Gold Pool 7% 3/1/2055	24,846	26,191
Freddie Mac Non Gold Pool 7% 9/1/2055	15,534	16,336
Ginnie Mae I Pool 2.5% 1/20/2052	453,316	378,174
Ginnie Mae I Pool 2.5% 12/20/2051	693,767	578,984
Ginnie Mae I Pool 2.5% 12/20/2051	456,596	380,624
Ginnie Mae I Pool 2.5% 12/20/2051	367,197	306,330
Ginnie Mae I Pool 2.5% 8/20/2051	3,905,293	3,253,065
Ginnie Mae I Pool 3% 12/20/2042	143,399	128,473
Ginnie Mae I Pool 3% 3/20/2043	95,205	85,340
Ginnie Mae I Pool 3% 3/20/2043	39,269	35,244
Ginnie Mae I Pool 3% 4/15/2045	22,102	19,589
Ginnie Mae I Pool 3% 5/15/2043	24,459	21,954
Ginnie Mae I Pool 3% 6/15/2042	35,760	32,203
Ginnie Mae I Pool 3% 6/15/2043	45,916	41,653
Ginnie Mae I Pool 3% 6/15/2043	29,494	26,560
Ginnie Mae I Pool 3% 6/20/2042	173,332	157,080
Ginnie Mae I Pool 3% 7/15/2043	8,517	7,648
Ginnie Mae I Pool 3.5% 10/20/2052	522,724	465,031
Ginnie Mae I Pool 3.5% 2/15/2043	201,666	185,870
Ginnie Mae I Pool 3.5% 3/15/2042	8,885	8,207
Ginnie Mae I Pool 3.5% 3/15/2043	133,632	123,669
Ginnie Mae I Pool 3.5% 5/20/2046	22,614	20,592
Ginnie Mae I Pool 3.5% 5/20/2046	11,466	10,404
Ginnie Mae I Pool 3.5% 5/20/2046	9,927	9,011
Ginnie Mae I Pool 3.5% 5/20/2046	9,796	8,902
Ginnie Mae I Pool 3.5% 5/20/2046	9,020	8,223
Ginnie Mae I Pool 3.5% 5/20/2046	6,103	5,538
Ginnie Mae I Pool 3.5% 6/20/2046	40,303	36,625
Ginnie Mae I Pool 3.5% 6/20/2046	15,678	14,259
Ginnie Mae I Pool 3.5% 6/20/2046	14,281	12,994
Ginnie Mae I Pool 3.5% 6/20/2046	13,208	11,982
Ginnie Mae I Pool 3.5% 6/20/2046	11,087	10,049
Ginnie Mae I Pool 3.5% 6/20/2046	7,723	7,021
Ginnie Mae I Pool 3.5% 6/20/2046	5,142	4,689
Ginnie Mae I Pool 3.5% 7/15/2043	15,189	14,012
Ginnie Mae I Pool 3.5% 7/20/2043	36,003	32,999
Ginnie Mae I Pool 3.5% 7/20/2046	700,804	637,705
Ginnie Mae I Pool 3.5% 7/20/2052	2,862,349	2,553,811
Ginnie Mae I Pool 3.5% 8/20/2052	1,632,552	1,459,637
Ginnie Mae I Pool 3.5% 9/20/2052	2,303,315	2,049,819
Ginnie Mae I Pool 4% 1/15/2042	4,589	4,346
Ginnie Mae I Pool 4% 1/15/2043	16,806	15,873
Ginnie Mae I Pool 4% 10/15/2040	70,442	66,918
Ginnie Mae I Pool 4% 10/15/2040	27,884	26,518
Ginnie Mae I Pool 4% 10/15/2040	6,533	6,210
Ginnie Mae I Pool 4% 10/15/2040	2,971	2,826
Ginnie Mae I Pool 4% 10/15/2041	122,523	116,054
Ginnie Mae I Pool 4% 10/15/2041	34,611	32,837
Ginnie Mae I Pool 4% 10/15/2041	18,845	17,861
Ginnie Mae I Pool 4% 10/15/2041	13,360	12,637
Ginnie Mae I Pool 4% 10/15/2041	1,965	1,857
Ginnie Mae I Pool 4% 11/15/2041	88,784	84,147
Ginnie Mae I Pool 4% 11/15/2042	5,562	5,256
Ginnie Mae I Pool 4% 12/15/2040	6,352	6,053
Ginnie Mae I Pool 4% 12/15/2040	3,125	2,968
Ginnie Mae I Pool 4% 12/15/2041	34,477	32,731
Ginnie Mae I Pool 4% 12/15/2041	29,589	28,016
Ginnie Mae I Pool 4% 12/15/2041	1,537	1,457
Ginnie Mae I Pool 4% 12/15/2042	6,294	5,957
Ginnie Mae I Pool 4% 2/15/2041	11,237	10,677
Ginnie Mae I Pool 4% 2/15/2042	61,439	58,218
Ginnie Mae I Pool 4% 2/15/2042	13,534	12,820
Ginnie Mae I Pool 4% 3/15/2040	10,707	10,164
Ginnie Mae I Pool 4% 3/15/2041	23,660	22,531
Ginnie Mae I Pool 4% 3/15/2041	13,605	12,879
Ginnie Mae I Pool 4% 3/15/2041	4,714	4,482
Ginnie Mae I Pool 4% 3/15/2042	44,484	42,110
Ginnie Mae I Pool 4% 3/15/2042	13,558	12,842
Ginnie Mae I Pool 4% 3/15/2042	7,287	6,886
Ginnie Mae I Pool 4% 4/15/2042	9,697	9,155
Ginnie Mae I Pool 4% 4/15/2043	3,394	3,214
Ginnie Mae I Pool 4% 5/15/2041	57,981	55,700
Ginnie Mae I Pool 4% 5/20/2049	153,877	141,232
Ginnie Mae I Pool 4% 6/15/2041	84,874	80,491
Ginnie Mae I Pool 4% 6/15/2041	8,990	8,525
Ginnie Mae I Pool 4% 6/15/2041	6,232	5,899
Ginnie Mae I Pool 4% 6/15/2041	6,077	5,804
Ginnie Mae I Pool 4% 6/15/2042	2,253	2,128
Ginnie Mae I Pool 4% 7/15/2041	5,431	5,157
Ginnie Mae I Pool 4% 7/15/2041	3,469	3,282
Ginnie Mae I Pool 4% 8/15/2041	7,925	7,535
Ginnie Mae I Pool 4% 8/15/2043	5,025	4,728
Ginnie Mae I Pool 4% 8/15/2043	3,246	3,067
Ginnie Mae I Pool 4% 9/15/2040	2,974	2,829
Ginnie Mae I Pool 4% 9/15/2041	40,511	38,403
Ginnie Mae I Pool 4% 9/15/2041	4,337	4,099
Ginnie Mae I Pool 4.5% 2/15/2040	17,084	16,686
Ginnie Mae I Pool 4.5% 2/15/2040	1,199	1,171
Ginnie Mae I Pool 4.5% 3/15/2040	157,893	154,113
Ginnie Mae I Pool 4.5% 3/15/2040	29,624	28,918
Ginnie Mae I Pool 4.5% 3/15/2040	16,657	16,244
Ginnie Mae I Pool 4.5% 3/15/2041	45,472	44,282
Ginnie Mae I Pool 4.5% 4/20/2053	1,731,263	1,640,703
Ginnie Mae I Pool 4.5% 5/15/2039	1,679	1,641
Ginnie Mae I Pool 4.5% 5/15/2040	46,869	45,747
Ginnie Mae I Pool 4.5% 5/20/2041	1,638	1,596
Ginnie Mae I Pool 4.5% 6/15/2040	93,918	91,650
Ginnie Mae I Pool 4.5% 6/15/2040	76,370	74,335
Ginnie Mae I Pool 4.5% 6/15/2040	72,212	70,491
Ginnie Mae I Pool 4.5% 6/15/2040	72,041	70,316
Ginnie Mae I Pool 4.5% 6/15/2040	48,168	46,990
Ginnie Mae I Pool 4.5% 6/15/2040	25,445	24,841
Ginnie Mae I Pool 4.5% 6/15/2040	16,166	15,778
Ginnie Mae I Pool 4.5% 6/15/2041	257,489	250,949
Ginnie Mae I Pool 4.5% 7/15/2040	76,258	74,425
Ginnie Mae I Pool 4.5% 7/15/2040	73,904	72,143
Ginnie Mae I Pool 4.5% 7/15/2040	52,249	50,998
Ginnie Mae I Pool 4.5% 7/15/2040	37,114	36,242
Ginnie Mae I Pool 4.5% 7/15/2040	29,187	28,488
Ginnie Mae I Pool 4.5% 7/15/2040	21,364	20,841
Ginnie Mae I Pool 4.5% 7/15/2040	3,381	3,295
Ginnie Mae I Pool 4.5% 8/15/2033	198	196
Ginnie Mae I Pool 4.5% 8/15/2039	99,475	97,119
Ginnie Mae I Pool 4.5% 8/15/2039	63,981	62,505
Ginnie Mae I Pool 4.5% 8/15/2040	29,646	28,930
Ginnie Mae I Pool 4.5% 8/15/2040	5,703	5,582
Ginnie Mae I Pool 5% 11/15/2039	28,348	28,305
Ginnie Mae I Pool 5% 11/15/2039	20,023	19,980
Ginnie Mae I Pool 5% 4/15/2040	62,949	62,823
Ginnie Mae I Pool 5% 4/15/2040	24,849	24,796
Ginnie Mae I Pool 5% 4/20/2048	95,982	95,340
Ginnie Mae I Pool 5% 5/15/2039	15,335	15,307
Ginnie Mae I Pool 5% 5/20/2056	2,518,113	2,441,380
Ginnie Mae I Pool 5% 6/15/2040	197,545	197,131
Ginnie Mae I Pool 5% 6/15/2040	9,898	9,877
Ginnie Mae I Pool 5% 6/15/2041	8,073	8,061
Ginnie Mae I Pool 5% 7/15/2039	24,649	24,603
Ginnie Mae I Pool 5% 7/15/2040	15,624	15,590
Ginnie Mae I Pool 5% 7/15/2040	2,123	2,118
Ginnie Mae I Pool 5% 7/20/2056	8,255,218	8,003,016
Ginnie Mae I Pool 5% 8/15/2039	997	995
Ginnie Mae I Pool 5% 9/15/2039	15,931	15,901
Ginnie Mae I Pool 5.5% 12/15/2038	928	941
Ginnie Mae I Pool 5.5% 3/20/2054	845,405	845,412
Ginnie Mae I Pool 5.5% 9/15/2039	44,644	45,269
Ginnie Mae I Pool 5.5% 9/20/2054	509,660	508,549
Ginnie Mae I Pool 6.5% 10/15/2034	15,381	15,951
Ginnie Mae I Pool 6.5% 7/15/2036	305	319
Ginnie Mae I Pool 7% 1/15/2028	8	8
Ginnie Mae I Pool 7% 10/15/2028	139	140
Ginnie Mae I Pool 7% 12/15/2027	28	28
Ginnie Mae I Pool 7% 12/15/2031	906	923
Ginnie Mae I Pool 7% 2/15/2028	48	48
Ginnie Mae I Pool 7% 4/20/2032	16,423	16,927
Ginnie Mae I Pool 7% 5/15/2028	41	41
Ginnie Mae I Pool 7% 5/15/2029	827	836
Ginnie Mae I Pool 7% 7/15/2028	309	311
Ginnie Mae I Pool 7% 7/15/2028	154	156
Ginnie Mae I Pool 7% 7/15/2029	65	65
Ginnie Mae I Pool 7% 7/15/2029	9	9
Ginnie Mae I Pool 7% 8/15/2028	89	90
Ginnie Mae I Pool 7% 8/15/2029	86	87
Ginnie Mae I Pool 7% 9/15/2028	323	324
Ginnie Mae I Pool 7% 9/15/2028	38	39
Ginnie Mae I Pool 7.5% 11/15/2027	29	30
Ginnie Mae I Pool 7.5% 11/15/2029	540	553
Ginnie Mae I Pool 7.5% 12/15/2028	152	153
Ginnie Mae I Pool 7.5% 12/15/2029	276	283
Ginnie Mae I Pool 7.5% 3/15/2028	43	43
Ginnie Mae I Pool 7.5% 4/15/2028	162	164
Ginnie Mae I Pool 7.5% 5/15/2029	320	324
Ginnie Mae I Pool 7.5% 7/15/2029	3,530	3,606
Ginnie Mae I Pool 7.5% 9/15/2027	5	4
Ginnie Mae I Pool 7.5% 9/15/2028	192	194
Ginnie Mae I Pool 8.5% 10/15/2028	265	268
Ginnie Mae I Pool 8.5% 11/15/2027	123	123
Ginnie Mae II Pool 2% 1/20/2051	8,620,082	6,927,974
Ginnie Mae II Pool 2% 1/20/2052	738,118	592,765
Ginnie Mae II Pool 2% 10/20/2050	4,521,098	3,633,614
Ginnie Mae II Pool 2% 11/20/2050	2,619,283	2,105,122
Ginnie Mae II Pool 2% 12/20/2050	3,759,504	3,021,519
Ginnie Mae II Pool 2% 2/20/2051	492,760	396,032
Ginnie Mae II Pool 2% 2/20/2052	8,292,525	6,659,533
Ginnie Mae II Pool 2% 3/20/2052	650,227	522,182
Ginnie Mae II Pool 2% 4/20/2051	201,530	161,907
Ginnie Mae II Pool 2% 8/20/2051	4,220,271	3,389,201
Ginnie Mae II Pool 2% 9/20/2050	1,375,345	1,106,657
Ginnie Mae II Pool 2.5% 1/20/2051	8,465,060	7,101,559
Ginnie Mae II Pool 2.5% 12/20/2051	517,837	433,618
Ginnie Mae II Pool 2.5% 5/20/2052	3,971,030	3,325,196
Ginnie Mae II Pool 2.5% 6/20/2054	364,633	305,587
Ginnie Mae II Pool 2.5% 7/20/2051	187,973	157,401
Ginnie Mae II Pool 2.5% 8/20/2050	97,430	81,636
Ginnie Mae II Pool 2.5% 8/20/2051	8,425,792	7,055,451
Ginnie Mae II Pool 2.5% 9/1/2056 (b)	2,500,000	2,091,075
Ginnie Mae II Pool 3% 12/20/2046	519,688	458,753
Ginnie Mae II Pool 3% 3/20/2050	467,267	407,805
Ginnie Mae II Pool 3% 4/20/2052	6,710,139	5,841,566
Ginnie Mae II Pool 3% 5/20/2051	1,029,589	896,961
Ginnie Mae II Pool 3% 5/20/2052	7,526,341	6,552,117
Ginnie Mae II Pool 3% 6/20/2050	9,701	8,464
Ginnie Mae II Pool 3% 6/20/2051	273,351	238,010
Ginnie Mae II Pool 3% 7/20/2051	345,153	300,691
Ginnie Mae II Pool 3% 8/20/2051	410,787	357,742
Ginnie Mae II Pool 3.5% 1/20/2044	10,136	9,344
Ginnie Mae II Pool 3.5% 10/20/2041	4,212	3,911
Ginnie Mae II Pool 3.5% 10/20/2043	3,512	3,241
Ginnie Mae II Pool 3.5% 11/20/2041	160,641	149,189
Ginnie Mae II Pool 3.5% 11/20/2043	3,879	3,579
Ginnie Mae II Pool 3.5% 12/20/2040	1,962	1,828
Ginnie Mae II Pool 3.5% 2/20/2043	134,405	124,333
Ginnie Mae II Pool 3.5% 2/20/2044	2,066	1,904
Ginnie Mae II Pool 3.5% 3/20/2043	102,251	94,564
Ginnie Mae II Pool 3.5% 3/20/2044	2,093	1,929
Ginnie Mae II Pool 3.5% 4/20/2043	163,109	150,808
Ginnie Mae II Pool 3.5% 4/20/2044	1,921	1,769
Ginnie Mae II Pool 3.5% 4/20/2046	9,779	8,873
Ginnie Mae II Pool 3.5% 5/20/2043	27,355	25,182
Ginnie Mae II Pool 3.5% 5/20/2046	22,461	20,400
Ginnie Mae II Pool 3.5% 5/20/2046	5,422	4,968
Ginnie Mae II Pool 3.5% 7/20/2043	4,726	4,368
Ginnie Mae II Pool 3.5% 8/20/2043	9,500	8,773
Ginnie Mae II Pool 3.5% 9/20/2040	4,464	4,156
Ginnie Mae II Pool 3.5% 9/20/2043	26,080	24,071
Ginnie Mae II Pool 4% 1/20/2041	665,022	632,343
Ginnie Mae II Pool 4% 1/20/2046	17,545	16,480
Ginnie Mae II Pool 4% 10/20/2040	267,894	254,819
Ginnie Mae II Pool 4% 10/20/2041	311,896	296,021
Ginnie Mae II Pool 4% 10/20/2045	3,510	3,298
Ginnie Mae II Pool 4% 11/20/2040	151,063	143,635
Ginnie Mae II Pool 4% 11/20/2044	371,314	349,728
Ginnie Mae II Pool 4% 12/20/2040	2,061	1,961
Ginnie Mae II Pool 4% 12/20/2044	10,090	9,503
Ginnie Mae II Pool 4% 12/20/2045	22,517	21,157
Ginnie Mae II Pool 4% 2/20/2041	45,161	42,932
Ginnie Mae II Pool 4% 3/20/2041	35,757	33,992
Ginnie Mae II Pool 4% 6/20/2045	981,618	923,574
Ginnie Mae II Pool 4% 7/20/2033	3,945	3,832
Ginnie Mae II Pool 4% 7/20/2044	54,155	51,074
Ginnie Mae II Pool 4% 8/20/2041	6,657	6,319
Ginnie Mae II Pool 4% 8/20/2043	20,071	18,967
Ginnie Mae II Pool 4% 8/20/2044	24,104	22,729
Ginnie Mae II Pool 4% 8/20/2045	241,948	227,416
Ginnie Mae II Pool 4% 8/20/2048	1,010,683	935,842
Ginnie Mae II Pool 4% 9/20/2040	210,769	200,471
Ginnie Mae II Pool 4% 9/20/2045	2,693	2,531
Ginnie Mae II Pool 4.5% 1/20/2045	2,180	2,116
Ginnie Mae II Pool 4.5% 10/20/2044	1,796	1,743
Ginnie Mae II Pool 4.5% 11/20/2039	1,384	1,350
Ginnie Mae II Pool 4.5% 11/20/2040	107,844	105,103
Ginnie Mae II Pool 4.5% 11/20/2041	1,052	1,025
Ginnie Mae II Pool 4.5% 11/20/2054	8,630,507	8,129,837
Ginnie Mae II Pool 4.5% 2/20/2041	86,426	84,211
Ginnie Mae II Pool 4.5% 2/20/2042	1,290	1,256
Ginnie Mae II Pool 4.5% 3/20/2041	8,491	8,273
Ginnie Mae II Pool 4.5% 3/20/2046	3,179	3,086
Ginnie Mae II Pool 4.5% 4/20/2035	5,629	5,527
Ginnie Mae II Pool 4.5% 5/20/2040	9,235	9,007
Ginnie Mae II Pool 4.5% 5/20/2041	114,241	111,290
Ginnie Mae II Pool 4.5% 5/20/2042	8,050	7,841
Ginnie Mae II Pool 4.5% 5/20/2046	3,234	3,139
Ginnie Mae II Pool 4.5% 6/20/2035	944	927
Ginnie Mae II Pool 4.5% 6/20/2041	4,813	4,688
Ginnie Mae II Pool 4.5% 6/20/2043	1,642	1,600
Ginnie Mae II Pool 4.5% 6/20/2044	2,054	1,995
Ginnie Mae II Pool 4.5% 9/20/2039	2,597	2,535
Ginnie Mae II Pool 4.5% 9/20/2040	47,116	45,927
Ginnie Mae II Pool 4.5% 9/20/2046	2,123	2,064
Ginnie Mae II Pool 5% 10/1/2056 (b)	5,725,000	5,539,106
Ginnie Mae II Pool 5% 12/20/2054	749,358	727,928
Ginnie Mae II Pool 5% 9/1/2056 (b)	12,200,000	11,817,203
Ginnie Mae II Pool 5.5% 1/20/2055	724,564	723,438
Ginnie Mae II Pool 5.5% 10/1/2056 (b)	39,075,000	38,761,466
Ginnie Mae II Pool 5.5% 12/20/2054	888,595	889,435
Ginnie Mae II Pool 5.5% 12/20/2054	216,569	215,962
Ginnie Mae II Pool 5.5% 9/1/2056 (b)	48,125,000	47,808,406
Ginnie Mae II Pool 6% 10/1/2056 (b)	7,700,000	7,792,750
Ginnie Mae II Pool 6% 12/20/2054	1,180,724	1,202,371
Ginnie Mae II Pool 6% 9/1/2056 (b)	13,475,000	13,665,735
Ginnie Mae II Pool 7% 2/20/2032	4,466	4,603
Ginnie Mae II Pool 7% 3/20/2032	2,548	2,626
Uniform Mortgage Backed Securities 2% 10/1/2056 (b)	54,425,000	42,430,237
Uniform Mortgage Backed Securities 2% 9/1/2056 (b)	81,150,000	63,303,339
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (b)	700,000	571,320
Uniform Mortgage Backed Securities 3% 9/1/2056 (b)	1,700,000	1,449,648
Uniform Mortgage Backed Securities 4.5% 9/1/2041 (b)	2,700,000	2,635,664
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (b)	5,175,000	4,859,446
Uniform Mortgage Backed Securities 5% 10/1/2041 (b)	275,000	273,442
Uniform Mortgage Backed Securities 5% 10/1/2056 (b)	4,700,000	4,531,094
Uniform Mortgage Backed Securities 5% 9/1/2041 (b)	275,000	273,711
Uniform Mortgage Backed Securities 5% 9/1/2056 (b)	8,550,000	8,252,754
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (b)	4,925,000	4,876,519
Uniform Mortgage Backed Securities 6% 10/1/2056 (b)	4,225,000	4,266,086
Uniform Mortgage Backed Securities 6% 9/1/2056 (b)	6,075,000	6,143,805
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (b)	400,000	412,250
TOTAL UNITED STATES		815,317,087
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $839,874,883)		815,317,087

U.S. Treasury Obligations - 4.3%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 4.88	8,360,000	7,774,148
US Treasury Bonds 4.75% 2/15/2056	4.87 to 4.94	1,290,000	1,194,459
US Treasury Bonds 4.75% 8/15/2055	4.83	230,000	212,759
US Treasury Bonds 4.875% 8/15/2045	4.75	710,000	679,270
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	2,317,721	2,037,710
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.61 to 2.93	1,566,269	1,376,774
US Treasury Notes 3.5% 2/15/2029	3.50 to 3.60	9,776,000	9,575,516
US Treasury Notes 3.5% 3/15/2029	3.87	30,000	29,371
US Treasury Notes 3.875% 4/15/2029	3.80 to 3.91	6,120,000	6,042,066
US Treasury Notes 4.75% 2/15/2045	4.50 to 4.99	2,470,000	2,330,966
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.29	1,973,280	1,884,247
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,301,955)			33,137,286

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $2,469,685)	3.69	2,469,323	2,469,817

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	16,630,000	173,102
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.06% and receive annually a floating rate based on US SOFR Index, expiring June 2037	6/2027	3,200,000	127,553
Option on an interest rate swap with Goldman Sachs Bank USA to to pay annually a fixed rate of 4.495% and receive annually a floating rate based on US SOFR Index, expiring July 2041	7/2031	8,010,000	522,118
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	790,000	29,867
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,000,000	74,252
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.436% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	42,700,000	396,919
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	2,710,000	183,161
Option on an interest rate swap with Bank of America NA to to pay annually a fixed rate of 4.174% and receive annually a floating rate based on US SOFR Index, expiring July 2028	7/2027	21,020,000	84,013
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.85% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	10,200,000	34,520

TOTAL PURCHASED SWAPTIONS (Cost $1,251,742)			1,625,505

TOTAL INVESTMENT IN SECURITIES - 135.9% (Cost $1,062,098,608)	1,035,649,863
NET OTHER ASSETS (LIABILITIES) - (35.9)%	(273,353,305)
NET ASSETS - 100.0%	762,296,558

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 9/1/2056	(5,725,000)	(5,545,368)
Ginnie Mae II Pool 5.5% 9/1/2056	(39,450,000)	(39,190,474)
Ginnie Mae II Pool 6% 9/1/2056	(7,700,000)	(7,808,991)
Uniform Mortgage Backed Securities 2% 9/1/2056	(65,325,000)	(50,958,602)
Uniform Mortgage Backed Securities 3% 9/1/2056	(2,300,000)	(1,961,289)
Uniform Mortgage Backed Securities 3.5% 9/1/2056	(750,000)	(665,479)
Uniform Mortgage Backed Securities 5% 9/1/2041	(275,000)	(273,711)
Uniform Mortgage Backed Securities 5% 9/1/2056	(9,800,000)	(9,459,297)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(400,000)	(396,062)
Uniform Mortgage Backed Securities 6% 9/1/2056	(2,600,000)	(2,629,448)
Uniform Mortgage Backed Securities 6.5% 9/1/2056	(400,000)	(412,250)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(119,300,971)

TOTAL TBA SALE COMMITMENTS (Proceeds $119,811,506)		(119,300,971)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	550	12/2026	112,904,688	(266,010)
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(72)	12/2026	(7,759,125)	41,804
CBOT US Treasury Ultra Bond Contracts (United States)	(1)	12/2026	(110,188)	967
TOTAL SHORT				42,771
TOTAL FUTURES CONTRACTS				(223,239)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	150,000	9,639	(10,565)	(926)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	50,000	3,213	(3,925)	(712)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	250,000	16,064	(15,840)	224
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	260,000	47,647	(43,519)	4,128
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760,000	(5,533)	(11,592)	(17,125)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,620,000	(11,795)	(16,590)	(28,385)
CMBX AAA Series 13 Index		12/2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly	720,000	(5,242)	(11,435)	(16,677)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	29,742	(14,735)	15,007
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	14,871	(7,467)	7,404
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	44,613	(21,046)	23,567
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	7,436	(4,780)	2,656
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	29,742	(41,186)	(11,444)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	14,871	(13,936)	935
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	22,307	(22,424)	(117)
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	14,871	(15,800)	(929)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	7,436	(7,594)	(158)
CMBX AAA Series 18 Index		12/2057	Goldman Sachs & Co LLC	(0.5%)	Monthly	6,587,024	(27,390)	23,668	(3,722)
CMBX AAA Series 18 Index		12/2057	JPMorgan Securities LLC	(0.5%)	Monthly	1,297,444	(5,395)	5,031	(364)
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	14,542	(15,172)	(630)
CMBX BBB- Series 17 Index		12/2056	Goldman Sachs & Co LLC	(3%)	Monthly	150,000	21,813	(18,182)	3,631
CMBX BBB- Series 17 Index		12/2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	14,542	(10,959)	3,583
CMBX BBB- Series 17 Index		12/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	14,542	(14,007)	535
CMBX BBB- Series 17 Index		12/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	29,084	(28,008)	1,076
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	31,821	(12,840)	18,981
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	15,911	(6,873)	9,038
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	15,911	(14,375)	1,536
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	50,000	7,955	(7,097)	858

TOTAL BUY PROTECTION							373,218	(361,248)	11,970
Sell Protection
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	100,000	(21,283)	23,192	1,909
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	22,570	68,898	91,468

TOTAL SELL PROTECTION							1,287	92,090	93,377
TOTAL CREDIT DEFAULT SWAPS							374,505	(269,158)	105,347

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(2)	Annual	3%	Annual	LCH	9/2028	124,093,000	2,890,059	(2,419,094)	470,965
3.25%	Annual	U.S. SOFR Index(2)	Annual	LCH	9/2029	6,917,000	(188,267)	147,069	(41,198)
U.S. SOFR Index(2)	Annual	4%	Annual	LCH	9/2041	680,000	39,279	(35,117)	4,162
4%	Annual	U.S. SOFR Index(2)	Annual	LCH	9/2056	3,494,000	(321,121)	270,352	(50,769)
TOTAL INTEREST RATE SWAPS							2,419,950	(2,036,790)	383,160

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Represents floating rate.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,993,739.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $650,644.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,558,683 or 10.8% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Level 3 security.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	14,670,673	388,753,553	400,955,805	1,781,281	1,349	47	2,469,817	2,469,323
Fidelity Securities Lending Cash Central Fund	-	5,946,173	5,946,173	46	-	-	-	-
	14,670,673	394,699,726	406,901,978	1,781,327	1,349	47	2,469,817

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	35,283,723	-	35,283,723	-

Collateralized Mortgage Obligations	71,371,474	-	71,371,467	7

Commercial Mortgage Securities	76,444,971	-	72,899,798	3,545,173

U.S. Government Agency - Mortgage Securities	815,317,087	-	815,317,087	-

U.S. Treasury Obligations	33,137,286	-	33,137,286	-

Money Market Funds	2,469,817	2,469,817	-	-

Purchased Swaptions	1,625,505	-	1,625,505	-
Total Investments in Securities:	1,035,649,863	2,469,817	1,029,634,866	3,545,180
Derivative Instruments:

Assets
Futures Contracts	42,771	42,771	-	-
Swaps	3,380,481	-	3,380,481	-
Total Assets	3,423,252	42,771	3,380,481	-

Liabilities
Futures Contracts	(266,010)	(266,010)	-	-
Swaps	(586,026)	-	(586,026)	-
Total Liabilities	(852,036)	(266,010)	(586,026)	-
Total Derivative Instruments:	2,571,216	(223,239)	2,794,455	-
Other Financial Instruments:

TBA Sale Commitments	(119,300,971)	-	(119,300,971)	-
Total Other Financial Instruments:	(119,300,971)	-	(119,300,971)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$1,033,180,046
Investments in securities, at value - affiliated issuers	2,469,817
Receivable for investments sold	9,493
Receivable for TBA sale commitments	119,811,506
Receivable for fund shares sold	281,712
Interest receivable	2,490,880
Distributions receivable from affiliated funds	22,834
Receivable for variation margin on futures contracts	35,766
Bi-lateral OTC swaps, at value	451,143
Receivable from investment adviser for expense reductions	5,148
Other receivables	48,093
Total assets	1,158,806,438
Liabilities
Payable for investments purchased	1,251,743
Payable for investments purchased, delayed delivery	272,787,325
TBA sale commitments, at value	119,300,971
Payable for swaps	7,594
Payable for fund shares redeemed	1,828,971
Distributions payable	922,077
Bi-lateral OTC swaps, at value	76,638
Accrued management fee	181,205
Transfer agent fee payable	79,033
Distribution and service plan fees payable	5,056
Payable for variation margin on centrally cleared swaps	25,572
Other affiliated payables	43,695
Total liabilities	396,509,880
Net Assets	$762,296,558
Net assets consist of:
Paid in capital	872,503,118
Total accumulated earnings (loss)	(110,206,560)
Net Assets	$762,296,558

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($15,177,586/1,555,249 shares) a	$9.76
Maximum offering price per share (100/96.00 of $9.76)	$10.17
Class M
Net Asset Value and redemption price per share ($5,237,892/535,640 shares) a	$9.78
Maximum offering price per share (100/96.00 of $9.78)	$10.19
Class C
Net Asset Value and offering price per share ($933,743/96,556 shares) a	$9.67
Fidelity Advisor® Mortgage Securities Fund
Net Asset Value, offering price and redemption price per share ($390,138,478/39,808,062 shares)	$9.80
Class I
Net Asset Value, offering price and redemption price per share ($163,605,001/16,756,687 shares)	$9.76
Class Z
Net Asset Value, offering price and redemption price per share ($187,203,858/19,150,496 shares)	$9.78

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	1,059,628,923
Affiliated issuers, cost	2,469,685
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$1,781,327
Interest	31,569,168
Total investment income	33,350,495
Expenses
Management fee	2,075,785
Transfer agent fees	922,629
Distribution and service plan fees	73,451
Fund wide operations fee	500,921
Independent trustees' fees and expenses	1,563
Total expenses	3,574,349
Expense reductions	(64,403)
Total expenses after reductions	3,509,946
Net investment income (loss)	29,840,549
Net realized gain (loss)
Investments - unaffiliated issuers	1,071,529
Investments - affiliated issuers	1,349
Futures contracts	(2,004,442)
Swaps	1,625,812
Written options	67,224
Net realized gain (loss)	761,472
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(13,314,888)
Investments - affiliated issuers	47
Futures contracts	(103,913)
Swaps	1,467,430
TBA sale commitments	1,926,670
Total change in net unrealized appreciation (depreciation)	(10,024,654)
Net gain (loss)	(9,263,182)
Net increase (decrease) in net assets resulting from operations	$20,577,367
Other Information
Income from securities lending - Affiliated Issuers	46

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,840,549	$25,020,452
Net realized gain (loss)	761,472	(764,917)
Change in net unrealized appreciation (depreciation)	(10,024,654)	(4,511,228)
Net increase (decrease) in net assets resulting from operations	$20,577,367	$19,744,307
Distributions to shareholders
Distributions to shareholders	(28,745,515)	(26,297,581)
Total distributions	(28,745,515)	(26,297,581)
Net increase (decrease) in net assets resulting from share transactions	99,526,174	68,852,913
Total increase (decrease) in net assets	91,358,026	62,299,639
Net Assets
Beginning of period	670,938,532	608,638,893
End of period	$762,296,558	$670,938,532
Financial Highlights
Fidelity Advisor® Mortgage Securities Fund Class A

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.84	$9.96	$9.62	$10.17	$11.49
Income from Investment Operations
Net investment income (loss) A, B	.37	.37	.33	.27	.08
Net realized and unrealized gain (loss)	(.09)	(.10)	.35	(.56)	(1.27)
Total from investment operations	.28	.27	.68	(.29)	(1.19)
Distributions
Distributions from net investment income	(.36)	(.39)	(.34)	(.26)	(.09)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	(.36)	(.39)	(.34)	(.26)	(.13)
Net asset value, end of period	$9.76	$9.84	$9.96	$9.62	$10.17
Total Return C, D	2.79%	2.78%	7.23%	(2.88)%	(10.42)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.79%	.81%	.81%	.80%	.79%
Ratio of expenses to average net assets net of fee waivers, if any	.79%	.81%	.81%	.80%	.79%
Ratio of expenses to average net assets net of all reductions, if any	.79%	.81%	.81%	.80%	.79%
Ratio of net investment income (loss) to average net assets	3.73%	3.75%	3.43%	2.73%	.76%
Net assets, end of period	$15,177,586	$16,352,993	$18,820,857	$20,479,520	$27,180,039
Portfolio turnover rate G	607%	652%	767%	865% H	662%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class M

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.86	$9.98	$9.64	$10.19	$11.52
Income from Investment Operations
Net investment income (loss) A, B	.37	.37	.33	.27	.08
Net realized and unrealized gain (loss)	(.10)	(.10)	.35	(.56)	(1.28)
Total from investment operations	.27	.27	.68	(.29)	(1.20)
Distributions
Distributions from net investment income	(.35)	(.39)	(.34)	(.26)	(.09)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	(.35)	(.39)	(.34)	(.26)	(.13)
Net asset value, end of period	$9.78	$9.86	$9.98	$9.64	$10.19
Total Return C, D	2.78%	2.78%	7.22%	(2.85)%	(10.48)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.81%	.81%	.81%	.79%	.79%
Ratio of expenses to average net assets net of fee waivers, if any	.81%	.81%	.81%	.79%	.79%
Ratio of expenses to average net assets net of all reductions, if any	.81%	.81%	.80%	.79%	.79%
Ratio of net investment income (loss) to average net assets	3.71%	3.75%	3.43%	2.75%	.76%
Net assets, end of period	$5,237,892	$6,558,793	$7,313,821	$7,808,179	$10,065,716
Portfolio turnover rate G	607%	652%	767%	865% H	662%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class C

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.75	$9.88	$9.54	$10.08	$11.42
Income from Investment Operations
Net investment income (loss) A, B	.29	.29	.25	.19	(.01)
Net realized and unrealized gain (loss)	(.10)	(.11)	.35	(.55)	(1.27)
Total from investment operations	.19	.18	.60	(.36)	(1.28)
Distributions
Distributions from net investment income	(.27)	(.31)	(.26)	(.18)	(.03)
Distributions from net realized gain	-	-	-	-	(.03)
Total distributions	(.27)	(.31)	(.26)	(.18)	(.06)
Net asset value, end of period	$9.67	$9.75	$9.88	$9.54	$10.08
Total Return C, D	1.97%	1.87%	6.42%	(3.60)%	(11.21)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of expenses to average net assets net of fee waivers, if any	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of expenses to average net assets net of all reductions, if any	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets	2.92%	2.96%	2.64%	1.93%	(.05)%
Net assets, end of period	$933,743	$942,188	$1,252,074	$1,831,196	$2,677,895
Portfolio turnover rate G	607%	652%	767%	865% H	662%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the contingent deferred sales charge.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mortgage Securities Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.89	$10.01	$9.66	$10.22	$11.54
Income from Investment Operations
Net investment income (loss) A, B	.41	.40	.37	.31	.12
Net realized and unrealized gain (loss)	(.11)	(.10)	.35	(.58)	(1.28)
Total from investment operations	.30	.30	.72	(.27)	(1.16)
Distributions
Distributions from net investment income	(.39)	(.42)	(.37)	(.29)	(.13)
Distributions from net realized gain	-	-	-	-	(.03)
Total distributions	(.39)	(.42)	(.37)	(.29)	(.16)
Net asset value, end of period	$9.80	$9.89	$10.01	$9.66	$10.22
Total Return C	3.05%	3.16%	7.70%	(2.61)%	(10.09)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Ratio of net investment income (loss) to average net assets	4.08%	4.11%	3.79%	3.08%	1.10%
Net assets, end of period	$390,138,478	$357,883,456	$331,957,472	$357,995,670	$836,806,201
Portfolio turnover rate F	607%	652%	767%	865% G	662%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class I

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.85	$9.97	$9.62	$10.18	$11.50
Income from Investment Operations
Net investment income (loss) A, B	.39	.39	.35	.30	.11
Net realized and unrealized gain (loss)	(.10)	(.10)	.36	(.57)	(1.27)
Total from investment operations	.29	.29	.71	(.27)	(1.16)
Distributions
Distributions from net investment income	(.38)	(.41)	(.36)	(.29)	(.12)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	(.38)	(.41)	(.36)	(.29)	(.16)
Net asset value, end of period	$9.76	$9.85	$9.97	$9.62	$10.18
Total Return C	2.89%	3.00%	7.62%	(2.70)%	(10.17)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.60%	.60%	.58%	.52%	.51%
Ratio of expenses to average net assets net of fee waivers, if any	.60%	.60%	.58%	.52%	.51%
Ratio of expenses to average net assets net of all reductions, if any	.60%	.60%	.58%	.52%	.51%
Ratio of net investment income (loss) to average net assets	3.92%	3.96%	3.66%	3.01%	1.04%
Net assets, end of period	$163,605,001	$153,197,845	$151,019,442	$20,029,852	$38,255,953
Portfolio turnover rate F	607%	652%	767%	865% G	662%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class Z

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.86	$9.98	$9.64	$10.19	$11.51
Income from Investment Operations
Net investment income (loss) A, B	.42	.41	.37	.32	.13
Net realized and unrealized gain (loss)	(.10)	(.10)	.35	(.57)	(1.28)
Total from investment operations	.32	.31	.72	(.25)	(1.15)
Distributions
Distributions from net investment income	(.40)	(.43)	(.38)	(.30)	(.14)
Distributions from net realized gain	-	-	-	-	(.03)
Total distributions	(.40)	(.43)	(.38)	(.30)	(.17)
Net asset value, end of period	$9.78	$9.86	$9.98	$9.64	$10.19
Total Return C	3.25%	3.25%	7.70%	(2.44)%	(10.03)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.40%	.40%	.40%	.40%	.40%
Ratio of expenses to average net assets net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Ratio of expenses to average net assets net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Ratio of net investment income (loss) to average net assets	4.17%	4.20%	3.88%	3.17%	1.19%
Net assets, end of period	$187,203,858	$136,003,257	$98,275,227	$86,045,738	$86,006,487
Portfolio turnover rate F	607%	652%	767%	865% G	662%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity Advisor® Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity Advisor® Mortgage Securities Fund	Class A, Class M, Class C, Fidelity® Mortgage Securities Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the Statement of Operations. If a fund has a significant exposure to TIPS such adjustments may result in negative interest and may have a significant impact on distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, futures transactions, options transactions, swap agreements, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Advisor® Mortgage Securities Fund	1,067,075,389	1,732,466	(29,850,150)	(28,117,684)

The tax-based components of distributable earnings as of period end were as follows:

	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Advisor® Mortgage Securities Fund	(80,242,157)	(28,117,684)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Advisor® Mortgage Securities Fund	(47,601,769)	(32,640,388)	(80,242,157)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity Advisor® Mortgage Securities Fund	28,745,515	28,745,515

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity Advisor® Mortgage Securities Fund	26,297,581	26,297,581

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options, futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Advisor® Mortgage Securities Fund
Credit Risk
Swaps	451,143	(76,638)	(265,430)	202,026
Total Credit Risk	451,143	(76,638)	(265,430)	202,026
Interest Rate Risk
Futures Contracts	42,771	(266,010)	(2,004,442)	(103,913)
Swaps	2,929,338	(509,388)	1,891,242	1,265,404
Purchased Swaptions	1,625,505	-	(516,533)	686,208
Written Swaptions	-	-	67,224	-
Total Interest Rate Risk	4,597,614	(775,398)	(562,509)	1,847,699

Totals	5,048,757	(852,036)	(827,939)	2,049,725

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity Advisor® Mortgage Securities Fund
Futures Contracts	115,652,309
Purchased Swaptions	99,141,667
Written Swaptions	8,213,333
Swaps	174,246,589

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor® Mortgage Securities Fund	3,204,581,469	3,208,505,646

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity Advisor® Mortgage Securities Fund	0.282

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity Advisor® Mortgage Securities Fund
Class A	-	.25	47,640	274
Class M	-	.25	15,800	-
Class C	.75	.25	10,011	1,587
			73,451	1,861

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity Advisor® Mortgage Securities Fund
Class A A	4.00	.75	2,439
Class M A	4.00	.25	198
Class C B	-	1.00	-
			2,637

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees and annualized rate(s) were as follows:

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity Advisor® Mortgage Securities Fund
Class A	36,752	asset/account based	.19
Class M	13,427	asset/account based	.21
Class C	2,502	asset/account based	.25
Fidelity Advisor® Mortgage Securities Fund	397,938	asset-based	.10
Class I	394,458	asset/account based	.25
Class Z	77,552	asset-based	.05

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Advisor® Mortgage Securities Fund	0.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity Advisor® Mortgage Securities Fund	5	-	-

  8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable: interest, certain taxes, fees and expenses of the independent Trustees, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity Advisor® Mortgage Securities Fund
Class Z	0.36	December 31, 2027	61,799

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity Advisor® Mortgage Securities Fund	2,604

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity Advisor® Mortgage Securities Fund
Class A	679,019	680,216
Class M	224,427	265,016
Class C	27,749	35,540
Fidelity® Mortgage Securities Fund	15,627,589	14,528,228
Class I	5,939,601	6,227,089
Class Z	6,247,130	4,561,492
Total	28,745,515	26,297,581

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity Advisor® Mortgage Securities Fund
Class A
Shares sold	2,620,517	186,228	26,070,198	1,830,904
Reinvestment of distributions	64,518	64,379	640,914	628,092
Shares redeemed	(2,791,141)	(478,228)	(27,667,050)	(4,675,285)
Net increase (decrease)	(106,106)	(227,621)	(955,938)	(2,216,289)
Class M
Shares sold	38,550	26,134	384,261	255,891
Reinvestment of distributions	22,084	26,622	219,942	260,268
Shares redeemed	(189,970)	(120,356)	(1,888,721)	(1,172,281)
Net increase (decrease)	(129,336)	(67,600)	(1,284,518)	(656,122)
Class C
Shares sold	17,703	16,179	174,346	156,321
Reinvestment of distributions	2,815	3,651	27,713	35,283
Shares redeemed	(20,558)	(50,025)	(202,196)	(481,721)
Net increase (decrease)	(40)	(30,195)	(137)	(290,117)
Fidelity® Mortgage Securities Fund
Shares sold	14,024,993	13,864,266	140,165,879	135,667,890
Reinvestment of distributions	731,414	848,356	7,296,057	8,311,788
Shares redeemed	(11,152,724)	(11,684,875)	(110,861,130)	(114,036,327)
Net increase (decrease)	3,603,683	3,027,747	36,600,806	29,943,351
Class I
Shares sold	3,175,942	3,543,915	31,582,901	34,491,721
Reinvestment of distributions	494,642	518,122	4,914,221	5,057,616
Shares redeemed	(2,470,375)	(3,655,668)	(24,587,458)	(35,603,224)
Net increase (decrease)	1,200,209	406,369	11,909,664	3,946,113
Class Z
Shares sold	6,877,019	6,258,397	68,388,747	60,649,909
Reinvestment of distributions	590,329	432,403	5,869,183	4,227,093
Shares redeemed	(2,110,618)	(2,744,117)	(21,001,633)	(26,751,025)
Net increase (decrease)	5,356,730	3,946,683	53,256,297	38,125,977

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Mortgage Securities Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Mortgage Securities Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 7.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $26,177,496 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $28,745,515 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.704047.129
AMOR-ANN-1026
Fidelity Advisor® Limited Term Bond Fund

Annual Report
August 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Limited Term Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 9.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.2%
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2026-108A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9492% 7/18/2037 (c)(d)(j)	10,110,000	10,113,791
Golden Tree Loan Management US CLO 1 Ltd Series 2026-12A Class AR2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2036 (c)(d)(j)	10,540,000	10,572,494
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8892% 1/20/2037 (c)(d)(j)	6,418,000	6,418,000
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7922% 7/23/2036 (c)(d)(j)	12,130,000	12,136,405
OCP CLO Ltd / OCP CLO LLC Series 2025-26A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.8295% 4/17/2037 (c)(d)(j)	3,600,000	3,599,860
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.9192% 1/20/2037 (c)(d)(j)	5,784,000	5,789,408
TOTAL BAILIWICK OF JERSEY		48,629,958
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (j)	329,341	330,420
GRAND CAYMAN (UK OVERSEAS TER) - 4.6%
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (c)(d)(j)	9,999,000	10,011,529
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 7/15/2038 (c)(d)(j)	2,953,000	2,960,834
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 4/20/2034 (c)(d)(j)	7,271,037	7,271,836
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8692% 1/20/2036 (c)(d)(j)	2,400,000	2,400,979
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.7529% 3/30/2038 (c)(d)(j)	125,000	125,045
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2035 (c)(d)(j)	4,005,000	4,007,415
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (j)	2,759,054	2,619,436
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7992% 7/18/2034 (c)(d)(j)	4,766,000	4,771,443
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.5602% 10/25/2037 (c)(d)(j)	150,000	150,105
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6992% 4/19/2035 (c)(d)(j)	8,500,000	8,500,808
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.0232% 8/20/2034 (c)(d)(j)	2,769,000	2,770,672
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2035 (c)(d)(j)	4,228,000	4,231,632
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2036 (c)(d)(j)	10,354,000	10,354,901
Flatiron CLO Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 4.8289% 11/16/2034 (c)(d)(j)	1,796,408	1,796,408
Flatiron CLO Ltd Series 2026-1AR Class AR3, CME Term SOFR 3 month Index + 0.9%, 0% 11/16/2036 (c)(d)(j)	14,400,000	14,400,000
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (j)	1,478,542	1,472,611
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (j)	216,169	214,547
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8132% 10/22/2034 (c)(d)(j)	5,100,000	5,107,069
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2034 (c)(d)(j)	4,205,000	4,206,939
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.0029% 7/15/2036 (c)(d)(j)	4,257,000	4,260,346
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.8002% 1/25/2035 (c)(d)(j)	9,770,000	9,773,380
Oak Hill Credit Partners X-R Ltd Series 2025-10RA Class AR2, CME Term SOFR 3 month Index + 1.13%, 4.8592% 4/20/2038 (c)(d)(j)	9,000,000	8,985,780
OCP CLO Ltd Series 2025-19A Class A1R2, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2038 (c)(d)(j)	3,000,000	3,000,000
Octagon 56 Ltd Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.8029% 10/15/2034 (c)(d)(j)	2,500,000	2,502,750
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (c)(d)(j)	4,678,000	4,680,540
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (c)(d)(j)	8,119,398	8,121,639
Palmer Square Loan Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1%, 4.6944% 7/15/2034 (c)(d)(j)	6,600,000	6,607,418
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 4.5729% 1/15/2033 (c)(d)(j)	8,654,748	8,655,372
RR Ltd Series 2026-16A Class A1A2, CME Term SOFR 3 month Index + 1.22%, 4.9066% 7/15/2041 (c)(d)(j)	12,110,000	12,103,231
SLAM Ltd / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (j)	9,314,332	8,862,428
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.5718% 4/6/2042 (c)(d)(j)	304,000	244,800
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2035 (c)(d)(j)	3,393,000	3,393,791
Voya CLOLtd / Voya CLO LLC Series 2026-4AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.9604% 10/15/2037 (c)(d)(j)	10,500,000	10,500,000
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		179,065,684
UNITED STATES - 3.5%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (j)	1,343,968	1,344,317
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (j)	4,005,000	3,976,680
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (j)	1,415,000	1,403,543
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (j)	116,243	115,580
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (j)	275,598	276,140
Avis Budget Rental Car Funding AESOP LLC Series 2023-8A Class A, 6.02% 2/20/2030 (j)	7,440,000	7,611,275
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (j)	945,000	943,225
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (j)	3,035,000	2,981,816
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (j)	755,000	748,734
Axis Equipment Finance Receivables LLC Series 2026-1A Class A2, 4.73% 11/21/2033 (j)	2,125,000	2,124,017
BHG Securitization Trust Series 2026-2CON Class A, 5.07% 9/17/2037	1,095,000	1,090,207
Chesapeake IV Funding DAC Series 2026-1A Class A3, 4.47% 2/15/2030 (j)	2,795,000	2,787,776
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (j)	346,379	347,404
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	872,342	875,122
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (j)	122,610	121,263
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (j)	1,290,250	1,266,574
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (j)	1,375,000	1,357,124
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (j)	759,752	760,550
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (j)	270,119	271,962
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (j)	5,710,500	5,668,394
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (j)	7,083,510	7,046,561
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (j)	7,700,000	7,577,604
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (j)	279,397	281,112
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (j)	2,825,000	2,833,640
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (j)	469,519	472,243
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9895% 4/17/2036 (c)(d)(j)	9,251,000	9,253,433
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.6629% 10/15/2034 (c)(d)(j)	6,400,000	6,396,435
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (j)	2,797,000	2,812,718
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	3,575,000	3,572,902
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	1,805,000	1,804,939
Haloan Series 2026-1A Class A, 5.39% 8/20/2041 (j)	2,380,000	2,375,598
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8092% 7/20/2036 (c)(d)(j)	5,000,000	4,999,970
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (j)	597,735	600,895
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	2,309,650	2,309,878
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (j)	2,410,000	2,405,709
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (j)	94,227	93,171
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (j)	3,050,000	3,045,796
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (j)	1,425,000	1,416,800
Optn Series 2026-A Class A, 4.32% 1/9/2034 (j)	615,000	608,564
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (j)	1,575,000	1,569,728
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (j)	1,220,657	1,181,227
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (j)	93,851	94,907
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (j)	1,596,857	1,575,429
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (j)	1,215,000	1,206,860
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/2029 (j)	257,075	257,829
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (j)	1,019,313	1,017,547
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (j)	5,146,000	5,109,060
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (j)	8,154,000	8,103,289
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6418% 9/25/2034 (c)(d)	1,299	1,378
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (j)	1,187,503	1,191,746
U S Bank Natl Assn Series 2026-SUP1 Class E, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.1432% 6/27/2033 (c)(d)(j)	224,451	224,452
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (j)	1,615,000	1,614,879
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,345,000	5,354,181
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (j)	5,735,000	5,731,169
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (j)	933,078	937,973
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (j)	5,557,037	5,541,783
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	2,102,643	2,103,492
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	975,000	967,161
TOTAL UNITED STATES		139,763,761
TOTAL ASSET-BACKED SECURITIES (Cost $368,443,093)		367,789,823

Bank Loan Obligations - 1.5%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (b)(c)(d)(f)	68,294	68,294
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 15%, 15% 11/30/2026 (b)(c)(d)(f)	34,300	34,300

TOTAL COLOMBIA		102,594
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (b)(c)(d)	619,669	621,658
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (b)(c)(d)	666,650	568,986
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (b)(c)(d)	453,863	440,814
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (b)(c)(d)	1,265,484	1,241,959

TOTAL SWITZERLAND		1,682,773
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/10/2031 (b)(c)(d)	665,000	667,288
UNITED STATES - 1.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 3/29/2032 (b)(c)(d)	80,000	80,270
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 10/6/2032 (b)(c)(d)	376,380	376,851
		457,121
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.2382% 5/15/2031 (b)(c)(d)	970,000	975,093
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2509% 8/4/2033 (b)(c)(d)	285,000	287,622
		1,262,715
Media - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (b)(c)(d)	1,078,386	1,016,109
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/3/2033 (b)(c)(d)	259,904	260,411
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.1232% 11/30/2029 (b)(c)(d)	613,665	596,022
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.2938% 12/31/2029 (b)(c)(d)	289,048	265,744
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9822% 12/31/2030 (b)(c)(d)	1,567,737	1,412,923
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0509% 1/31/2029 (b)(c)(d)	518,279	513,558
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0037% 1/31/2029 (b)(c)(d)	650,000	610,838
		4,675,605
TOTAL COMMUNICATION SERVICES		6,395,441
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Hertz Corp/The Tranche B-EXIT 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 6/30/2028 (b)(c)(d)(h)	433,919	240,048
Hertz Corp/The Tranche C-EXIT 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 6/30/2028 (b)(c)(d)(h)	86,081	47,621
		287,669
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/23/2032 (b)(c)(d)	791,379	794,489
Distributors - 0.0%
AIP RD Buyer Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 12/23/2030 (b)(c)(d)	793,123	791,585
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 12/29/2032 (b)(c)(d)	912,963	900,181
		1,691,766
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1525% 8/19/2030 (b)(c)(d)	334,163	332,492
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/6/2030 (b)(c)(d)	1,791,451	1,747,417
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/29/2029 (b)(c)(d)	1,501,728	1,504,912
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 1/28/2032 (b)(c)(d)	259,839	250,615
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (b)(c)(d)	1,825,983	1,750,314
		5,253,258
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 6/29/2028 (b)(c)(d)	339,593	325,442
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (b)(c)(d)	1,446,800	1,438,061
		1,763,503
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5381% 6/6/2031 (b)(c)(d)	874,734	675,339
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6881% 6/6/2031 (b)(c)(d)	748,454	621,216
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 3/15/2033 (b)(c)(d)	465,000	464,275
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2254% 3/15/2031 (b)(c)(d)	39,875	39,964
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 2/10/2033 (b)(c)(d)	265,000	264,788
		2,065,582
TOTAL CONSUMER DISCRETIONARY		12,188,759
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (b)(c)(d)	421,513	383,842
Food Products - 0.0%
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(d)(e)(f)	144,133	54,588
TOTAL CONSUMER STAPLES		438,430
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(e)	1,175,624	739,808
Financials - 0.2%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5087% 2/3/2032 (b)(c)(d)	1,040,660	1,038,058
Financial Services - 0.1%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 7/31/2031 (b)(c)(d)	629,131	612,095
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 7/31/2031 (b)(c)(d)	840,981	830,730
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4364% 2/16/2032 (b)(c)(d)	330,000	319,895
Project Build Tranche DELAYED DRAW TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 1% 6/30/2031 (b)(c)(d)(g)	32,157	31,433
Project Build Tranche TAKEBACK TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1658% 6/30/2031 (b)(c)(d)	252,814	247,126
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(f)	194,750	195,846
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2332% 2/20/2032 (b)(c)(d)	871,836	875,594
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (b)(c)(d)(h)	90,000	90,299
		3,203,018
Insurance - 0.1%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 11/6/2030 (b)(c)(d)	2,554,444	2,162,771
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 9/19/2031 (b)(c)(d)	400,836	399,814
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5727% 2/23/2033 (b)(c)(d)	788,202	754,373
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 11/21/2029 (b)(c)(d)	493,613	493,845
		3,810,803
TOTAL FINANCIALS		8,051,879
Health Care - 0.1%
Biotechnology - 0.0%
Creek Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6404% 8/12/2033 (b)(c)(d)	330,000	330,825
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 1/15/2031 (b)(c)(d)	658,325	661,946
Health Care Providers & Services - 0.0%
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1446% 6/30/2031 (b)(c)(d)	240,000	240,532
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 10/8/2030 (b)(c)(d)	2,391,648	2,377,131
TOTAL HEALTH CARE		3,610,434
Industrials - 0.1%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 2/13/2033 (b)(c)(d)	84,788	85,022
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 3/18/2030 (b)(c)(d)	180,000	180,585
Building Products - 0.0%
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (b)(c)(d)	104,580	50,721
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (b)(c)(d)	604,632	272,514
		323,235
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 12/21/2028 (b)(c)(d)	575,350	576,690
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 8/20/2032 (b)(c)(d)	272,938	273,956
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.311% 8/1/2030 (b)(c)(d)	209,320	167,782
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (b)(c)(d)	1,580,065	1,095,380
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.1822% 9/4/2030 (b)(c)(d)	415,336	427,148
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (b)(c)(d)	630,000	627,953
		3,168,909
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 4/10/2031 (b)(c)(d)	422,475	421,884
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4364% 9/12/2032 (b)(c)(d)	34,825	34,950
Passenger Airlines - 0.0%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.7641% 5/29/2033 (b)(c)(d)	1,235,000	1,231,147
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4754% 4/1/2031 (b)(c)(d)	299,499	300,559
		1,531,706
TOTAL INDUSTRIALS		5,746,291
Information Technology - 0.2%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (b)(c)(d)	364,701	352,906
Software - 0.2%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6853% 12/11/2028 (b)(c)(d)	1,102,817	1,101,284
Cloud Software Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 8/13/2032 (b)(c)(d)	94,050	89,269
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.8166% 11/15/2031 (b)(c)(d)(g)	430,000	433,496
CoreWeave Financing DDTL V-V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 4.7172% 9/1/2031 (b)(c)(d)(g)	40,000	40,100
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9364% 5/3/2028 (b)(c)(d)	1,038,985	1,026,392
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 6/2/2028 (b)(c)(d)	393,270	363,916
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (b)(c)(d)(h)	40,125	40,045
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2486% 8/31/2030 (b)(c)(d)	1,997,842	1,968,953
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 9/8/2032 (b)(c)(d)	648,267	650,459
		5,713,914
TOTAL INFORMATION TECHNOLOGY		6,066,820
Materials - 0.3%
Chemicals - 0.2%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (b)(c)(d)	580,000	548,100
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.5141% 11/24/2027 (b)(c)(d)	64,922	62,001
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8641% 11/24/2027 (b)(c)(d)	1,066,339	1,018,354
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 10/15/2032 (b)(c)(d)	532,325	533,491
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (b)(c)(d)	902,528	898,358
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (b)(c)(d)	1,358,676	1,292,861
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6881% 3/15/2029 (b)(c)(d)	1,617,520	1,594,600
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 4/4/2033 (b)(c)(d)	495,000	498,713
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2122% 9/30/2031 (b)(c)(d)	808,485	630,012
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 4/4/2029 (b)(c)(d)	138,945	113,240
		7,189,730
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8614% 4/13/2029 (b)(c)(d)	2,704,237	2,698,990
TOTAL MATERIALS		9,888,720
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4364% 4/16/2031 (b)(c)(d)	34,646	34,628
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7056% 1/27/2031 (b)(c)(d)	498,513	498,434
		533,062
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1864% 3/29/2030 (b)(c)(d)	247,031	249,192
TOTAL UTILITIES		782,254
TOTAL UNITED STATES		53,908,836
TOTAL BANK LOAN OBLIGATIONS (Cost $58,375,868)		57,552,135

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	936,000	931,379
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	2,928,000	2,940,869

TOTAL UNITED STATES		3,872,248
TOTAL BANK NOTES (Cost $3,864,000)		3,872,248

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (c)(j)	3,573,489	3,527,351
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (j)	3,616,559	3,183,738
BRAVO Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (j)	2,374,130	2,210,625
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (i)(j)	1,818,093	1,800,921
BRAVO Residential Funding Trust Series 2026-NQM5 Class A1FC, 5.36% 6/25/2066 (c)(j)	5,031,054	5,011,672
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(j)	145,099	144,588
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (j)	631,597	563,205
Fannie Mae Guaranteed REMIC Series 2018-3 Class LP, 3% 2/25/2047	2,502,869	2,348,079
Fannie Mae Guaranteed REMIC Series 2019-33 Class N, 3% 3/25/2048	3,336,293	3,106,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	23,273	23,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4873 Class CA, 4% 7/15/2047	676,830	668,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	1,735,149	1,582,811
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (j)	1,504,467	1,405,037
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (c)(j)	4,119,806	4,137,043
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (j)	666,254	621,293
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (j)	888,048	841,422
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (c)(j)	602,346	589,998
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (c)(d)	298	279
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (i)(j)	4,645,055	4,623,393
TOTAL UNITED STATES		36,390,315
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,055,183)		36,390,315

Commercial Mortgage Securities - 3.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (c)(d)(j)	4,840,000	4,864,200
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (c)(d)(j)	757,000	757,946
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (j)	1,225,697	1,218,395
BANK Series 2021-BN33 Class XA, 1.0891% 5/15/2064 (c)(o)	18,625,692	626,945
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7526% 12/15/2062 (c)(o)	20,981,004	337,953
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3818% 3/15/2053 (c)(o)	39,893,107	1,381,215
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (c)(d)(j)	4,822,000	4,825,001
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (c)(d)(j)	8,287,000	8,297,359
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (c)(d)(j)	2,327,000	2,321,044
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (c)(d)(f)(j)	6,908,663	6,895,742
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0327% 3/15/2030 (c)(d)(j)	554,274	552,888
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (c)(d)(j)	2,741,435	2,744,862
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (c)(d)(j)	383,174	383,893
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (c)(j)	1,463,052	1,465,338
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (c)(d)(j)	2,827,737	2,829,504
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (c)(j)	2,915,000	2,922,288
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6035% 11/15/2038 (c)(d)(j)	3,187,041	3,187,041
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (c)(d)(j)	6,227,147	6,236,877
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (c)(j)	3,013,000	3,020,533
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (c)(d)(j)	4,224,887	4,230,169
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (c)(d)(j)	1,459,000	1,459,912
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (c)(j)	2,996,597	3,005,961
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(j)	4,776,000	4,723,708
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (j)	6,417,769	4,922,817
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (j)	5,163,250	3,897,076
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (j)	5,361,221	5,371,881
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (c)(d)(j)	1,951,000	1,953,439
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (c)(d)(j)	3,969,202	3,976,645
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (c)(d)(f)(j)	5,138,071	5,141,282
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(j)	933,000	919,149
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (j)	2,708,000	2,550,909
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2545% 9/15/2029 (c)(d)(j)	378,378	372,476
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (c)(d)(j)	1,528,000	1,528,000
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1409% 6/15/2054 (c)(o)	5,744,222	198,759
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (c)(d)(j)	4,012,260	4,014,768
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (j)	2,266,000	2,267,354
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (c)(j)	3,414,000	3,347,363
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (c)(d)(j)	5,301,000	5,304,313
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (c)(d)(j)	1,920,000	1,910,400
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (c)(j)	1,076,000	1,068,450
TOTAL UNITED STATES		117,033,855
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $120,831,425)		117,033,855

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Build Holdco, LLC (f) (Cost $161,613)	7,043	183,681

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	1,650,000	1,596,375
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (j)	1,521,000	898,911
Ground Transportation - 0.0%
Hertz Corp/The 6.75% 7/1/2030 pay-in-kind (c)(j)	170,000	146,302
TOTAL INDUSTRIALS		1,045,213
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	226,000	406,574
Software - 0.2%
Riot Platforms Inc 0.75% 1/15/2030	1,015,000	1,529,072
Strategy Inc 0% 12/1/2029 (k)	1,717,000	1,557,834
Terawulf Inc 0% 5/1/2032 (j)(k)	900,000	964,530
		4,051,436
TOTAL INFORMATION TECHNOLOGY		4,458,010
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Compass Inc 0.25% 4/15/2031 (j)	380,000	381,254
TOTAL UNITED STATES		7,480,852
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,279,136)		7,480,852

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Alphabet Inc Series A 6.25%	7,194	347,974
Alphabet Inc Series B 6.25%	6,103	293,005
TOTAL COMMUNICATION SERVICES		640,979
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	4,597	213,944
TOTAL UNITED STATES		854,923
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $865,092)		854,923

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Colombian Republic 5.375% 1/21/2029	4,230,000	4,215,195
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030	3,525,000	3,302,925
United Mexican States 6% 5/13/2030	2,190,000	2,252,278
TOTAL MEXICO		5,555,203
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,903,309)		9,770,398

Non-Convertible Corporate Bonds - 67.7%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (j)	250,000	255,030
AUSTRALIA - 0.8%
Financials - 0.2%
Banks - 0.2%
Westpac Banking Corp 4.11% 7/24/2034 (c)	8,710,000	8,448,436
Materials - 0.6%
Metals & Mining - 0.6%
Glencore Funding LLC 4.907% 4/1/2028 (j)	10,311,000	10,326,875
Glencore Funding LLC 5.186% 4/1/2030 (j)	6,700,000	6,707,030
Glencore Funding LLC 5.338% 4/4/2027 (j)	5,275,000	5,299,708
Mineral Resources Ltd 6% 5/1/2032 (j)	150,000	148,069
Mineral Resources Ltd 7% 4/1/2031 (j)	140,000	144,378
Mineral Resources Ltd 9.25% 10/1/2028 (j)	668,000	687,170
TOTAL MATERIALS		23,313,230
TOTAL AUSTRALIA		31,761,666
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (e)(j)	395,000	137,263
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (j)	135,000	118,373
TOTAL INDUSTRIALS		255,636
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (j)	1,095,000	1,093,413
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(j)	664,088	670,423
TOTAL MATERIALS		1,763,836
TOTAL BRAZIL		2,019,472
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (j)	950,000	966,388
Golar LNG Ltd 7.75% 9/19/2029 (j)(n)	200,000	203,224

TOTAL CAMEROON		1,169,612
CANADA - 3.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.375% 6/9/2056 (c)	405,000	396,921
TELUS Corp 6.625% 10/15/2055 (c)	705,000	698,055
		1,094,976
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 6.875% 7/31/2056 (c)	1,245,000	1,249,062
TOTAL COMMUNICATION SERVICES		2,344,038
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (j)	785,000	772,169
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (j)	1,395,000	1,317,296
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (j)	835,000	837,935
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)	345,000	349,177
TOTAL CONSUMER DISCRETIONARY		3,276,577
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (j)	7,826,000	7,726,554
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd 5% 12/15/2029	4,369,000	4,375,564
Cenovus Energy Inc 4.65% 3/20/2031	3,476,000	3,403,772
Enbridge Inc 1.6% 10/4/2026	10,000,000	9,975,428
Enbridge Inc 4.2% 11/20/2028	3,340,000	3,300,935
Enbridge Inc 4.6% 6/20/2028	3,822,000	3,813,081
Enbridge Inc 4.85% 3/27/2031	3,900,000	3,854,268
Enbridge Inc 5.3% 4/5/2029	3,720,000	3,758,227
Enbridge Inc 5.9% 11/15/2026	2,300,000	2,304,367
Saturn Oil & Gas Inc 8.5% 7/30/2031 (j)	195,000	202,451
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	8,989,000	8,997,376
TransCanada PipeLines Ltd 4.1% 4/15/2030	6,500,000	6,296,354
TransCanada PipeLines Ltd 6.125% 10/17/2056 (c)	640,000	639,867
TOTAL ENERGY		50,921,690
Financials - 1.9%
Banks - 1.9%
Bank of Montreal 4.338% 3/19/2030 (c)	6,559,000	6,481,103
Bank of Montreal 4.439% 1/14/2032 (c)	2,000,000	1,941,374
Bank of Montreal 4.879% 6/2/2032 (c)	8,300,000	8,183,324
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	11,564,000	11,383,247
Bank of Nova Scotia/The 5.13% 2/14/2031 (c)	9,890,000	9,892,438
Canadian Imperial Bank of Commerce 5.051% 6/16/2032 (c)	9,429,000	9,346,134
Royal Bank of Canada 4.4% 4/17/2030 (c)	5,000,000	4,930,433
Royal Bank of Canada 4.95% 8/5/2032 (c)	10,760,000	10,640,971
Royal Bank of Canada 5.153% 2/4/2031 (c)	9,600,000	9,624,023
Toronto Dominion Bank 4.783% 12/17/2029	4,185,000	4,180,399
TOTAL FINANCIALS		76,603,446
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 2/15/2028 (j)	445,000	435,782
Materials - 0.2%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027	705,000	704,825
Nutrien Ltd 4.9% 3/27/2028	8,000,000	8,018,062
		8,722,887
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (j)	245,000	248,805
TOTAL MATERIALS		8,971,692
TOTAL CANADA		150,279,779
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (e)(j)	485,000	135,659
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (j)	820,952	776,990
TOTAL COLOMBIA		912,649
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (j)	360,000	362,311
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 4.662% 3/27/2029 (c)(j)	9,400,000	9,385,073
Danske Bank A/S 5.019% 3/4/2031 (c)(j)	3,100,000	3,083,045

TOTAL DENMARK		12,468,118
FRANCE - 1.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA 6.875% 10/15/2030 (j)	152,439	149,299
Altice France SA 6.875% 7/15/2032 (j)	2,181,379	2,138,858
Orange SA 4% 1/13/2029 (j)	2,830,000	2,778,656
Orange SA 4.25% 1/13/2031 (j)	7,353,000	7,084,484
TOTAL COMMUNICATION SERVICES		12,151,297
Energy - 0.0%
Energy Equipment & Services - 0.0%
Viridien 10% 10/15/2030 (j)	250,000	263,702
Financials - 1.2%
Banks - 1.2%
Banque Federative du Credit Mutuel SA 4.786% 7/9/2029 (j)	6,543,000	6,491,839
BNP Paribas SA 4.792% 5/9/2029 (c)(j)	7,300,000	7,278,887
BPCE SA 2.045% 10/19/2027 (c)(j)	6,865,000	6,841,425
BPCE SA 5.716% 1/18/2030 (c)(j)	3,100,000	3,138,633
BPCE SA 6.714% 10/19/2029 (c)(j)	2,900,000	2,996,402
Societe Generale SA 5.249% 5/22/2029 (c)(j)	9,150,000	9,177,938
Societe Generale SA 5.5% 4/13/2029 (c)(j)	9,096,000	9,155,227
TOTAL FINANCIALS		45,080,351
TOTAL FRANCE		57,495,350
GERMANY - 2.5%
Consumer Discretionary - 0.9%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (j)	265,000	267,100
ZF North America Capital Inc 7.5% 3/24/2031 (j)	260,000	266,634
		533,734
Automobiles - 0.9%
BMW US Capital LLC 4.3% 3/17/2028 (j)	9,410,000	9,349,006
BMW US Capital LLC 5.05% 3/21/2030 (j)	3,900,000	3,891,447
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (j)	8,000,000	7,965,362
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (j)	3,900,000	3,873,599
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (j)	11,200,000	11,136,402
		36,215,816
TOTAL CONSUMER DISCRETIONARY		36,749,550
Financials - 1.1%
Capital Markets - 1.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	7,028,000	6,993,342
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)	9,110,000	8,848,795
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	15,030,000	14,805,941
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	7,000,000	7,167,471
TOTAL FINANCIALS		37,815,549
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (j)	6,200,000	6,117,612
Bayer US Finance LLC 6.125% 11/21/2026 (j)	3,000,000	3,006,478
TOTAL HEALTH CARE		9,124,090
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 2% 12/14/2026 (j)	5,000,000	4,968,062
Daimler Truck Finance North America LLC 2.375% 12/14/2028 (j)	6,000,000	5,683,173
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (j)	1,704,000	1,709,513
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (j)	1,437,000	1,445,824
TOTAL INDUSTRIALS		13,806,572
TOTAL GERMANY		97,495,761
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (j)	1,700,000	1,690,446
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)	1,150,000	1,169,483
IRELAND - 1.6%
Financials - 1.1%
Banks - 0.3%
Bank of Ireland Group PLC 4.997% 11/12/2032 (c)(j)	2,711,000	2,663,343
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(j)	8,831,000	8,952,440
		11,615,783
Consumer Finance - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,102,000	2,095,808
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	11,126,000	10,916,626
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	5,778,000	5,608,951
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,528,447
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	3,836,000	3,875,974
		28,025,806
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (j)	985,000	988,972
TOTAL FINANCIALS		40,630,561
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (j)	1,756,000	1,708,096
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (j)	150,000	143,305
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (j)	3,331,000	3,335,811
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (j)	5,853,000	5,864,780
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (j)	4,700,000	4,767,476
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (j)	4,950,000	5,015,403
TOTAL INDUSTRIALS		20,834,871
TOTAL IRELAND		61,465,432
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (j)(n)	130,000	129,181
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	635,000	644,686
TOTAL ISRAEL		773,867
ITALY - 0.7%
Financials - 0.3%
Banks - 0.3%
Intesa Sanpaolo SpA 4% 9/23/2029 (j)	4,500,000	4,369,407
Intesa Sanpaolo SpA 5% 6/29/2030 (c)(j)	6,984,000	6,945,156
TOTAL FINANCIALS		11,314,563
Utilities - 0.4%
Electric Utilities - 0.4%
ENEL Finance International NV 4.375% 9/30/2030 (j)	5,152,000	5,010,010
ENEL Finance International NV 5.125% 6/26/2029 (j)	11,200,000	11,270,639
TOTAL UTILITIES		16,280,649
TOTAL ITALY		27,595,212
JAPAN - 1.2%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
NTT Finance Corp 1.591% 4/3/2028 (j)	10,000,000	9,508,056
NTT Finance Corp 4.567% 7/16/2027 (j)	311,000	311,065
NTT Finance Corp 4.62% 7/16/2028 (j)	314,000	312,573
NTT Finance Corp 4.8279% 11/1/2029 (j)	7,100,000	7,055,026
NTT Finance Corp 4.876% 7/16/2030 (j)	8,800,000	8,689,171
TOTAL COMMUNICATION SERVICES		25,875,891
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (j)	2,993,000	3,001,007
Japan Tobacco Inc 5.25% 6/15/2030 (j)	2,486,000	2,509,368
TOTAL CONSUMER STAPLES		5,510,375
Financials - 0.5%
Banks - 0.5%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)	3,924,000	3,889,140
Mitsubishi UFJ Financial Group Inc 4.98% 7/24/2030 (c)	1,342,000	1,341,073
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	11,864,000	11,694,109
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (c)	1,091,000	1,074,896
TOTAL FINANCIALS		17,999,218
TOTAL JAPAN		49,385,484
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (j)	115,000	69,933
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (j)	760,000	740,150
TOTAL COMMUNICATION SERVICES		810,083
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (j)	255,000	271,520
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (j)	110,000	96,760
TOTAL LUXEMBOURG		1,178,363
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (j)	150,000	151,713
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 6.7% 2/16/2032	12,250,000	12,317,375
NETHERLANDS - 0.6%
Consumer Staples - 0.3%
Food Products - 0.3%
JDE Peet's NV 1.375% 1/15/2027 (j)	10,440,000	10,312,800
Financials - 0.2%
Banks - 0.2%
ING Groep NV 5.335% 3/19/2030 (c)	9,464,000	9,555,466
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	4,845,000	4,795,533
TOTAL NETHERLANDS		24,663,799
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (j)	685,000	682,103
IHS Holding Ltd 7.875% 5/29/2030 (j)	185,000	189,743

TOTAL NIGERIA		871,846
NORWAY - 0.3%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (j)	720,000	755,407
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 4.384% 11/4/2031 (c)(j)	9,800,000	9,501,566
TOTAL NORWAY		10,256,973
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (j)	520,000	512,481
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (j)	290,000	293,074
TOTAL PANAMA		805,555
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (j)	345,000	355,919
SAUDI ARABIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Avilease Capital Ltd 5.5% 6/30/2031 (j)	1,920,000	1,913,722
SPAIN - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco Santander SA 1.722% 9/14/2027 (c)	5,000,000	4,995,044
Banco Santander SA 5.005% 8/25/2030 (c)	5,800,000	5,780,641
Banco Santander SA 5.365% 7/15/2028 (c)	4,000,000	4,023,718

TOTAL SPAIN		14,799,403
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.194% 4/1/2031 (c)(j)	3,900,000	3,779,247
UBS Group AG 6.246% 9/22/2029 (c)(j)	2,900,000	2,974,174
TOTAL FINANCIALS		6,753,421
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (j)(m)	125,000	127,634
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 5.625% 10/15/2028 (j)	380,000	372,544
TOTAL SWITZERLAND		7,253,599
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (j)	200,000	202,378
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (j)	535,000	548,134

TOTAL TANZANIA		750,512
UNITED KINGDOM - 4.8%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (j)	315,000	320,446
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (j)	905,000	908,467
TOTAL CONSUMER DISCRETIONARY		1,228,913
Consumer Staples - 0.7%
Tobacco - 0.7%
BAT Capital Corp 4.906% 4/2/2030	4,800,000	4,780,324
BAT International Finance PLC 5.931% 2/2/2029	5,000,000	5,125,508
Imperial Brands Finance PLC 4.5% 6/30/2028 (j)	2,134,000	2,122,194
Imperial Brands Finance PLC 5.5% 2/1/2030 (j)	14,200,000	14,350,947
TOTAL CONSUMER STAPLES		26,378,973
Financials - 4.0%
Banks - 3.6%
Barclays PLC 4.219% 5/24/2030 (c)	2,159,000	2,109,288
Barclays PLC 4.476% 11/11/2029 (c)	11,300,000	11,174,837
Barclays PLC 4.972% 5/16/2029 (c)	5,900,000	5,901,513
Barclays PLC 5.367% 2/25/2031 (c)	5,200,000	5,219,814
Barclays PLC 5.69% 3/12/2030 (c)	4,721,000	4,792,146
Barclays PLC 7.385% 11/2/2028 (c)	3,600,000	3,701,460
HSBC Holdings PLC 4.711% 5/12/2030 (c)	4,750,000	4,702,475
HSBC Holdings PLC 4.899% 3/3/2029 (c)	9,152,000	9,165,763
HSBC Holdings PLC 5.21% 8/11/2028 (c)	4,327,000	4,347,999
HSBC Holdings PLC 5.24% 5/13/2031 (c)	7,250,000	7,260,567
HSBC Holdings PLC 5.243% 8/14/2032 (c)	9,364,000	9,303,923
HSBC Holdings PLC 5.546% 3/4/2030 (c)	8,900,000	9,008,295
HSBC Holdings PLC 5.597% 5/17/2028 (c)	2,082,000	2,095,328
HSBC Holdings PLC 7.39% 11/3/2028 (c)	6,900,000	7,110,190
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	4,000,000	3,949,484
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	3,954,000	3,955,405
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	1,122,000	1,126,923
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	3,667,000	3,727,931
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	6,620,000	6,726,926
NatWest Group PLC 4.964% 8/15/2030 (c)	13,500,000	13,483,906
NatWest Group PLC 5.115% 5/23/2031 (c)	2,900,000	2,893,769
NatWest Markets PLC 4.789% 3/21/2028 (j)	6,000,000	6,013,105
Standard Chartered PLC 4.299% 1/13/2030 (c)(j)	9,135,000	8,977,694
Standard Chartered PLC 5.005% 10/15/2030 (c)(j)	3,100,000	3,089,269
		139,838,010
Financial Services - 0.4%
Nationwide Building Society 3.96% 7/18/2030 (c)(j)	4,100,000	3,975,877
Nationwide Building Society 4.302% 3/8/2029 (c)(j)	3,500,000	3,475,184
Nationwide Building Society 6.557% 10/18/2027 (c)(j)	5,800,000	5,815,457
		13,266,518
TOTAL FINANCIALS		153,104,528
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems Finance Inc 7.5% 7/1/2027 (j)	4,000,000	4,099,025
BAE Systems PLC 5.125% 3/26/2029 (j)	1,551,000	1,564,542
TOTAL INDUSTRIALS		5,663,567
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)	1,145,000	1,124,970
TOTAL UNITED KINGDOM		187,500,951
UNITED STATES - 48.6%
Communication Services - 3.1%
Diversified Telecommunication Services - 1.4%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (j)(m)	805,000	773,381
APLD ComputeCo 3 LLC 7% 6/15/2031 (j)	1,190,000	1,145,734
APLD ComputeCo LLC 9.25% 12/15/2030 (j)(m)	2,200,000	2,320,487
AT&T Inc 1.65% 2/1/2028	12,588,000	12,071,635
AT&T Inc 4.4% 4/30/2031	9,080,000	8,828,120
AT&T Inc 4.7% 8/15/2030	2,877,000	2,845,577
Black Pearl Compute LLC 6.125% 2/15/2031 (j)(m)	352,000	352,226
Cipher Compute LLC 7.125% 11/15/2030 (j)(m)	305,000	308,780
Core Scientific Finance I LLC 7.75% 5/15/2031 (j)	2,400,000	2,328,678
Edged Compute LLC 7.5% 4/30/2031 (j)	1,850,000	1,754,961
ELK Grove Village Property LLC 7.5% 6/15/2031 (j)(m)	510,000	491,086
Flash Compute LLC 7.25% 12/31/2030 (j)(m)	955,000	959,953
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (j)	1,955,000	1,936,286
Level 3 Financing Inc 7% 3/31/2034 (j)	170,000	173,889
Meridian Arc Holdco LLC 6.25% 4/30/2031 (j)	2,485,000	2,362,593
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (j)	3,030,000	2,808,714
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (j)	2,897,000	2,855,585
Space Exploration Technologies Corp 5.35% 7/15/2031 (j)	5,026,000	4,912,663
Space Exploration Technologies Corp 5.65% 7/15/2033 (j)	495,000	477,545
Stingray Compute LLC 6% 6/15/2031 (j)	375,000	365,145
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (j)	995,000	913,414
Uniti Services LLC 7.5% 10/15/2033 (j)	60,000	61,949
WULF Compute LLC 7.75% 10/15/2030 (j)(m)	1,510,000	1,569,043
Yondr JK 1 LLC 6.875% 6/30/2031 (j)(m)	1,790,000	1,677,007
Zenith Arc LLC 8.875% 8/31/2031 (j)	1,525,000	1,471,550
		55,766,001
Entertainment - 0.1%
AP Core Holdings II LLC 11% 5/15/2031 (j)	440,000	462,885
Live Nation Entertainment Inc 4.75% 10/15/2027 (j)	1,550,000	1,541,962
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (j)	445,000	462,764
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (j)	275,000	291,864
ROBLOX Corp 3.875% 5/1/2030 (j)(m)	395,000	371,877
		3,131,352
Interactive Media & Services - 0.3%
Meta Platforms Inc 4.2% 11/15/2030	3,378,000	3,274,069
Meta Platforms Inc 4.55% 5/15/2031	9,800,000	9,577,241
		12,851,310
Media - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (j)	1,065,000	1,009,989
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (j)	505,000	504,349
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (j)	820,000	805,301
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (j)	1,160,000	1,132,582
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	12,330,000	11,446,469
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,919,688
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	4,303,000	4,267,190
Charter Communications Operating LLC / Charter Communications Operating Capital 6.05% 2/15/2032	5,198,000	5,203,692
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (j)	505,000	520,792
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (j)	150,000	158,092
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (j)	80,000	80,000
CSC Holdings LLC 4.125% 12/1/2030 (j)	125,000	65,932
CSC Holdings LLC 4.5% 11/15/2031 (j)	230,000	119,600
CSC Holdings LLC 5.5% 4/15/2027 (j)	240,000	138,300
Discovery Global Holdings Inc 3.755% 3/15/2027	2,385,000	2,369,975
EchoStar Corp 10.75% 11/30/2029	1,360,000	1,469,918
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	1,520,000	1,542,714
EW Scripps Co/The 9.875% 8/15/2030 (j)	1,925,000	1,736,196
Gray Media Inc 4.75% 10/15/2030 (j)	1,625,000	1,337,363
Univision Communications Inc 7.375% 6/30/2030 (j)(m)	470,000	471,764
Univision Communications Inc 8.5% 7/31/2031 (j)	290,000	292,267
Univision Communications Inc 8.875% 4/15/2033 (j)	175,000	172,964
		38,765,137
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.875% 4/15/2030	14,100,000	13,551,376
TOTAL COMMUNICATION SERVICES		124,065,176
Consumer Discretionary - 3.8%
Automobile Components - 0.1%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)	195,000	195,209
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (j)	510,000	519,542
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (j)	565,000	580,978
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (j)	1,200,000	1,217,224
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (j)	1,225,000	1,221,625
Patrick Industries Inc 6.375% 11/1/2032 (j)	565,000	564,144
		4,298,722
Automobiles - 1.7%
American Honda Finance Corp 4.55% 4/10/2028	1,458,000	1,453,171
General Motors Financial Co Inc 2.35% 2/26/2027	7,500,000	7,420,869
General Motors Financial Co Inc 4.2% 10/27/2028	2,709,000	2,672,406
General Motors Financial Co Inc 4.6% 1/8/2031	13,600,000	13,271,661
General Motors Financial Co Inc 5.8% 6/23/2028	7,500,000	7,609,444
General Motors Financial Co Inc 6% 1/9/2028	7,900,000	8,013,836
Hyundai Capital America 4.6% 4/6/2028 (j)	7,850,000	7,821,605
Hyundai Capital America 4.75% 6/18/2029 (j)	3,194,000	3,168,463
Hyundai Capital America 4.875% 6/23/2027 (j)	6,250,000	6,272,865
Hyundai Capital America 5.6% 3/30/2028 (j)	2,900,000	2,930,047
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (j)	505,000	471,746
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (j)	70,000	68,162
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (j)	190,000	186,952
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (j)	1,085,000	1,108,673
		62,469,900
Broadline Retail - 0.0%
Saks Global Enterprises LLC 11% (e)(f)(j)	155,247	387
Wayfair LLC 6.75% 11/15/2032 (j)	130,000	133,756
Wayfair LLC 7.25% 10/31/2029 (j)	585,000	604,265
Wayfair LLC 7.75% 9/15/2030 (j)	1,050,000	1,105,241
		1,843,649
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032	685,000	684,782
Sotheby's 8.25% 4/15/2031 (j)	1,205,000	1,220,138
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (j)	1,130,000	1,097,735
StoneMor Inc 8.5% 5/15/2029 (j)	845,000	842,596
TKC Holdings Inc 12% 2/15/2031 (j)	480,000	516,170
TKC Holdings Inc 8.5% 8/15/2030 (j)	765,000	797,169
		5,158,590
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp 4.75% 12/1/2027	475,000	473,686
Caesars Entertainment Inc 4.625% 10/15/2029 (j)(m)	525,000	503,856
Carnival Corp Ltd 5.125% 5/1/2029 (j)	265,000	263,650
Carnival Corp Ltd 5.75% 3/15/2030 (j)	735,000	739,324
Carnival Corp Ltd 5.75% 8/1/2032 (j)	125,000	123,703
Carnival Corp Ltd 5.875% 6/15/2031 (j)	1,525,000	1,530,217
Carnival Corp Ltd 6.125% 2/15/2033 (j)	455,000	456,102
Churchill Downs Inc 4.75% 1/15/2028 (j)	410,000	406,943
Churchill Downs Inc 6.75% 5/1/2031 (j)(m)	755,000	766,120
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (j)	2,205,000	2,158,376
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (j)	605,000	582,889
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (j)	680,000	677,364
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (j)	310,000	312,410
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (j)	715,000	696,632
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (j)	375,000	378,150
Life Time Inc 6% 11/15/2031 (j)	700,000	706,706
Lindblad Expeditions LLC 7% 9/15/2030 (j)	145,000	149,358
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)	125,000	105,485
NCL Corp Ltd 5.875% 1/15/2031 (j)	585,000	561,051
NCL Corp Ltd 6.25% 3/1/2030 (j)	140,000	139,932
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (j)	990,000	997,492
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (j)	210,000	210,316
Viking Cruises Ltd 9.125% 7/15/2031 (j)	465,000	487,865
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (j)	225,000	224,974
VOC Escrow Ltd 5% 2/15/2028 (j)	200,000	199,874
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (j)	325,000	325,149
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (j)	175,000	175,017
		14,352,641
Household Durables - 0.1%
Beazer Homes USA Inc 8% 1/15/2032 (j)	85,000	86,964
LGI Homes Inc 4% 7/15/2029 (j)(m)	645,000	603,262
LGI Homes Inc 7% 11/15/2032 (j)	565,000	558,699
LGI Homes Inc 8.75% 12/15/2028 (j)(m)	370,000	380,848
Risewell Homes Inc 8.5% 11/1/2030 (j)	310,000	314,843
Somnigroup International Inc 4% 4/15/2029 (j)	1,410,000	1,357,342
Whirlpool Corp 4.75% 2/26/2029	305,000	289,299
Whirlpool Corp 6.125% 6/15/2030	385,000	361,729
Whirlpool Corp 7.5% 7/1/2031 (j)	405,000	405,514
Whirlpool Corp 7.875% 7/1/2034 (j)	520,000	508,702
		4,867,202
Leisure Products - 0.5%
Brunswick Corp/DE 5.85% 3/18/2029	4,539,000	4,613,868
Hasbro Inc 4.65% 3/12/2031	9,665,000	9,459,966
Mattel Inc 5% 11/17/2030	7,013,000	6,931,329
		21,005,163
Specialty Retail - 0.9%
Advance Auto Parts Inc 5.95% 3/9/2028	6,525,000	6,580,105
Advance Auto Parts Inc 7% 8/1/2030 (j)(m)	180,000	184,049
AutoNation Inc 4.45% 1/15/2029	9,760,000	9,623,977
AutoZone Inc 5.125% 6/15/2030	9,375,000	9,407,669
AutoZone Inc 6.25% 11/1/2028	3,398,000	3,495,233
Group 1 Automotive Inc 6.375% 1/15/2030 (j)	1,015,000	1,024,096
LBM Acquisition LLC 6.25% 1/15/2029 (j)	145,000	91,566
LBM Acquisition LLC 9.5% 6/15/2031 (j)	500,000	411,221
Michaels Cos Inc/The 8.5% 3/15/2033 (j)	750,000	742,454
O'Reilly Automotive Inc 5.75% 11/20/2026	1,697,000	1,699,927
Park River Holdings Inc 8% 3/15/2031 (j)	95,000	95,508
Staples Inc 10.75% 9/1/2029 (j)(m)	1,570,000	1,508,341
Wand NewCo 3 Inc 7.625% 1/30/2032 (j)	215,000	218,886
White Cap Supply Holdings LLC 7.375% 11/15/2030 (j)	250,000	253,853
		35,336,885
TOTAL CONSUMER DISCRETIONARY		149,332,752
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (j)	620,000	589,247
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (j)	345,000	334,242
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (j)	935,000	941,403
Albertsons Cos Inc 5.625% 3/31/2032 (j)	75,000	72,183
C&S Group Enterprises LLC 5% 12/15/2028 (j)	80,000	74,255
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (j)	115,000	117,502
Mars Inc 4.6% 3/1/2028 (j)	4,141,000	4,139,313
Mars Inc 4.8% 3/1/2030 (j)	1,360,000	1,353,098
Performance Food Group Inc 6.125% 9/15/2032 (j)	535,000	536,111
US Foods Inc 4.75% 2/15/2029 (j)	790,000	779,535
US Foods Inc 5.75% 4/15/2033 (j)	290,000	288,623
		9,225,512
Food Products - 0.5%
Bunge Ltd Finance Corp 4.1% 1/7/2028	2,685,000	2,665,877
Bunge Ltd Finance Corp 4.55% 8/4/2030	4,900,000	4,812,226
Conagra Brands Inc 4.85% 11/1/2028	7,452,000	7,421,124
Conagra Brands Inc 5.4% 8/1/2031	449,000	447,472
Fiesta Purchaser Inc 7.875% 3/1/2031 (j)	325,000	329,002
Fiesta Purchaser Inc 9.625% 9/15/2032 (j)	670,000	655,937
Post Holdings Inc 4.625% 4/15/2030 (j)	550,000	529,976
Post Holdings Inc 6.375% 3/1/2033 (j)	230,000	226,001
		17,087,615
Tobacco - 0.3%
Philip Morris International Inc 4.125% 4/28/2028	7,300,000	7,238,281
Philip Morris International Inc 4.875% 2/13/2029	6,400,000	6,419,031
		13,657,312
TOTAL CONSUMER STAPLES		39,970,439
Energy - 3.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (j)	195,000	198,594
Kodiak Gas Services LLC 5.875% 4/1/2031 (j)	270,000	269,215
SESI LLC 7.875% 9/30/2030 (j)	1,150,000	1,179,437
Transocean International Ltd 7.875% 10/15/2032 (j)	75,000	78,757
Transocean International Ltd 8.25% 5/15/2029 (j)	825,000	857,477
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (j)	290,000	287,513
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (j)	240,000	245,907
Valaris Ltd 8.375% 4/30/2030 (j)	300,000	311,940
WBI Operating LLC 6.25% 10/15/2030 (j)	1,115,000	1,120,957
		4,549,797
Oil, Gas & Consumable Fuels - 3.4%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (j)	260,000	269,773
Buckeye Partners LP 4.125% 12/1/2027	255,000	251,196
Cheniere Energy Inc 4.625% 10/15/2028	745,000	740,923
CNX Midstream Partners LP 4.75% 4/15/2030 (j)	1,135,000	1,092,857
CNX Resources Corp 7.25% 3/1/2032 (j)	445,000	458,052
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (j)	3,100,000	3,189,144
Comstock Resources Inc 5.875% 1/15/2030 (j)(m)	700,000	671,976
Comstock Resources Inc 6.75% 3/1/2029 (j)	945,000	937,249
CVR Energy Inc 7.5% 2/15/2031 (j)	1,195,000	1,231,297
DBR Land Holdings LLC 6.25% 12/1/2030 (j)	315,000	320,733
DCP Midstream Operating LP 5.125% 5/15/2029	7,900,000	7,940,612
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (j)	694,000	718,408
Diamondback Energy Inc 5.2% 4/18/2027	5,172,000	5,194,983
Energy Transfer LP 4.55% 1/15/2031	11,274,000	11,020,311
Energy Transfer LP 5.25% 7/1/2029	515,000	520,019
Energy Transfer LP 6.5% 2/15/2056 (c)	680,000	682,534
Energy Transfer LP 6.55% 1/15/2057 (c)	1,105,000	1,098,065
EQT Corp 3.625% 5/15/2031 (j)	5,400,000	5,027,648
EQT Corp 5.7% 4/1/2028	4,000,000	4,054,009
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	240,000	241,118
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (j)(m)	85,000	87,412
Harvest Midstream I LP 7.5% 5/15/2032 (j)	565,000	586,368
Hess Midstream Operations LP 4.25% 2/15/2030 (j)	495,000	476,402
Hess Midstream Operations LP 5.875% 3/1/2028 (j)	565,000	570,126
Hess Midstream Operations LP 6.5% 6/1/2029 (j)	995,000	1,014,113
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (j)	240,000	247,809
Kinetik Holdings LP 6.625% 12/15/2028 (j)	1,170,000	1,190,885
Matador Resources Co 6.5% 4/15/2032 (j)	300,000	303,133
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (j)	600,000	608,483
Northern Oil & Gas Inc 7.5% 9/1/2034 (j)	95,000	95,748
Northern Oil & Gas Inc 7.875% 10/15/2033 (j)(m)	630,000	648,112
Northern Oil & Gas Inc 8.75% 6/15/2031 (j)(m)	555,000	578,252
Occidental Petroleum Corp 6.625% 9/1/2030	4,936,000	5,177,736
ONEOK Inc 4.25% 9/24/2027	458,000	456,753
ONEOK Inc 4.4% 10/15/2029	479,000	471,284
ONEOK Inc 6.5% 9/1/2030 (j)	5,247,000	5,461,591
Par Petroleum LLC 7.375% 6/1/2034 (j)	335,000	347,625
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (j)(m)	905,000	937,913
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (j)(m)	595,000	635,446
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	5,242,000	5,021,950
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	11,774,000	11,219,063
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	4,000,000	3,926,121
Prairie Acquiror LP 9% 8/1/2029 (j)	1,770,000	1,829,725
Rio Grande LNG LLC 5.25% 6/30/2031 (j)	557,000	550,525
Rockies Express Pipeline LLC 6.75% 3/15/2033 (j)	190,000	193,779
SM Energy Co 6.625% 1/15/2027	400,000	400,022
Summit Midstream Holdings LLC 8.625% 10/31/2029 (j)	125,000	130,253
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	315,000	315,599
Sunoco LP 5.375% 7/15/2031 (j)(m)	765,000	754,603
Sunoco LP 5.625% 3/15/2031 (j)	1,515,000	1,504,712
Sunoco LP 6.625% 8/15/2032 (j)	540,000	548,734
Targa Resources Corp 4.9% 9/15/2030	9,625,000	9,552,674
Targa Resources Corp 6.15% 3/1/2029	7,061,000	7,260,484
Venture Global LNG Inc 7% 1/15/2030 (j)	390,000	401,393
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (j)	605,000	617,691
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (j)(m)	195,000	201,651
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (j)	225,000	244,398
Western Gas Partners LP 4.05% 2/1/2030 (i)	4,100,000	3,955,255
Western Gas Partners LP 4.8% 3/1/2031	4,047,000	3,971,765
Western Gas Partners LP 6.35% 1/15/2029	7,390,000	7,613,087
Williams Cos Inc/The 4.625% 6/30/2030	4,288,000	4,218,518
Williams Cos Inc/The 4.8% 11/15/2029	2,339,000	2,332,529
		132,320,629
TOTAL ENERGY		136,870,426
Financials - 22.5%
Banks - 8.8%
Bank of America Corp 3.194% 7/23/2030 (c)	10,700,000	10,194,635
Bank of America Corp 4.271% 7/23/2029 (c)	16,642,000	16,482,238
Bank of America Corp 4.623% 5/9/2029 (c)	7,300,000	7,284,153
Bank of America Corp 5.202% 4/25/2029 (c)	10,500,000	10,569,765
Bank of America Corp 5.819% 9/15/2029 (c)	15,100,000	15,381,820
Citigroup Inc 3.98% 3/20/2030 (c)	4,400,000	4,296,916
Citigroup Inc 4.075% 4/23/2029 (c)	10,879,000	10,759,344
Citigroup Inc 4.786% 3/4/2029 (c)	11,300,000	11,298,058
Citigroup Inc 5.174% 2/13/2030 (c)	17,400,000	17,483,048
Citizens Financial Group Inc 5.253% 3/5/2031 (c)	4,800,000	4,801,818
Fifth Third Bancorp U.S. SOFR Index + 2.155%, 5.982% 1/30/2030 (c)(d)(j)	5,650,000	5,768,009
First-Citizens Bank & Trust Co 5.097% 7/13/2029 (c)	8,503,000	8,483,747
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	9,370,000	9,339,533
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (c)	11,600,000	11,628,649
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,000,000	5,119,345
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	3,000,000	2,752,716
JPMorgan Chase & Co 4.408% 4/23/2030 (c)	12,600,000	12,430,288
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	10,000,000	9,889,822
JPMorgan Chase & Co 4.864% 7/23/2030 (c)	9,011,000	8,984,069
JPMorgan Chase & Co 4.915% 1/24/2029 (c)	5,300,000	5,320,509
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	21,400,000	21,414,455
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	1,642,000	1,643,421
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	8,100,000	8,054,068
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	7,560,000	7,553,717
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)	6,400,000	6,435,547
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	9,291,000	9,418,346
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)	8,341,000	8,308,176
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	2,768,000	2,744,998
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	3,664,000	3,742,470
Truist Financial Corp 4.873% 1/26/2029 (c)	4,000,000	4,003,033
Truist Financial Corp 5.071% 5/20/2031 (c)	12,288,000	12,254,880
Truist Financial Corp 7.161% 10/30/2029 (c)	12,460,000	13,022,066
US Bancorp 4.653% 2/1/2029 (c)	2,000,000	1,997,368
US Bancorp 5.083% 5/15/2031 (c)	11,000,000	10,995,151
Wells Fargo & Co 4.078% 9/15/2029 (c)	7,800,000	7,684,670
Wells Fargo & Co 4.182% 1/23/2030 (c)	5,600,000	5,508,783
Wells Fargo & Co 4.97% 4/23/2029 (c)	5,300,000	5,318,201
Wells Fargo & Co 5.244% 1/24/2031 (c)	17,292,000	17,385,760
Wells Fargo & Co 6.303% 10/23/2029 (c)	9,200,000	9,466,855
		345,220,447
Capital Markets - 6.2%
Ares Capital Corp 5.55% 1/15/2030	5,287,000	5,235,114
Ares Strategic Income Fund 4.85% 1/15/2029	7,791,000	7,653,406
Ares Strategic Income Fund 5.45% 9/9/2028	10,976,000	10,934,582
Ares Strategic Income Fund 5.7% 3/15/2028	8,600,000	8,622,958
Athene Global Funding 1.73% 10/2/2026 (j)	5,000,000	4,988,562
Athene Global Funding 4.721% 10/8/2029 (j)	8,300,000	8,148,876
Athene Global Funding 5.133% 6/1/2029 (j)	5,171,000	5,153,932
Athene Global Funding 5.38% 1/7/2030 (j)	1,463,000	1,456,664
Athene Global Funding 5.516% 3/25/2027 (j)	7,000,000	7,034,350
Athene Global Funding 5.583% 1/9/2029 (j)	3,900,000	3,923,632
Bank of New York Mellon Corp/The 6.15% (c)(l)(m)	865,000	862,364
Broadstreet Partners Group LLC 5.875% 4/15/2029 (j)	560,000	552,093
Equitable America Global Funding 4.65% 6/9/2028 (j)	9,775,000	9,732,197
Equitable America Global Funding 4.95% 6/9/2030 (j)	3,483,000	3,445,890
Focus Financial Partners LLC 6.75% 9/15/2031 (j)	490,000	487,442
Focus Financial Partners LLC 7.25% 9/15/2031 (j)	550,000	556,141
FS KKR Capital Corp 7.5% 8/1/2031	535,000	544,831
GA Global Funding Trust 4.5% 9/18/2030 (j)	3,500,000	3,353,769
GA Global Funding Trust 5.4% 1/13/2030 (j)	9,808,000	9,749,204
Goldman Sachs Bank USA 4.656% 6/3/2029 (c)	10,000,000	9,968,456
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	11,500,000	11,385,462
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	3,328,000	3,223,762
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	10,839,000	11,171,203
Hightower Holding LLC 6.75% 4/15/2029 (j)	445,000	440,550
HPS Corporate Lending Fund 4.9% 9/11/2028	7,437,000	7,313,198
HPS Corporate Lending Fund 5.15% 4/2/2029 (j)	9,407,000	9,182,716
HPS Corporate Lending Fund 6.25% 9/30/2029	5,000,000	5,055,333
Jane Street Group / JSG Finance Inc 7.294% 8/13/2031 (j)	1,830,000	1,871,175
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)	1,475,000	1,428,580
LPL Holdings Inc 4.9% 4/3/2028	8,265,000	8,257,246
Morgan Stanley 4.133% 10/18/2029 (c)	6,660,000	6,553,414
Morgan Stanley 4.238% 1/9/2030 (c)	8,200,000	8,063,742
Morgan Stanley 4.809% 4/16/2032 (c)	818,000	800,885
Morgan Stanley 4.868% 7/12/2029 (c)	7,580,000	7,580,725
Morgan Stanley 4.994% 4/12/2029 (c)	3,914,000	3,926,761
Morgan Stanley 5.042% 7/19/2030 (c)	11,500,000	11,515,686
Morgan Stanley 5.164% 4/20/2029 (c)	9,860,000	9,923,986
Morgan Stanley 5.17% 7/14/2032 (c)	795,000	789,074
Morgan Stanley 6.407% 11/1/2029 (c)	10,800,000	11,128,258
Nuveen LLC 5.55% 1/15/2030 (j)	984,000	990,966
Sammons Financial Group Global Funding 4.8% 12/12/2030 (j)	12,710,000	12,357,422
Sammons Financial Group Global Funding 5.05% 1/10/2028 (j)	4,131,000	4,127,970
Sammons Financial Group Global Funding 5.1% 12/10/2029 (j)	6,865,000	6,812,030
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (j)	525,000	543,379
		246,847,986
Consumer Finance - 2.2%
American Express Co 5.085% 1/30/2031 (c)	5,697,000	5,713,055
Capital One Financial Corp 1.878% 11/2/2027 (c)	7,000,000	6,967,157
Capital One Financial Corp 5.468% 2/1/2029 (c)	9,443,000	9,524,350
Capital One Financial Corp 5.7% 2/1/2030 (c)	9,650,000	9,797,355
Capital One Financial Corp 7.149% 10/29/2027 (c)	5,000,000	5,019,896
Ford Motor Credit Co LLC 4.97% 4/6/2029	9,185,000	9,087,068
Ford Motor Credit Co LLC 5.303% 9/6/2029	7,250,000	7,227,174
Ford Motor Credit Co LLC 5.42% 4/9/2031	665,000	655,701
Ford Motor Credit Co LLC 5.431% 8/13/2029	2,711,000	2,710,403
Ford Motor Credit Co LLC 5.73% 9/5/2030	810,000	809,609
Ford Motor Credit Co LLC 5.85% 5/17/2027	4,000,000	4,024,729
Ford Motor Credit Co LLC 5.875% 11/7/2029	13,200,000	13,324,671
OneMain Finance Corp 3.5% 1/15/2027	655,000	651,255
OneMain Finance Corp 6.125% 5/15/2030	615,000	612,164
OneMain Finance Corp 6.75% 3/15/2032	75,000	75,136
OneMain Finance Corp 7.5% 5/15/2031	665,000	682,961
PRA Group Inc 8.875% 1/31/2030 (j)	325,000	337,381
Stellantis Financial Services US Corp 4.95% 9/15/2028 (j)	7,281,000	7,218,668
Stellantis Financial Services US Corp 5.4% 6/15/2029 (j)	2,337,000	2,308,426
Synchrony Financial 5.45% 10/15/2030 (c)	876,000	875,313
		87,622,472
Financial Services - 1.4%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (j)	6,290,000	6,206,325
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (j)	6,585,000	6,569,778
Block Inc 5.625% 8/15/2030 (j)	600,000	600,875
Block Inc 6% 8/15/2033 (j)	150,000	149,727
Block Inc 6.5% 5/15/2032	450,000	456,891
CNH Industrial Capital LLC 4.5% 10/8/2027	5,320,000	5,314,226
CNH Industrial Capital LLC 4.55% 4/10/2028	3,500,000	3,483,635
CNH Industrial Capital LLC 4.75% 3/21/2028	3,820,000	3,815,077
CNH Industrial Capital LLC 5.1% 4/20/2029	5,900,000	5,915,422
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (j)	1,505,000	1,437,306
Corebridge Financial Inc 3.65% 4/5/2027	3,345,000	3,327,978
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (j)	335,000	326,092
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (j)	160,000	153,245
CrossCountry Intermediate HoldCo LLC 7.75% 8/15/2031 (j)	710,000	710,880
Global Payments Inc 4.5% 11/15/2028	8,521,000	8,402,628
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (j)	970,000	939,932
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,995,000	1,980,630
Jackson Financial Inc 5.17% 6/8/2027	1,397,000	1,401,696
Rocket Cos Inc 6.125% 8/1/2030 (j)	630,000	638,380
Rocket Cos Inc 6.125% 8/1/2031 (j)	600,000	607,593
Rocket Cos Inc 6.5% 8/1/2029 (j)	420,000	426,633
UWM Holdings LLC 6.25% 3/15/2031 (j)	570,000	508,805
UWM Holdings LLC 6.625% 2/1/2030 (j)	655,000	612,998
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (j)	505,000	527,562
		54,514,314
Insurance - 3.8%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (j)	790,000	726,908
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (j)	285,000	260,001
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (j)	1,315,000	1,325,824
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (j)	175,000	177,765
American International Group Inc 4.85% 5/7/2030	7,000,000	6,975,917
AmWINS Group Inc 4.875% 6/30/2029 (j)	260,000	252,636
AmWINS Group Inc 6.375% 2/15/2029 (j)	360,000	363,418
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (j)	255,000	252,148
Athene Holding Ltd 6.875% 6/28/2055 (c)	745,000	697,472
Brown & Brown Inc 4.7% 6/23/2028	1,180,000	1,176,701
Brown & Brown Inc 4.9% 6/23/2030	5,414,000	5,352,850
Corebridge Global Funding 4.65% 8/20/2027 (j)	6,496,000	6,503,822
Corebridge Global Funding 4.9% 1/7/2028 (j)	2,298,000	2,303,764
CRC Insurance Group LLC 7.125% 6/1/2031 (j)	2,130,000	2,130,522
Equitable Financial Life Global Funding 1.4% 8/27/2027 (j)	15,000,000	14,549,938
Equitable Financial Life Global Funding 1.7% 11/12/2026 (j)	5,000,000	4,975,327
Equitable Financial Life Global Funding 5% 3/27/2030 (j)	6,900,000	6,849,532
Fortitude Group Holdings LLC 6.25% 4/1/2030 (j)	6,322,000	6,378,811
HUB International Ltd 7.375% 1/31/2032 (j)(m)	995,000	1,021,311
Jackson National Life Global Funding 4.6% 10/1/2029 (j)	4,963,000	4,882,954
Jackson National Life Global Funding 5.35% 1/13/2030 (j)	13,854,000	13,858,877
Lincoln Financial Global Funding 5.25% 8/13/2031 (j)	4,945,000	4,906,416
Lincoln Financial Global Funding 5.3% 1/13/2030 (j)	6,954,000	6,985,357
MassMutual Global Funding II 4% 1/22/2029 (j)	2,284,000	2,241,818
Principal Life Global Funding II 4.65% 5/18/2029 (j)	10,000,000	9,912,482
RGA Global Funding 4.35% 8/25/2028 (j)	5,350,000	5,294,089
RGA Global Funding 5.1% 5/26/2031 (j)	10,000,000	9,923,265
RGA Global Funding 5.448% 5/24/2029 (j)	4,558,000	4,618,178
Ryan Specialty LLC 5.875% 8/1/2032 (j)	725,000	717,232
Unum Group 4% 6/15/2029	4,787,000	4,665,024
USI Inc/NY 7.5% 1/15/2032 (j)	470,000	490,032
Western-Southern Global Funding 4.25% 1/29/2029 (j)	5,818,000	5,727,160
Western-Southern Global Funding 4.9% 5/1/2030 (j)	7,153,000	7,101,458
Willis North America Inc 4.5% 9/15/2028	5,000,000	4,963,609
		148,562,618
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp 8% 4/1/2029 (j)	170,000	172,339
Rithm Capital Corp 8.5% 6/1/2031 (j)	270,000	272,785
Starwood Property Trust Inc 5.25% 10/15/2028 (j)	780,000	774,651
Starwood Property Trust Inc 5.875% 8/15/2029 (j)	450,000	451,899
Starwood Property Trust Inc 6.125% 6/1/2031 (j)	110,000	110,232
Starwood Property Trust Inc 6.5% 7/1/2030 (j)	960,000	976,805
		2,758,711
TOTAL FINANCIALS		885,526,548
Health Care - 1.8%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	6,578,000	6,618,246
Health Care Equipment & Supplies - 0.6%
Alcon Finance Corp 2.75% 9/23/2026 (j)	4,038,000	4,033,694
Augusta SpinCo Corp 4.398% 3/23/2029	3,489,000	3,447,508
Avantor Funding Inc 3.875% 11/1/2029 (j)(m)	480,000	462,278
Avantor Funding Inc 4.625% 7/15/2028 (j)	625,000	619,758
Medline Borrower LP 3.875% 4/1/2029 (j)	4,085,000	3,955,584
Medline Borrower LP 5.25% 10/1/2029 (j)	1,030,000	1,024,070
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (j)	7,851,000	7,731,855
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (j)	294,000	298,695
Teleflex Inc 5.875% 1/15/2032 (j)	250,000	250,222
		21,823,664
Health Care Providers & Services - 1.0%
Acadia Healthcare Co Inc 5% 4/15/2029 (j)(m)	430,000	422,465
Accendra Health Inc 9.75% 6/15/2033 (j)	233,550	106,264
Centene Corp 2.45% 7/15/2028	4,360,000	4,153,597
Centene Corp 3.375% 2/15/2030	2,350,000	2,182,193
Centene Corp 4.625% 12/15/2029	765,000	745,756
Charlotte Buyer Inc 8% 6/30/2031 (j)	120,000	122,505
CHS/Community Health Systems Inc 5.25% 5/15/2030 (j)	225,000	210,072
CVS Health Corp 4.3% 3/25/2028	11,600,000	11,519,299
CVS Health Corp 5.125% 2/21/2030	4,800,000	4,816,288
CVS Health Corp 7% 3/10/2055 (c)	360,000	371,629
HCA Inc 5% 3/1/2028	2,439,000	2,447,492
Humana Inc 6.625% 9/15/2056 (c)	1,970,000	1,953,240
Icon Investments Six DAC 5.064% 8/13/2029 (j)	3,400,000	3,393,266
Icon Investments Six DAC 5.421% 8/13/2031 (j)	751,000	747,147
Molina Healthcare Inc 6.25% 1/15/2033 (j)	720,000	716,189
Molina Healthcare Inc 6.5% 2/15/2031 (j)	1,125,000	1,142,968
National Mentor Holdings Inc 10.5% 12/15/2030 (j)(m)	165,000	175,643
Surgery Center Holdings Inc 7.25% 4/15/2032 (j)	285,000	286,614
Tenet Healthcare Corp 5.125% 11/1/2027	2,360,000	2,359,657
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)(m)	1,605,000	1,573,279
		39,445,563
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (j)	1,510,000	1,509,759
IQVIA Inc 6.25% 6/1/2032 (j)	275,000	279,980
IQVIA Inc 6.5% 5/15/2030 (j)	960,000	978,545
		2,768,284
Pharmaceuticals - 0.0%
1261229 BC Ltd 10% 4/15/2032 (j)	855,000	890,042
Jazz Securities DAC 4.375% 1/15/2029 (j)	590,000	579,035
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (j)	470,000	465,300
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (j)	500,000	499,644
		2,434,021
TOTAL HEALTH CARE		73,089,778
Industrials - 2.8%
Aerospace & Defense - 0.6%
ATI Inc 5.875% 6/15/2033 (m)	185,000	186,642
Boeing Co 3.2% 3/1/2029	7,200,000	6,921,861
Boeing Co 5.04% 5/1/2027	2,300,000	2,305,429
Boeing Co 5.15% 5/1/2030	4,800,000	4,813,877
Boeing Co 6.259% 5/1/2027	418,000	422,459
BWX Technologies Inc 4.125% 4/15/2029 (j)	1,140,000	1,104,159
RTX Corp 5.75% 1/15/2029	1,205,000	1,232,842
TransDigm Inc 6.125% 7/31/2034 (j)(m)	300,000	296,542
TransDigm Inc 6.25% 1/31/2034 (j)	155,000	156,725
TransDigm Inc 6.375% 3/1/2029 (j)(m)	4,150,000	4,211,483
TransDigm Inc 6.75% 1/31/2034 (j)	380,000	386,042
		22,038,061
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (j)	480,000	495,057
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (j)	905,000	470,600
Cornerstone Building Brands Inc 9.5% 8/15/2029 (j)	270,000	138,135
JH North America Holdings Inc 5.875% 1/31/2031 (j)	735,000	739,699
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (j)	285,000	268,558
Standard Building Solutions Inc 6.5% 8/15/2032 (j)	285,000	286,500
		1,903,492
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (j)	420,000	429,801
Artera Services LLC 8.5% 2/15/2031 (j)	1,760,000	1,507,855
Brand Industrial Services Inc 10.375% 8/1/2030 (j)	595,000	520,743
CoreCivic Inc 8.25% 4/15/2029	455,000	472,277
GEO Group Inc/The 10.25% 4/15/2031	895,000	962,946
GEO Group Inc/The 8.625% 4/15/2029	365,000	379,514
GFL Environmental Inc 4% 8/1/2028 (j)	1,805,000	1,768,095
Madison IAQ LLC 4.125% 6/30/2028 (j)	860,000	847,044
Neptune Bidco US Inc 10.375% 5/15/2031 (j)	875,000	919,402
Neptune Bidco US Inc 9.29% 4/15/2029 (j)	1,390,000	1,423,677
Waste Pro USA Inc 7% 2/1/2033 (j)	210,000	214,389
Williams Scotsman Inc 6.625% 4/15/2030 (j)(m)	810,000	827,192
		10,272,935
Construction & Engineering - 0.0%
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)	1,305,000	1,298,485
Electrical Equipment - 0.3%
Trans-Allegheny Interstate Line Co 5% 1/15/2031 (j)	12,696,000	12,648,193
WESCO Distribution Inc 5.25% 4/15/2031 (j)	465,000	457,252
WESCO Distribution Inc 6.375% 3/15/2033 (j)(m)	245,000	248,775
		13,354,220
Ground Transportation - 0.2%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (j)	185,000	187,507
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (j)	120,000	123,283
Genesee & Wyoming Inc 6.25% 4/15/2032 (j)	515,000	518,809
Uber Technologies Inc 4.15% 1/15/2031	6,106,000	5,891,040
XPO Inc 6.25% 6/1/2028 (j)	710,000	715,153
		7,435,792
Machinery - 0.1%
Esab Corp 5.625% 4/1/2031 (j)	340,000	336,930
Esab Corp 6.25% 4/15/2029 (j)	385,000	389,439
Ingersoll Rand Inc 5.176% 6/15/2029	4,200,000	4,246,530
		4,972,899
Passenger Airlines - 0.1%
Allegiant Travel Co 7.125% 7/1/2031 (j)	290,000	292,646
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	2,117,011	2,069,397
American Airlines Inc 7.25% 2/15/2028 (j)(m)	245,000	247,317
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	1,205,699	1,181,150
United Airlines Holdings Inc 5.375% 3/1/2031 (m)	1,315,000	1,302,384
		5,092,894
Professional Services - 0.7%
Amentum Holdings Inc 7.25% 8/1/2032 (j)	600,000	618,538
Leidos Inc 4.1% 3/15/2029	2,149,000	2,106,333
Paychex Inc 5.1% 4/15/2030	11,597,000	11,601,410
TriNet Group Inc 7.125% 8/15/2031 (j)	995,000	1,015,829
Verisk Analytics Inc 4.45% 3/15/2031	7,859,000	7,608,453
		22,950,563
Trading Companies & Distributors - 0.5%
Aircastle Ltd 5.95% 2/15/2029 (j)	3,900,000	3,976,720
FTAI Aviation Investors LLC 7% 6/15/2032 (j)	235,000	240,899
FTAI Aviation Investors LLC 7.875% 12/1/2030 (j)(m)	665,000	694,244
Herc Holdings Inc 5.75% 3/15/2031 (j)	275,000	274,347
Herc Holdings Inc 7% 6/15/2030 (j)(m)	680,000	703,429
QXO Building Products Inc 6.5% 7/15/2031 (j)	220,000	222,485
QXO Building Products Inc 6.75% 4/30/2032 (j)	335,000	342,646
Sumisho Air Lease Corp 2.2% 1/15/2027	3,565,000	3,534,359
Sumisho Air Lease Corp 4.4% 3/24/2028 (j)	1,054,000	1,047,468
Sumisho Air Lease Corp 4.5% 3/24/2029 (j)	6,544,000	6,460,903
Sumisho Air Lease Corp 4.85% 3/24/2031 (j)	2,519,000	2,464,785
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (j)	115,000	120,810
United Rentals North America Inc 3.875% 11/15/2027	575,000	568,059
		20,651,154
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (j)	250,000	256,798
TOTAL INDUSTRIALS		110,722,350
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp 5.05% 4/5/2029	1,216,000	1,224,518
Coherent Corp 5% 12/15/2029 (j)	995,000	981,948
Dell International LLC / EMC Corp 5% 4/1/2030	11,705,000	11,680,578
Dell International LLC / EMC Corp 5.25% 2/1/2028	8,564,000	8,625,929
		22,512,973
IT Services - 0.1%
Ahead DB Holdings LLC 6.625% 5/1/2028 (j)	1,545,000	1,542,411
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)	440,000	418,900
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)	245,000	232,358
CoreWeave Inc 9% 2/1/2031 (j)	1,420,000	1,273,727
CoreWeave Inc 9.25% 6/1/2030 (j)	1,255,000	1,165,474
CoreWeave Inc 9.625% 7/15/2032 (j)(m)	240,000	211,757
CoreWeave Inc 9.75% 10/1/2031 (j)	1,110,000	992,589
Sabre GLBL Inc 11.125% 7/15/2030 (j)	205,000	201,669
		6,038,885
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 4.15% 11/15/2030	15,000,000	14,395,859
Broadcom Inc 4.6% 7/15/2030	4,000,000	3,917,649
Entegris Inc 4.75% 4/15/2029 (j)	1,725,000	1,698,880
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)	295,000	250,749
		20,263,137
Software - 0.9%
Cloud Software Group LLC 6.5% 3/31/2029 (j)	1,355,000	1,348,733
Cloud Software Group LLC 9% 9/30/2029 (j)	2,995,000	3,002,868
Elastic NV 4.125% 7/15/2029 (j)	875,000	842,254
Ellucian Holdings Inc 6.5% 12/1/2029 (j)	1,880,000	1,854,079
Oracle Corp 2.95% 4/1/2030	4,515,000	4,089,748
Oracle Corp 4.45% 9/26/2030	8,341,000	7,895,628
Oracle Corp 4.55% 2/4/2029	4,000,000	3,909,376
Oracle Corp 4.8% 9/26/2032 (m)	505,000	466,918
Oracle Corp 4.95% 2/4/2031 (m)	8,080,000	7,742,519
SS&C Technologies Inc 5.5% 9/30/2027 (j)	1,625,000	1,625,666
UKG Inc 6.875% 2/1/2031 (j)(m)	2,055,000	2,026,964
		34,804,753
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,177,000	2,172,873
Hewlett Packard Enterprise Co 4.6% 3/23/2029	3,200,000	3,177,882
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030	785,000	797,409
		6,148,164
TOTAL INFORMATION TECHNOLOGY		89,767,912
Materials - 0.7%
Chemicals - 0.3%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (j)	760,000	785,778
Celanese US Holdings LLC 6.5% 4/15/2030	300,000	305,694
Celanese US Holdings LLC 7% 2/15/2031 (m)	695,000	714,372
Chemours Co/The 4.625% 11/15/2029 (j)	435,000	411,245
Chemours Co/The 5.75% 11/15/2028 (j)	931,000	925,160
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (j)	5,238,000	5,191,056
LSB Industries Inc 6.25% 10/15/2028 (j)	435,000	434,123
Mativ Holdings Inc 8% 10/1/2029 (j)	575,000	589,088
Methanex US Operations Inc 6.25% 3/15/2032 (j)	125,000	126,566
Olin Corp 6.625% 4/1/2033 (j)	140,000	137,366
Olympus Water US Holding Corp 7.25% 2/15/2033 (j)(m)	350,000	350,410
Olympus Water US Holding Corp 7.25% 6/15/2031 (j)(m)	460,000	467,556
WR Grace Holdings LLC 5.625% 8/15/2029 (j)	840,000	799,066
WR Grace Holdings LLC 7% 8/1/2033 (j)	185,000	179,256
WR Grace Holdings LLC 7.375% 3/1/2031 (j)	410,000	410,590
		11,827,326
Construction Materials - 0.3%
Amrize Finance US LLC 4.7% 4/7/2028	1,401,000	1,400,386
CRH America Finance Inc 4.4% 2/9/2031	6,600,000	6,414,993
Quikrete Holdings Inc 6.375% 3/1/2032 (j)	770,000	779,594
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (j)	750,000	786,081
VM Consolidated Inc 5.5% 4/15/2029 (j)	1,670,000	1,563,324
		10,944,378
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (j)	265,000	257,702
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (j)	1,175,000	1,127,788
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (j)	405,000	407,079
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (j)	350,000	341,760
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (j)(m)	1,385,000	1,368,212
Graphic Packaging International LLC 6.375% 7/15/2032 (j)(m)	430,000	435,174
		3,937,715
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (j)	90,000	93,083
Alumina Pty Ltd 6.375% 9/15/2032 (j)	960,000	973,305
Cleveland-Cliffs Inc 7.5% 9/15/2031 (j)	350,000	359,876
Coeur Mining Inc 6.875% 4/1/2032 (j)	215,000	219,994
		1,646,258
TOTAL MATERIALS		28,355,677
Real Estate - 2.6%
Diversified REITs - 0.5%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (j)	1,405,000	1,387,392
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (j)	12,100,000	11,723,370
VICI Properties LP 4.75% 4/1/2028	3,552,000	3,541,657
VICI Properties LP 5.4% 10/15/2031	1,089,000	1,080,985
		17,733,404
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	885,000	869,349
Ventas Realty LP 3% 1/15/2030	4,013,000	3,757,423
		4,626,772
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (j)	705,000	691,573
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (j)(m)	320,000	327,673
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (j)	350,000	356,144
		1,375,390
Office REITs - 0.2%
COPT Defense Properties LP 4.5% 10/15/2030	8,725,000	8,502,325
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (j)	390,000	417,862
Extra Space Storage LP 4.9% 2/1/2032	7,815,000	7,682,455
Kennedy-Wilson Inc 7% 6/1/2031 (j)	760,000	777,669
		8,877,986
Residential REITs - 0.4%
ERP Operating LP 4.95% 10/1/2031	10,007,000	9,938,214
Invitation Homes Operating Partnership LP 4.95% 2/1/2032	5,595,000	5,479,824
		15,418,038
Retail REITs - 0.4%
Brixmor Operating Partnership LP 2.25% 4/1/2028	4,348,000	4,177,274
Realty Income Corp 2.1% 3/15/2028	5,695,000	5,484,326
Realty Income Corp 2.2% 6/15/2028	456,000	436,741
Simon Property Group LP 4.375% 10/1/2030	7,660,000	7,510,185
		17,608,526
Specialized REITs - 0.8%
American Tower Corp 2.9% 1/15/2030	5,400,000	5,041,523
American Tower Corp 3.6% 1/15/2028	4,000,000	3,940,849
American Tower Corp 4.9% 3/15/2030	7,910,000	7,870,110
Equinix Inc 5% 8/15/2029	7,500,000	7,497,342
Iron Mountain Inc 4.875% 9/15/2027 (j)	475,000	473,697
Millrose Properties Inc 6.375% 8/1/2030 (j)	855,000	866,893
SBA Communications Corp 3.875% 2/15/2027	1,525,000	1,519,227
		27,209,641
TOTAL REAL ESTATE		101,352,082
Utilities - 4.5%
Electric Utilities - 2.7%
American Electric Power Co Inc 5.8% 3/15/2056 (c)	950,000	933,035
Cleveland Electric Illuminating Co/The 5% 2/15/2030 (j)	2,674,000	2,670,733
Duke Energy Corp 4.3% 3/15/2028	9,784,000	9,725,229
Duke Energy Florida LLC 4.2% 12/1/2030	2,734,000	2,660,220
Edison International 7.875% 6/15/2054 (c)	250,000	253,277
Emera US Finance LLC 4.5% 4/1/2029	14,411,000	14,229,948
Eversource Energy 5.45% 3/1/2028	9,000,000	9,084,494
Eversource Energy 6.1% 8/15/2056 (c)	805,000	796,350
FirstEnergy Corp 2.25% 9/1/2030	4,400,000	3,930,519
Georgia Power Co 4.65% 5/16/2028	3,465,000	3,468,138
Jersey Central Power & Light Co 4.4% 1/15/2031	2,825,000	2,744,391
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	3,111,000	3,118,566
NRG Energy Inc 5.75% 7/15/2029 (j)	1,645,000	1,642,385
Pacific Gas and Electric Co 2.1% 8/1/2027	5,806,000	5,668,939
PG&E Corp 5% 7/1/2028	300,000	295,500
PG&E Corp 6.85% 9/15/2056 (c)	536,000	525,226
PG&E Corp 7.375% 3/15/2055 (c)	1,920,000	1,929,631
Pinnacle West Capital Corp 4.9% 5/15/2028	1,038,000	1,040,299
Pinnacle West Capital Corp 5.15% 5/15/2030	13,933,000	13,994,688
Sierra Pacific Power Co 6.2% 12/15/2055 (c)	947,000	930,505
Sierra Pacific Power Co 6.375% 9/15/2056 (c)	1,075,000	1,070,482
Southern Co/The 5.5% 3/15/2029	3,052,000	3,100,296
Vistra Operations Co LLC 4.375% 5/1/2029 (j)	4,000,000	3,911,592
Vistra Operations Co LLC 4.7% 1/31/2031 (j)	1,665,000	1,615,516
Vistra Operations Co LLC 5% 4/30/2031 (j)	1,113,000	1,091,161
Vistra Operations Co LLC 5% 7/31/2027 (j)	11,550,000	11,539,693
Vistra Operations Co LLC 5.05% 12/30/2026 (j)	1,288,000	1,290,573
Vistra Operations Co LLC 7.75% 10/15/2031 (j)	550,000	572,805
Xcel Energy Inc 5.75% 12/3/2056 (c)	1,045,000	1,013,759
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)(m)	345,000	356,631
		105,204,581
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The 3.95% 7/15/2030 (j)	4,500,000	4,274,888
AES Corp/The 5.2% 7/15/2029	9,825,000	9,827,104
Alpha Generation LLC 6.25% 1/15/2034 (j)	130,000	127,388
Alpha Generation LLC 6.75% 10/15/2032 (j)	730,000	735,664
Southern Power Co 4.25% 10/1/2030	5,170,000	5,024,730
Southern Power Co 4.8% 6/15/2031	4,000,000	3,941,278
Sunnova Energy Corp 5.875% (e)(f)(j)	525,000	1,312
		23,932,364
Multi-Utilities - 1.3%
Dominion Energy Inc 3.375% 4/1/2030	5,770,000	5,460,241
Dominion Energy Inc 5% 6/15/2030	6,400,000	6,389,875
Dominion Energy Inc 6.15% 12/15/2056 (c)	1,225,000	1,209,410
DTE Energy Co 5.2% 4/1/2030	11,260,000	11,313,952
NiSource Inc 2.95% 9/1/2029	5,690,000	5,380,566
NiSource Inc 4.75% 5/18/2031	844,000	832,142
NiSource Inc 5.25% 3/30/2028	6,140,000	6,190,186
Public Service Enterprise Group Inc 4.9% 3/15/2030	6,966,000	6,948,241
Puget Energy Inc 4.1% 6/15/2030	1,475,000	1,413,864
Sempra 3.4% 2/1/2028	2,613,000	2,565,098
Sempra 6.375% 4/1/2056 (c)	1,010,000	1,012,157
WEC Energy Group Inc 1.8% 10/15/2030	1,162,000	1,026,844
		49,742,576
TOTAL UTILITIES		178,879,521
TOTAL UNITED STATES		1,917,932,661
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (j)	200,000	207,860
First Quantum Minerals Ltd 8.625% 6/1/2031 (j)	620,000	642,742

TOTAL ZAMBIA		850,602
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,696,432,016)		2,677,902,665

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.25% (i)	3,605	349,613
Strategy Inc Series A, 10%	7,036	719,783

TOTAL UNITED STATES		1,069,396
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,029,802)		1,069,396

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 6.875% (c)(j)(l)	1,075,000	1,068,769
BNP Paribas SA 7.125% (c)(j)(l)	685,000	680,146
BNP Paribas SA 7.2% (c)(j)(l)	200,000	202,847

TOTAL FRANCE		1,951,762
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(l)	200,000	210,761
HSBC Holdings PLC 6.75% (c)(l)	1,045,000	1,079,035

TOTAL UNITED KINGDOM		1,289,796
UNITED STATES - 0.7%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (c)(l)(m)	955,000	1,000,147
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.1123% (c)(d)(l)	880,000	885,120
Sunoco LP 7.875% (c)(j)(l)(m)	1,170,000	1,248,209
TOTAL ENERGY		3,133,476
Financials - 0.6%
Banks - 0.4%
Bank of America Corp 6.25% (c)(l)	1,470,000	1,481,113
Citigroup Inc 6.5% (c)(l)(m)	1,025,000	1,033,915
Citigroup Inc 6.625% (c)(l)	940,000	956,242
Citigroup Inc 6.75% (c)(l)	155,000	156,010
Citigroup Inc 6.875% (c)(l)	1,256,000	1,275,353
Citigroup Inc 6.95% (c)(l)	425,000	431,384
Citigroup Inc 7.125% (c)(l)	300,000	307,072
JPMorgan Chase & Co 6.1% (c)(l)	2,175,000	2,200,587
JPMorgan Chase & Co 6.5% (c)(l)	455,000	467,240
Truist Financial Corp 6.25% (c)(l)	1,030,000	1,036,242
Wells Fargo & Co 6.125% (c)(l)	1,260,000	1,265,039
Wells Fargo & Co 6.55% (c)(l)	1,500,000	1,504,063
Wells Fargo & Co 7.625% (c)(l)(m)	425,000	449,262
		12,563,522
Capital Markets - 0.1%
Bank of New York Mellon Corp/The 5.625% (c)(l)	370,000	369,506
Goldman Sachs Group Inc/The 6.125% (c)(l)	125,000	126,036
Goldman Sachs Group Inc/The 6.5% (c)(l)	1,475,000	1,477,221
Goldman Sachs Group Inc/The 6.85% (c)(l)	674,000	693,501
State Street Corp Series L, 6.35% (c)(l)	1,020,000	1,019,213
		3,685,477
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(l)(m)	1,155,000	1,122,776
Ally Financial Inc 7.1% (c)(l)	860,000	872,746
American Express Co 6.45% (c)(l)	1,235,000	1,248,077
		3,243,599
TOTAL FINANCIALS		19,492,598
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.125% (c)(l)	1,230,000	1,228,307
TOTAL UNITED STATES		23,854,381
TOTAL PREFERRED SECURITIES (Cost $26,712,427)		27,095,939

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	2,449	2,413
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	1,860	1,832
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	258,537	251,031
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	131,115	127,308
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	345,437	335,408
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,363,201	2,268,743
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	1,436	1,480
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	13,533	13,951
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,268	4,400
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,410	1,454
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	1,879	1,937
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	12,818	13,215
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	10,029	10,339
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	2,261	2,330
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	120	126
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	1,716	1,797
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	330	346
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	1,960	2,053
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	761	797
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	10,141	10,619
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	561	587
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	69	72
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	2,272	2,379
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,568	1,641
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	143	150
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	2,976	3,116
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	469	491
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	7,125	7,460
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	703	736
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	127	133
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	48	51
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	159	160
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	906	912
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	129	130
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	94	94
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	33	33
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	107	108
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	77	77
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	348	352
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	2	0
Freddie Mac Gold Pool 8.5% 8/1/2027	10	10
Ginnie Mae I Pool 7% 11/15/2028	3,394	3,420
Ginnie Mae I Pool 7% 7/15/2028	158	158
Ginnie Mae I Pool 7.5% 10/15/2028	661	670
TOTAL UNITED STATES		3,074,619
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,380,740)		3,074,619

U.S. Treasury Obligations - 15.1%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Notes 1.5% 2/15/2030	3.89 to 4.30	1,334,000	1,209,719
US Treasury Notes 3.875% 5/15/2029 (q)	4.05 to 4.32	336,487,100	332,070,707
US Treasury Notes 4.125% 5/31/2031	4.14 to 4.34	144,005,600	141,738,636
US Treasury Notes 4.125% 7/15/2029	4.24	67,050,800	66,542,681
US Treasury Notes 4.25% 8/15/2029	4.40	55,335,400	55,101,954
TOTAL U.S. TREASURY OBLIGATIONS (Cost $601,253,321)			596,663,697

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	3.69	50,048,121	50,058,130
Fidelity Securities Lending Cash Central Fund (r)(s)	3.72	15,594,915	15,596,475
TOTAL MONEY MARKET FUNDS (Cost $65,651,633)			65,654,605

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $4,002,238,658)	3,972,389,151
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(18,025,326)
NET ASSETS - 100.0%	3,954,363,825

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	600	12/2026	123,168,750	(319,782)
CBOT 5Y US Treasury Notes Contracts (United States)	3,457	12/2026	365,604,758	(1,439,386)
TOTAL LONG				(1,759,168)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $294,657 and $295,945, respectively.

(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,434,192,794 or 36.3% of net assets.

(k)	Zero coupon bond which is issued at a discount.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Security or a portion of the security is on loan at period end.
(n)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $332,405 or 0.0% of net assets.

(o)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,719,236.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	28,586,805	1,426,356,374	1,404,882,387	1,551,034	(5,634)	2,972	50,058,130	50,048,121
Fidelity Securities Lending Cash Central Fund	9,771,190	157,454,102	151,628,914	27,326	97	-	15,596,475	15,594,915
	38,357,995	1,583,810,476	1,556,511,301	1,578,360	(5,537)	2,972	65,654,605

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	367,789,823	-	367,789,823	-

Bank Loan Obligations
Communication Services	6,395,441	-	6,395,441	-
Consumer Discretionary	12,188,759	-	12,188,759	-
Consumer Staples	438,430	-	383,842	54,588
Energy	1,509,690	-	1,407,096	102,594
Financials	8,620,865	-	8,425,019	195,846
Health Care	3,610,434	-	3,610,434	-
Industrials	5,746,291	-	5,746,291	-
Information Technology	6,066,820	-	6,066,820	-
Materials	12,193,151	-	12,193,151	-
Utilities	782,254	-	782,254	-

Bank Notes
Financials	3,872,248	-	3,872,248	-

Collateralized Mortgage Obligations	36,390,315	-	36,390,315	-

Commercial Mortgage Securities	117,033,855	-	104,996,831	12,037,024

Common Stocks
Real Estate	183,681	-	-	183,681

Convertible Corporate Bonds
Financials	1,596,375	-	1,596,375	-
Industrials	1,045,213	-	1,045,213	-
Information Technology	4,458,010	-	4,458,010	-
Real Estate	381,254	-	381,254	-

Convertible Preferred Stocks
Communication Services	640,979	640,979	-	-
Information Technology	213,944	213,944	-	-

Foreign Government and Government Agency Obligations	9,770,398	-	9,770,398	-

Non-Convertible Corporate Bonds
Communication Services	167,075,599	-	167,075,599	-
Consumer Discretionary	190,587,792	-	190,587,405	387
Consumer Staples	89,899,141	-	89,899,141	-
Energy	204,780,048	-	204,780,048	-
Financials	1,332,684,379	-	1,332,684,379	-
Health Care	82,858,554	-	82,858,554	-
Industrials	151,410,630	-	151,410,630	-
Information Technology	95,749,739	-	95,749,739	-
Materials	64,442,571	-	64,442,571	-
Real Estate	101,352,082	-	101,352,082	-
Utilities	197,062,130	-	197,060,818	1,312

Non-Convertible Preferred Stocks
Information Technology	1,069,396	1,069,396	-	-

Preferred Securities
Energy	3,133,476	-	3,133,476	-
Financials	22,734,156	-	22,734,156	-
Industrials	1,228,307	-	1,228,307	-

U.S. Government Agency - Mortgage Securities	3,074,619	-	3,074,619	-

U.S. Treasury Obligations	596,663,697	-	596,663,697	-

Money Market Funds	65,654,605	65,654,605	-	-
Total Investments in Securities:	3,972,389,151	67,578,924	3,892,234,795	12,575,432
Derivative Instruments:

Liabilities
Futures Contracts	(1,759,168)	(1,759,168)	-	-
Total Liabilities	(1,759,168)	(1,759,168)	-	-
Total Derivative Instruments:	(1,759,168)	(1,759,168)	-	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$3,906,734,546
Investments in securities, at value - affiliated issuers	65,654,605
Cash	473,828
Receivable for investments sold	40,860,345
Receivable for fund shares sold	4,830,026
Dividends receivable	1,803
Interest receivable	44,279,185
Distributions receivable from affiliated funds	175,699
Receivable from investment adviser for expense reductions	17,414
Other receivables	29
Total assets	4,063,027,480
Liabilities
Payable for investments purchased	85,873,103
Payable for fund shares redeemed	4,884,766
Distributions payable	1,158,767
Accrued management fee	620,020
Transfer agent fee payable	298,123
Distribution and service plan fees payable	109,505
Payable for variation margin on futures contracts	121,616
Other payables and accrued expenses	1,377
Collateral on securities loaned	15,596,378
Total liabilities	108,663,655
Net Assets	$3,954,363,825
Net assets consist of:
Paid in capital	4,099,889,013
Total accumulated earnings (loss)	(145,525,188)
Net Assets	$3,954,363,825

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($382,512,039/33,470,602 shares) a	$11.43
Maximum offering price per share (100/97.25 of $11.43)	$11.75
Class M
Net Asset Value and redemption price per share ($91,541,269/8,005,227 shares) a	$11.44
Maximum offering price per share (100/97.25 of $11.44)	$11.76
Class C
Net Asset Value and offering price per share ($12,764,958/1,119,553 shares) a	$11.40
Fidelity Limited Term Bond Fund
Net Asset Value, offering price and redemption price per share ($1,474,335,964/128,673,616 shares)	$11.46
Class I
Net Asset Value, offering price and redemption price per share ($488,191,736/42,599,717 shares)	$11.46
Class Z
Net Asset Value, offering price and redemption price per share ($1,505,017,859/131,360,804 shares)	$11.46

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	3,936,587,025
Affiliated issuers, cost	65,651,633
Securities loaned, market value	24,001,514
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$859,060
Dividends - affiliated issuers	1,578,360
Security lending income - unaffiliated issuers	2,366
Interest	137,573,411
Total investment income	140,013,197
Expenses
Management fee	6,159,294
Transfer agent fees	3,249,633
Distribution and service plan fees	1,297,245
Independent trustees' fees and expenses	6,363
Total expenses	10,712,535
Expense reductions	(250,747)
Total expenses after reductions	10,461,788
Net investment income (loss)	129,551,409
Net realized gain (loss)
Investments - unaffiliated issuers	(2,784,407)
Investments - affiliated issuers	(5,537)
Foreign currency transactions	(20)
Futures contracts	(9,635,710)
Net realized gain (loss)	(12,425,674)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(38,517,925)
Investments - affiliated issuers	2,972
Assets and liabilities in foreign currencies	(597)
Futures contracts	(3,243,763)
Total change in net unrealized appreciation (depreciation)	(41,759,313)
Net gain (loss)	(54,184,987)
Net increase (decrease) in net assets resulting from operations	$75,366,422
Other Information
Income from securities lending - Affiliated Issuers	27,326

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$129,551,409	$87,885,199
Net realized gain (loss)	(12,425,674)	(4,826,313)
Change in net unrealized appreciation (depreciation)	(41,759,313)	42,194,835
Net increase (decrease) in net assets resulting from operations	$75,366,422	$125,253,721
Distributions to shareholders
Distributions to shareholders	(126,741,317)	(84,398,184)
Total distributions	(126,741,317)	(84,398,184)
Net increase (decrease) in net assets resulting from share transactions	1,431,599,860	489,628,791
Total increase (decrease) in net assets	1,380,224,965	530,484,328
Net Assets
Beginning of period	2,574,138,860	2,043,654,532
End of period	$3,954,363,825	$2,574,138,860
Financial Highlights
Fidelity Advisor® Limited Term Bond Fund Class A

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$11.60	$11.41	$10.91	$10.90	$11.83
Income from Investment Operations
Net investment income (loss) A, B	.45	.42	.31	.22	.12
Net realized and unrealized gain (loss)	(.18)	.17	.50	.00 C	(.91)
Total from investment operations	.27	.59	.81	.22	(.79)
Distributions
Distributions from net investment income	(.44)	(.40)	(.31)	(.21)	(.11)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.44)	(.40)	(.31)	(.21)	(.14) D
Net asset value, end of period	$11.43	$11.60	$11.41	$10.91	$10.90
Total Return E, F	2.40%	5.25%	7.48%	2.06%	(6.75)%
Ratios and Supplemental Data A, G, H
Ratio of expenses to average net assets before reductions	.60%	.60%	.60%	.69%	.75%
Ratio of expenses to average net assets net of fee waivers, if any	.60%	.60%	.60%	.69%	.75%
Ratio of expenses to average net assets net of all reductions, if any	.60%	.60%	.60%	.69%	.75%
Ratio of net investment income (loss) to average net assets	3.93%	3.64%	2.83%	2.00%	1.02%
Net assets, end of period	$382,512,039	$345,397,114	$308,260,206	$313,202,476	$365,178,212
Portfolio turnover rate I	81%	57%	65%	26%	29%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class M

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$11.60	$11.41	$10.92	$10.90	$11.83
Income from Investment Operations
Net investment income (loss) A, B	.45	.42	.31	.22	.12
Net realized and unrealized gain (loss)	(.16)	.17	.49	.01	(.91)
Total from investment operations	.29	.59	.80	.23	(.79)
Distributions
Distributions from net investment income	(.45)	(.40)	(.31)	(.21)	(.11)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.45)	(.40)	(.31)	(.21)	(.14) C
Net asset value, end of period	$11.44	$11.60	$11.41	$10.92	$10.90
Total Return D, E	2.49%	5.25%	7.39%	2.15%	(6.75)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.60%	.60%	.60%	.69%	.75%
Ratio of expenses to average net assets net of fee waivers, if any	.60%	.60%	.60%	.69%	.75%
Ratio of expenses to average net assets net of all reductions, if any	.60%	.60%	.60%	.69%	.75%
Ratio of net investment income (loss) to average net assets	3.93%	3.64%	2.83%	2.00%	1.01%
Net assets, end of period	$91,541,269	$95,222,649	$99,607,061	$111,487,406	$118,756,425
Portfolio turnover rate H	81%	57%	65%	26%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns do not include the effect of the sales charges.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class C

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$11.57	$11.38	$10.88	$10.87	$11.80
Income from Investment Operations
Net investment income (loss) A, B	.36	.33	.23	.13	.03
Net realized and unrealized gain (loss)	(.18)	.17	.49	.01	(.91)
Total from investment operations	.18	.50	.72	.14	(.88)
Distributions
Distributions from net investment income	(.35)	(.31)	(.22)	(.13)	(.03)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.35)	(.31)	(.22)	(.13)	(.05)
Net asset value, end of period	$11.40	$11.57	$11.38	$10.88	$10.87
Total Return C, D	1.61%	4.45%	6.67%	1.27%	(7.49)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	1.37%	1.37%	1.37%	1.48%	1.53%
Ratio of expenses to average net assets net of fee waivers, if any	1.37%	1.37%	1.37%	1.48%	1.53%
Ratio of expenses to average net assets net of all reductions, if any	1.37%	1.37%	1.37%	1.48%	1.53%
Ratio of net investment income (loss) to average net assets	3.15%	2.87%	2.06%	1.22%	.24%
Net assets, end of period	$12,764,958	$15,536,177	$17,816,309	$22,419,724	$31,079,866
Portfolio turnover rate G	81%	57%	65%	26%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the contingent deferred sales charge.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Limited Term Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$11.63	$11.44	$10.94	$10.93	$11.86
Income from Investment Operations
Net investment income (loss) A, B	.49	.45	.35	.25	.15
Net realized and unrealized gain (loss)	(.18)	.17	.49	.01	(.91)
Total from investment operations	.31	.62	.84	.26	(.76)
Distributions
Distributions from net investment income	(.48)	(.43)	(.34)	(.25)	(.15)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.48)	(.43)	(.34)	(.25)	(.17)
Net asset value, end of period	$11.46	$11.63	$11.44	$10.94	$10.93
Total Return C	2.71%	5.56%	7.80%	2.37%	(6.45)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	.30%	.30%	.30%	.39%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.30%	.30%	.30%	.39%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.30%	.30%	.30%	.39%	.45%
Ratio of net investment income (loss) to average net assets	4.23%	3.94%	3.13%	2.30%	1.32%
Net assets, end of period	$1,474,335,964	$1,365,635,795	$960,952,315	$1,277,525,262	$1,593,603,587
Portfolio turnover rate F	81%	57%	65%	26%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class I

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$11.63	$11.44	$10.94	$10.93	$11.86
Income from Investment Operations
Net investment income (loss) A, B	.49	.45	.35	.25	.15
Net realized and unrealized gain (loss)	(.18)	.17	.49	-	(.92)
Total from investment operations	.31	.62	.84	.25	(.77)
Distributions
Distributions from net investment income	(.48)	(.43)	(.34)	(.24)	(.14)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.48)	(.43)	(.34)	(.24)	(.16)
Net asset value, end of period	$11.46	$11.63	$11.44	$10.94	$10.93
Total Return C	2.71%	5.56%	7.80%	2.34%	(6.49)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.35%	.35%	.35%	.44%	.50%
Ratio of expenses to average net assets net of fee waivers, if any	.30%	.30%	.30%	.42%	.50%
Ratio of expenses to average net assets net of all reductions, if any	.30%	.30%	.30%	.42%	.50%
Ratio of net investment income (loss) to average net assets	4.23%	3.94%	3.13%	2.27%	1.27%
Net assets, end of period	$488,191,736	$496,557,651	$477,123,325	$494,304,620	$656,342,129
Portfolio turnover rate F	81%	57%	65%	26%	29%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class Z

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$11.63	$11.44	$10.94	$10.93	$11.86
Income from Investment Operations
Net investment income (loss) A, B	.50	.46	.35	.26	.16
Net realized and unrealized gain (loss)	(.18)	.17	.50	.00 C	(.91)
Total from investment operations	.32	.63	.85	.26	(.75)
Distributions
Distributions from net investment income	(.49)	(.44)	(.35)	(.25)	(.16)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.49)	(.44)	(.35)	(.25)	(.18)
Net asset value, end of period	$11.46	$11.63	$11.44	$10.94	$10.93
Total Return D	2.76%	5.62%	7.85%	2.45%	(6.36)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.25%	.25%	.25%	.34%	.40%
Ratio of expenses to average net assets net of fee waivers, if any	.25%	.25%	.25%	.32%	.36%
Ratio of expenses to average net assets net of all reductions, if any	.25%	.25%	.25%	.32%	.36%
Ratio of net investment income (loss) to average net assets	4.35%	3.99%	3.18%	2.38%	1.41%
Net assets, end of period	$1,505,017,859	$255,789,474	$179,895,316	$157,092,788	$215,329,363
Portfolio turnover rate G	81%	57%	65%	26%	29%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity Advisor® Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity Advisor® Limited Term Bond Fund	Class A, Class M, Class C, Fidelity® Limited Term Bond Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Payment in kind (PIK) income is accrued as earned and capitalized to the cost basis of the related debt security.

Certain fees are earned in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as interest in the financial statements.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, contingent interest, foreign currency transactions, futures transactions, market discount, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Advisor® Limited Term Bond Fund	3,996,955,672	12,734,739	(37,301,260)	(24,566,521)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Advisor® Limited Term Bond Fund	2,092,755	(123,050,824)	(24,567,118)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Advisor® Limited Term Bond Fund	(36,295,280)	(86,755,544)	(123,050,824)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity Advisor® Limited Term Bond Fund	126,741,317	126,741,317

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity Advisor® Limited Term Bond Fund	84,398,184	84,398,184

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Advisor® Limited Term Bond Fund
Interest Rate Risk
Futures Contracts	-	(1,759,168)	(9,635,710)	(3,243,763)
Total Interest Rate Risk	-	(1,759,168)	(9,635,710)	(3,243,763)

Totals	-	(1,759,168)	(9,635,710)	(3,243,763)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity Advisor® Limited Term Bond Fund
Futures Contracts	415,945,018

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor® Limited Term Bond Fund	2,079,862,840	901,130,780

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity Advisor® Limited Term Bond Fund	0.20

Under the management contract, the investment adviser pays all other fund-level operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity Advisor® Limited Term Bond Fund
Class A	-	.25	928,316	143,298
Class M	-	.25	228,212	1,632
Class C	.75	.25	140,717	15,473
			1,297,245	160,403

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity Advisor® Limited Term Bond Fund
Class A A	2.75	.50	40,403
Class M A	2.75	.25	4,294
Class C B	-	1.00	28
			44,725

A  Class A and Class M purchases of $250,000 or more will not be subject to a front-end sales charge. Class A purchases may be subject, upon redemption, to a deferred sales charge of .75% or .50%. Class M purchases may be subject, upon redemption, to a deferred sales charge of .25%.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees and annualized rate(s) were as follows:

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity Advisor® Limited Term Bond Fund
Class A	561,185	asset/account based	.15
Class M	134,811	asset/account based	.15
Class C	24,277	asset/account based	.17
Fidelity Advisor® Limited Term Bond Fund	1,479,275	asset-based	.10
Class I	732,434	asset/account based	.15
Class Z	317,651	asset-based	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor® Limited Term Bond Fund	10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity Advisor® Limited Term Bond Fund	2,955	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor® Limited Term Bond Fund	9,442,675

  8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity Advisor® Limited Term Bond Fund
Class I	0.30	December 31, 2027	244,086

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity Advisor® Limited Term Bond Fund	6,661

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity Advisor® Limited Term Bond Fund
Class A	14,299,271	11,528,812
Class M	3,513,880	3,338,028
Class C	432,270	455,441
Fidelity® Limited Term Bond Fund	61,351,791	42,531,465
Class I	20,247,112	17,961,889
Class Z	26,896,993	8,582,549
Total	126,741,317	84,398,184

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity Advisor® Limited Term Bond Fund
Class A
Shares sold	25,078,321	21,798,676	289,831,716	249,237,820
Reinvestment of distributions	1,197,686	969,324	13,835,811	11,103,533
Shares redeemed	(22,587,938)	(20,006,741)	(261,006,754)	(228,750,795)
Net increase (decrease)	3,688,069	2,761,259	42,660,773	31,590,558
Class M
Shares sold	2,174,289	2,340,118	25,138,957	26,794,377
Reinvestment of distributions	290,906	280,898	3,362,922	3,218,633
Shares redeemed	(2,665,800)	(3,141,224)	(30,868,138)	(35,930,148)
Net increase (decrease)	(200,605)	(520,208)	(2,366,259)	(5,917,138)
Class C
Shares sold	235,314	411,426	2,711,816	4,688,425
Reinvestment of distributions	36,573	38,021	421,633	434,464
Shares redeemed	(495,079)	(672,058)	(5,712,802)	(7,664,212)
Net increase (decrease)	(223,192)	(222,611)	(2,579,353)	(2,541,323)
Fidelity® Limited Term Bond Fund
Shares sold	43,166,265	52,700,766	500,966,247	604,195,683
Reinvestment of distributions	4,757,803	3,311,103	55,103,371	38,050,851
Shares redeemed	(36,702,202)	(22,577,772)	(424,980,845)	(258,908,615)
Net increase (decrease)	11,221,866	33,434,097	131,088,773	383,337,919
Class I
Shares sold	11,741,049	11,136,041	136,074,291	127,601,683
Reinvestment of distributions	1,440,548	1,206,214	16,687,132	13,857,272
Shares redeemed	(13,280,347)	(11,351,639)	(153,927,319)	(130,205,847)
Net increase (decrease)	(98,750)	990,616	(1,165,896)	11,253,108
Class Z
Shares sold	112,150,807	9,922,191	1,296,339,227	113,723,926
Reinvestment of distributions	2,080,334	584,759	24,009,450	6,716,871
Shares redeemed	(4,870,132)	(4,236,203)	(56,386,855)	(48,535,130)
Net increase (decrease)	109,361,009	6,270,747	1,263,961,822	71,905,667

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers ® Fidelity ® Short Duration Fund
Fidelity Advisor ® Limited Term Bond Fund	29%
  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Limited Term Bond Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Limited Term Bond Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 13.56% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $75,680,769 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $126,741,317 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539398.129
LTB-ANN-1026
Fidelity® Limited Term Securitized Completion Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Limited Term Securitized Completion Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 47.5%
	Principal Amount (a)	Value ($)
CANADA - 0.5%
Evergreen Credit Card Trust Series 2025-CRT5 Class B, 5.24% 5/15/2029 (e)	700,000	703,098
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (e)	4,205	4,221
TOTAL CANADA		707,319
UNITED STATES - 47.0%
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (e)	320,000	319,983
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (e)	235,000	235,623
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (e)	1,300,000	1,288,061
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (e)	500,000	495,668
Affirm Master Trust Series 2026-2A Class B, 5.07% 4/16/2035 (e)	500,000	497,338
Affirm Master Trust Series 2026-2A Class C, 5.26% 4/16/2035 (e)	500,000	496,680
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	625,000	628,744
Amur Equipment Finance Receivables XIV LLC Series 2024-2A Class A2, 5.19% 7/21/2031 (e)	335,793	337,553
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (e)	961,745	962,548
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (e)	18,071	18,124
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (e)	896,000	901,869
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (e)	59,019	59,038
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (e)	250,000	248,346
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (e)	1,453	1,452
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (e)	65,000	64,495
Auxilior Term Funding LLC Series 2026-1A Class A2, 4.64% 2/15/2029 (e)	100,000	100,034
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A Class A, 3.83% 8/21/2028 (e)	200,000	198,791
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A, 5.23% 12/20/2030 (e)	500,000	501,917
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (e)	100,000	99,812
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (e)	89,743	88,771
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (e)	196,772	197,054
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2037 (e)	90,429	89,679
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (e)	1,471,245	1,454,156
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031	1,000,000	987,498
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	48,754	48,933
Carmax Select Receivables Trust Series 2025-B Class A3, 4.12% 3/15/2030	1,000,000	993,693
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	108,329	108,058
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	70,000	69,105
Carvana Auto Receivables Trust Series 2025-N1 Class A3, 4.91% 8/10/2029 (e)	87,363	87,574
Carvana Auto Receivables Trust Series 2025-P1 Class B, 4.98% 5/12/2031	200,000	199,696
CCG Receivables Trust Series 2025-1 Class A2, 4.48% 10/14/2032 (e)	61,885	61,889
CCG Receivables Trust Series 2025-1 Class B, 4.69% 10/14/2032 (e)	250,000	249,031
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	374,000	374,160
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/15/2029 (f)	100,000	100,162
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (e)	63,540	63,664
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (e)	110,000	106,749
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (e)	240,133	240,807
Dext ABS LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (e)	1,460,000	1,461,915
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (e)	100,000	99,257
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (e)	85,000	85,359
DLLAD LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (e)	100,000	99,394
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (e)	188,797	189,051
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (e)	387,267	389,909
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (e)	537,234	538,366
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (e)	40,000	39,656
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (e)	100,000	98,608
Enterprise Fleet Financing LLC Series 2026-2 Class A3, 4.51% 6/20/2030 (e)	1,000,000	993,714
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	166,957	166,995
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	145,000	144,622
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	25,000	24,894
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	1,505,000	1,501,966
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	1,585,000	1,577,614
Exeter Select Automobile Receivables Trust Series 2025-3 Class B, 4.42% 3/15/2032	1,000,000	988,972
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (e)	400,000	400,855
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1, 4.3% 9/15/2029 (e)	1,000,000	997,853
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	1,905,000	1,877,103
FORDO Series 2024-B Class A3, 5.1% 4/15/2029	231,393	232,426
Fordr Series 2025-2 Class B, 4.67% 2/15/2038 (e)(g)	1,700,000	1,674,753
GM Financial Revolving Receivables Trust Series 2021-1 Class A, 1.17% 6/12/2034 (e)	1,000,000	999,108
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (e)	300,000	302,177
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (e)	250,000	247,751
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (e)	1,000,000	1,004,364
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (e)	1,382,000	1,392,590
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (e)	100,000	100,086
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (e)	70,572	70,648
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A3, 4.49% 4/16/2029 (e)	150,000	149,897
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (e)	15,000	15,011
Greensky Home Improvement Issuer Trust Series 2026-A Class A3, 5.14% 12/15/2070 (e)	400,000	398,923
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (e)	22,068	22,097
HPEFS Equipment Trust Series 2025-2A Class A3, 4.03% 11/22/2032 (e)	500,000	497,183
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	80,952	80,981
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (e)	1,330,146	1,337,180
M&T Equipment Notes Series 2026-1A Class A3, 4.8% 11/18/2030 (e)	20,000	19,959
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (e)	13,920	13,942
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (e)	49,831	49,902
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (e)	110,000	109,804
Merchants Fleet Funding LLC Series 2025-1A Class B, 4.91% 1/20/2039 (e)	1,200,000	1,194,685
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (e)	2,200,000	2,204,258
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (e)	600,000	593,820
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (e)	1,195,553	1,174,667
OneMain Financial Issuance Trust Series 2023-1A Class A, 5.5% 6/14/2038 (e)	2,600,000	2,629,720
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (e)	1,000,000	994,738
Onemain Financial Issuance Trust Series 2026-1A Class A, 4.98% 7/14/2039 (e)	100,000	99,613
OneMain Financial Issuance Trust Series 2026-2A Class A, 4.98% 1/14/2038 (e)	200,000	199,484
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (e)	100,000	99,862
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (e)	1,100,000	1,093,670
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (e)	1,000,000	993,114
Optn Series 2026-A Class A, 4.32% 1/9/2034 (e)	100,000	98,954
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (e)	141,989	141,023
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (e)	26,855	26,918
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (e)	75,000	74,749
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (e)	15,000	14,836
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (e)	58,295	58,442
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (e)	100,000	99,561
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (e)(f)	402,017	396,027
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (e)	32,829	32,839
RCKTL Series 2025-2A Class B, 4.6% 11/27/2034 (e)	1,000,000	995,837
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (e)(f)	46,342	46,398
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (e)	110,766	110,834
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (e)	38,610	38,664
Reach ABS Trust Series 2026-1A Class B, 4.37% 2/15/2033 (e)	300,000	297,915
Reach ABS Trust Series 2026-2A Class B, 4.81% 2/15/2035 (e)	200,000	199,400
Reprise Personal Loan Securities Series 2026-1 Class A, 5.54% 4/18/2033 (e)	457,830	457,922
RKTL Series 2026-3A Class B, 5.04% 8/27/2035 (e)	150,000	149,569
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (e)	13,400	13,409
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	5,823	5,826
Santander Drive Auto Receivables Trust Series 2025-2 Class B, 4.87% 5/15/2031	200,000	200,605
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	85,000	84,407
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07% 4/15/2032	500,000	493,559
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (e)	953	953
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (e)	88,264	88,414
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (e)	96,426	96,174
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (e)	100,000	98,526
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (e)	30,434	30,430
SoFi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (e)	561,168	559,196
SoFi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (e)	750,000	742,169
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (e)	2,500,000	2,482,054
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A4, 4.13% 12/20/2029 (e)	1,500,000	1,481,728
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (e)	638,819	633,998
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (e)	87,567	86,989
Upgrade Master Pass-Thru Trust Series 2026-ST2 Class A, 4.413% 6/15/2034 (e)	158,527	158,412
Upstart Securitization Trust Series 2026-2 Class B, 5.08% 5/20/2036 (e)	1,100,000	1,094,381
Upstart Securitization Trust Series 2026-3 Class B, 5.35% 7/20/2036 (e)	430,000	428,788
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (e)	500,000	496,655
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (e)	91,117	91,394
VCAT Asset Securitization LLC Series 2026-NPL1 Class A1, 5.101% 1/25/2056 (e)(f)	674,961	673,439
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (e)(g)	867,475	864,812
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (e)(f)	120,743	120,656
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (e)	53,187	53,282
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,305,000	1,307,242
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	510,970	514,036
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (e)	250,000	249,833
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (e)	52,043	52,066
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	400,000	401,401
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	110,000	109,910
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (e)	35,478	35,664
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (e)	374,643	376,800
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (e)	2,028,760	2,023,191
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (e)	190,000	188,402
Willis Engine Structured Trust III Series 2017-A Class A, 4.69% 8/15/2042 (e)(f)	331,284	329,551
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (e)	239,939	238,019
Willis Engine Structured Trust VI Series 2021-A Class A, 3.104% 5/15/2046 (e)	195,671	183,230
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (e)	241,985	237,957
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	28,771	28,778
World Omni Automobile Lease Securitization Trust Series 2025-A Class B, 4.68% 5/15/2030	250,000	250,176
TOTAL UNITED STATES		65,495,671
TOTAL ASSET-BACKED SECURITIES (Cost $66,577,395)		66,202,990

Collateralized Mortgage Obligations - 10.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.9%
ACRA Trust Series 2026-NQM1 Class A1FC, 5.573% 6/25/2066 (e)(g)	596,925	596,434
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (e)(f)	915,223	842,761
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (e)	61,205	60,025
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (e)(f)	92,418	92,201
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (e)(f)	40,758	40,615
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (e)	301,206	295,057
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (e)(f)	74,372	74,285
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	78,125	71,098
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3432% 9/25/2052 (f)(i)	255,276	251,504
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (f)(i)	125,226	127,267
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1732% 7/25/2054 (f)(i)	49,618	50,128
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (f)(i)	99,235	99,761
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 3/25/2055 (f)(i)	130,886	131,590
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	173,339	136,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 8/25/2053 (f)(i)	163,324	163,724
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 10/25/2053 (f)(i)	169,223	172,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (f)(i)	110,859	111,569
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 11/25/2054 (f)(i)	602,157	605,148
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (f)(i)	96,190	96,582
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 4/25/2055 (f)(i)	150,503	150,435
HOMES 2026-NQM4 Trust Series 2026-NQM4 Class A1FC, 5.502% 6/25/2061 (e)(g)	96,134	95,874
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (e)(f)	77,703	73,001
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (e)(f)	182,052	180,899
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (e)	427,918	412,645
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (e)(g)	341,053	340,052
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (e)(g)	353,959	351,316
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (e)(f)	768,082	756,184
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (e)(f)	35,938	35,233
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (e)(f)	48,281	47,181
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (e)(f)	66,499	65,166
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (e)(f)	69,076	67,660
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (e)	123,064	123,045
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (e)(f)	159,643	157,721
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (e)(f)	91,058	90,332
Onslow Bay Financial Series 2026-R3 Class A1FC, 5.731% 7/25/2063 (e)(g)	293,650	294,192
PRET LLC Series 2026-RN4 Class A1, 5.8032% 8/25/2056 (e)(f)	296,951	296,951
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (e)(g)	88,361	85,395
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (e)(f)	140,303	139,891
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (e)	80,482	79,311
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (e)(f)	144,334	141,251
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (e)(g)	405,977	393,245
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (e)	782,651	776,950
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (e)(f)	84,908	84,592
RCO IX Mortgage LLC Series 2026-2 Class A1, 5.7646% 5/25/2031 (e)(f)	1,205,838	1,207,650
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (e)(f)	639,950	637,078
RCO Series 2026-3 Class A1, 5.724% 7/25/2031 (e)(g)	194,973	192,699
Towd Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (e)	628,925	617,361
Towd Point Mortgage Trust Series 2022-4 Class A1, 3.75% 9/25/2062 (e)	340,931	317,302
Towd Point Mortgage Trust Series 2023-1 Class A1, 3.75% 1/25/2063 (e)	1,186,206	1,117,680
Versus Securitization Trust Series 2026-1 Class A1FC, 4.743% 1/25/2071 (e)(g)	891,386	881,042
Versus Securitization Trust Series 2026-R1 Class A1FC, 4.675% 10/25/2067 (e)(f)	334,463	329,516
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (e)	134,784	134,386
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (e)(f)	360,995	359,817
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (e)(g)	89,812	89,393
TOTAL UNITED STATES		15,140,231
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,202,499)		15,140,231

Commercial Mortgage Securities - 27.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 27.6%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (e)(f)(i)	141,000	141,705
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (e)(f)(i)	100,000	100,125
ARES Commercial Mortgage Trust Series 2026-RTL Class B, CME Term SOFR 1 month Index + 1.4%, 5.05% 8/15/2043 (e)(f)(i)	300,000	300,375
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	21,717	21,524
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	147,580	145,253
BANK Series 2019-BN21 Class A4, 2.6% 10/17/2052	1,260,724	1,177,437
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (f)	100,000	99,122
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	200,000	202,862
BANK5 Series 2025-5YR16 Class XB, 0.5537% 8/15/2063 (f)(j)	1,000,000	15,265
BANK5 Series 2025-5YR19 Class XB, 0.5997% 12/15/2058 (f)(j)	1,000,000	24,849
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	1,300,000	1,294,807
BANK5 Series 2026-5YR21 Class AS, 5.844% 4/15/2059	200,000	202,020
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (e)	97,943	96,334
BBCMS Mortgage Trust Series 2020-C7 Class A5, 2.037% 4/15/2053	1,000,000	898,315
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	190,000	179,132
BBCMS Mortgage Trust Series 2026-5C41 Class A2, 4.951% 5/15/2069	700,000	694,040
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	700,000	706,854
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	9,102	9,053
Benchmark Mortgage Trust Series 2018-B7 Class A3, 4.241% 5/15/2053	1,100,000	1,083,610
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	300,000	296,154
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	150,000	142,057
Benchmark Mortgage Trust Series 2020-B20 Class A5, 2.0341% 10/15/2053	1,100,000	969,840
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	50,000	44,008
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	100,000	101,060
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	300,000	299,554
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4882% 8/15/2058 (f)(j)	1,000,000	12,521
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	200,000	199,671
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (e)(f)(h)(i)	76,102	76,197
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	600,000	614,294
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.749% 10/15/2058 (f)(j)	2,900,000	84,521
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	1,200,000	1,197,605
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (f)	200,000	203,264
BMO Mortgage Trust Series 2026-5C14 Class XB, 0.8595% 3/15/2059 (f)(j)	4,400,000	125,925
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (e)(f)	700,000	699,160
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (e)(f)(i)	200,000	200,250
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (e)(f)(i)	1,060,000	1,057,287
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (e)(f)(h)(i)	273,763	273,251
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0327% 3/15/2030 (e)(f)(i)	21,207	21,154
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1825% 3/15/2030 (e)(f)(i)	578,373	577,836
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (e)(f)(i)	89,883	89,995
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1302% 4/15/2037 (e)(f)(h)(i)	115,842	115,878
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (e)(f)(i)	712,476	713,812
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (e)(f)	146,247	146,475
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (e)(f)(i)	96,857	97,069
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (e)(f)(i)	39,962	39,987
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (e)(f)	125,000	125,313
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (e)(f)	800,000	745,088
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0035% 11/15/2038 (e)(f)(h)(i)	73,097	73,097
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (e)(f)(i)	308,608	309,090
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (e)(f)(h)(i)	305,596	306,169
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4307% 2/15/2039 (e)(f)(i)	163,100	163,508
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (e)(f)	138,685	139,119
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (e)(f)	134,000	132,533
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (e)(j)	1,571,000	8,698
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	363,560	361,238
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	100,000	98,671
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	400,000	395,240
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	169,000	167,589
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class A5, 4.0331% 4/15/2051 (f)	1,200,000	1,185,288
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	500,000	492,412
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (e)(f)	600,000	585,554
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	300,000	268,292
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (e)(f)	503,000	503,754
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (e)	989,520	991,488
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (e)(f)(i)	70,000	70,088
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (e)(f)(i)	616,455	617,610
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2392% 10/15/2042 (e)(f)(i)	23,894	23,968
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (e)(f)(h)(i)	310,121	310,315
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0392% 2/15/2043 (e)(f)(h)(i)	25,297	25,360
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	200,000	197,594
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	200,000	197,189
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	300,000	284,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 6/25/2030 (f)(i)	300,000	299,535
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 10/25/2030 (f)(i)	1,698,743	1,696,561
GS Mortgage Securities Corp II Series 2019-GC40 Class A4, 3.16% 7/10/2052	150,000	142,051
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	319,210	316,644
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	150,000	148,026
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	95,413	95,036
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 10/15/2035 (e)(f)(h)(i)	15,000	14,991
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (e)(f)	102,000	101,876
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (e)	600,000	583,517
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (e)(f)	100,000	98,515
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A3, 2.7946% 11/13/2052	500,000	466,313
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,500,000	1,364,455
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A4, 1.9152% 5/13/2053	500,000	451,707
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	200,000	172,766
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (e)(f)(i)	200,000	188,250
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1392% 9/15/2040 (e)(f)(i)	1,625,000	1,621,965
Morgan Stanley Bank of America Merrill Lynch Trust Series 2026-C36 Class A1, 4.923% 8/15/2059	500,000	498,546
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	285,000	279,922
Morgan Stanley Capital I Trust Series 2019-H7 Class A4, 3.261% 7/15/2052	600,000	570,474
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (f)	120,000	105,865
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (e)(f)	46,725	45,846
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (e)	100,000	100,060
PSA Trust Series 2026-STOR Class B, 5.8556% 8/15/2043 (e)	100,000	100,016
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 8/15/2042 (e)(f)(i)	1,000,000	1,000,625
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (e)	116,799	115,707
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (e)(f)(i)	100,000	100,063
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2316% 12/15/2039 (e)(f)(i)	100,000	100,000
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	8,394	8,348
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	38,736	38,487
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	200,000	186,060
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	50,000	49,268
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	55,929	54,753
Wells Fargo Commercial Mortgage Trust Series 2020-C58 Class ASB, 1.849% 7/15/2053	649,828	619,032
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (e)(f)(i)	100,000	99,500
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9298% 10/15/2041 (e)(f)(i)	100,000	99,573
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.5148% 5/15/2058 (f)(j)	2,000,000	37,173
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class A3, 5.789% 6/15/2059	1,800,000	1,835,451
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class XB, 0.4741% 6/15/2059 (f)(j)	1,000,000	23,451
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (e)(f)	100,000	99,298
TOTAL UNITED STATES		38,499,625
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $38,714,141)		38,499,625

U.S. Government Agency - Mortgage Securities - 14.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.5%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	76,988	64,440
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	522,827	464,207
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	155,178	138,119
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	11,581	10,308
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	308,191	258,166
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	11,795	10,472
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	12,996	11,539
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	676,636	600,772
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	422,220	372,373
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	64,304	57,095
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	155,494	137,866
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	13,233	11,733
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	161,329	146,929
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	12,799	11,595
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	50,131	45,610
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	372,360	317,604
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	18,325	16,655
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2038	601,422	546,425
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	42,397	38,586
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	616,716	560,320
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	3,061,906	2,836,174
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030 (b)	103,114	100,904
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	182,790	182,199
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	685,778	694,326
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2040	93,579	95,697
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	14,614	14,945
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	41,892	42,840
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	16,200	16,577
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	10,023	10,256
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055 (b)(d)	182,215	184,905
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (b)(d)	115,426	120,778
Freddie Mac Gold Pool 1.5% 1/1/2036	11,415	10,160
Freddie Mac Gold Pool 1.5% 11/1/2035	14,957	13,313
Freddie Mac Gold Pool 1.5% 2/1/2036	11,710	10,397
Freddie Mac Gold Pool 1.5% 2/1/2037	2,499,051	2,215,733
Freddie Mac Gold Pool 1.5% 2/1/2041	318,693	266,509
Freddie Mac Gold Pool 1.5% 4/1/2036	77,977	69,234
Freddie Mac Gold Pool 1.5% 4/1/2041	164,636	137,463
Freddie Mac Gold Pool 1.5% 5/1/2036	13,381	11,864
Freddie Mac Gold Pool 1.5% 6/1/2036	13,678	12,127
Freddie Mac Gold Pool 2% 10/1/2035	171,148	156,032
Freddie Mac Gold Pool 2% 4/1/2036	11,923	10,818
Freddie Mac Gold Pool 2% 8/1/2036	82,185	74,798
Freddie Mac Gold Pool 5% 4/1/2040	413,440	412,362
Freddie Mac Gold Pool 5% 8/1/2040	321,711	320,470
Freddie Mac Gold Pool 5% 9/1/2040	330,083	329,171
Freddie Mac Gold Pool 6% 10/1/2039	28,716	29,375
Freddie Mac Gold Pool 6% 10/1/2039	17,263	17,659
Freddie Mac Gold Pool 6% 10/1/2040	226,200	231,319
Freddie Mac Gold Pool 6% 12/1/2039	12,111	12,389
Freddie Mac Gold Pool 6% 4/1/2040	161,819	165,532
Freddie Mac Gold Pool 6% 4/1/2040	128,606	131,516
Freddie Mac Gold Pool 6% 5/1/2040	89,419	91,443
Freddie Mac Gold Pool 6% 6/1/2040	150,921	154,337
Freddie Mac Gold Pool 6% 6/1/2040	19,709	20,168
Freddie Mac Gold Pool 6% 7/1/2039	79,753	81,658
Freddie Mac Gold Pool 6% 8/1/2055 (b)(d)	177,740	182,127
Freddie Mac Gold Pool 6% 8/1/2055 (b)	159,728	163,472
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	60,588	61,932
Ginnie Mae II Pool 5.5% 12/20/2054	72,189	71,987
Uniform Mortgage Backed Securities 4.5% 9/1/2041 (c)	900,000	878,555
Uniform Mortgage Backed Securities 5% 10/1/2041 (c)	1,150,000	1,143,486
Uniform Mortgage Backed Securities 5% 9/1/2041 (c)	1,150,000	1,144,609
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (c)	3,300,000	3,401,063
TOTAL UNITED STATES		20,153,493
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $20,261,720)		20,153,493

U.S. Treasury Obligations - 3.9%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 5.12	520,000	483,559
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	402,162	353,575
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.61 to 2.93	278,219	244,559
US Treasury Notes 3.875% 4/15/2029	3.81 to 3.91	810,000	799,685
US Treasury Notes 4.25% 8/15/2029	4.36 to 4.41	3,580,000	3,564,897
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,523,485)			5,446,275

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $1,351,550)	3.69	1,351,326	1,351,596

Purchased Swaptions - 0.5%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.5%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	300,000	12,397
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	2,950,000	30,707
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	2,010,000	128,462
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/2030	400,000	15,913
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	540,000	23,338
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	3,840,000	61,777
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	470,000	31,963
Option on an interest rate swap with Morgan Stanley Capital Services LLC to to pay annually a fixed rate of 4.128% and receive annually a floating rate based on US SOFR Index, expiring August 2029	8/2028	5,400,000	30,233
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring July 2028	6/2027	1,800,000	9,515
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	1,620,000	61,246
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	200,000	7,675
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.436% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	7,700,000	71,576
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	3,500,000	52,038
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	470,000	31,766
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	1,300,000	51,185
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	300,000	11,898
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	410,000	16,019
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.85% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	13,400,000	45,350
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	400,000	17,301

TOTAL PURCHASED SWAPTIONS (Cost $577,754)			710,359

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $148,208,544)	147,504,569
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(8,167,611)
NET ASSETS - 100.0%	139,336,958

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Uniform Mortgage Backed Securities 5% 9/1/2041	(1,150,000)	(1,144,609)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,144,609)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,147,574)		(1,144,609)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	214	12/2026	43,930,188	(111,754)
CBOT US Treasury Ultra Bond Contracts (United States)	2	12/2026	220,375	980
TOTAL LONG				(110,774)
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(17)	12/2026	(1,832,016)	9,413
TOTAL FUTURES CONTRACTS				(101,361)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly	900,000	(3,781)	1,217	(2,564)

Sell Protection
CMBX BBB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	3%	Monthly	100,000	(13,174)	13,800	626
CMBX BB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	5%	Monthly	100,000	(21,283)	23,830	2,547
CMBX BBB- Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	3%	Monthly	150,000	(27,488)	24,015	(3,473)
CMBX BBB- Series 16 Index	NR	4/2065	JPMorgan Securities LLC	3%	Monthly	100,000	(18,326)	15,123	(3,203)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(1,430)	3,945	2,515
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(3,576)	6,409	2,833
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(1,430)	3,316	1,886
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	100,000	(23,544)	20,826	(2,718)
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly	100,000	(23,544)	21,134	(2,410)
CMBX BBB- Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	3%	Monthly	100,000	(14,542)	11,752	(2,790)

TOTAL SELL PROTECTION							(148,337)	144,150	(4,187)
TOTAL CREDIT DEFAULT SWAPS							(152,118)	145,367	(6,751)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2036	2,667,000	(135,511)	97,104	(38,407)
U.S. SOFR Index(3)	Annual	3%	Annual	LCH	9/2028	10,179,000	237,063	(196,179)	40,884
4%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2056	713,000	(65,530)	53,516	(12,014)
TOTAL INTEREST RATE SWAPS							36,022	(45,559)	(9,537)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $347,031.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $190,483.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,022,261 or 57.4% of net assets.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Level 3 security.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	10,129,623	71,539,418	80,317,813	125,305	322	46	1,351,596	1,351,326
Fidelity Securities Lending Cash Central Fund	-	653,569	653,569	115	-	-	-	-
	10,129,623	72,192,987	80,971,382	125,420	322	46	1,351,596

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	66,202,990	-	66,202,990	-

Collateralized Mortgage Obligations	15,140,231	-	15,140,231	-

Commercial Mortgage Securities	38,499,625	-	37,304,367	1,195,258

U.S. Government Agency - Mortgage Securities	20,153,493	-	20,153,493	-

U.S. Treasury Obligations	5,446,275	-	5,446,275	-

Money Market Funds	1,351,596	1,351,596	-	-

Purchased Swaptions	710,359	-	710,359	-
Total Investments in Securities:	147,504,569	1,351,596	144,957,715	1,195,258
Derivative Instruments:

Assets
Futures Contracts	10,393	10,393	-	-
Swaps	237,063	-	237,063	-
Total Assets	247,456	10,393	237,063	-

Liabilities
Futures Contracts	(111,754)	(111,754)	-	-
Swaps	(353,159)	-	(353,159)	-
Total Liabilities	(464,913)	(111,754)	(353,159)	-
Total Derivative Instruments:	(217,457)	(101,361)	(116,096)	-
Other Financial Instruments:

TBA Sale Commitments	(1,144,609)	-	(1,144,609)	-
Total Other Financial Instruments:	(1,144,609)	-	(1,144,609)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$146,152,973
Investments in securities, at value - affiliated issuers	1,351,596
Receivable for TBA sale commitments	1,147,574
Receivable for fund shares sold	930,158
Interest receivable	349,824
Distributions receivable from affiliated funds	7,390
Receivable for variation margin on futures contracts	9,952
Total assets	149,949,467
Liabilities
Payable for investments purchased	2,340,080
Payable for investments purchased, delayed delivery	6,578,464
TBA sale commitments, at value	1,144,609
Payable for fund shares redeemed	232,010
Distributions payable	146,655
Bi-lateral OTC swaps, at value	152,118
Payable for variation margin on centrally cleared swaps	11,760
Other payables and accrued expenses	6,813
Total liabilities	10,612,509
Net Assets	$139,336,958
Net assets consist of:
Paid in capital	139,957,848
Total accumulated earnings (loss)	(620,890)
Net Assets	$139,336,958

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($139,336,958/13,708,007 shares)	$10.16

Other Information
Unaffiliated issuers, cost	146,856,994
Affiliated issuers, cost	1,351,550
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$125,420
Interest	5,464,119
Total investment income	5,589,539
Expenses
Independent trustees' fees and expenses	251
Total expenses	251
Net investment income (loss)	5,589,288
Net realized gain (loss)
Investments - unaffiliated issuers	88,163
Investments - affiliated issuers	322
Futures contracts	(456,542)
Swaps	330,180
Written options	2,146
Net realized gain (loss)	(35,731)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(1,474,300)
Investments - affiliated issuers	46
Futures contracts	(125,584)
Swaps	35,072
TBA sale commitments	45,673
Total change in net unrealized appreciation (depreciation)	(1,519,093)
Net gain (loss)	(1,554,824)
Net increase (decrease) in net assets resulting from operations	$4,034,464
Other Information
Income from securities lending - Affiliated Issuers	115

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,589,288	$2,146,098
Net realized gain (loss)	(35,731)	177,590
Change in net unrealized appreciation (depreciation)	(1,519,093)	628,603
Net increase (decrease) in net assets resulting from operations	$4,034,464	$2,952,291
Distributions to shareholders
Distributions to shareholders	(5,623,621)	(2,078,751)
Total distributions	(5,623,621)	(2,078,751)
Net increase (decrease) in net assets resulting from share transactions	50,534,065	79,133,940
Total increase (decrease) in net assets	48,944,908	80,007,480
Net Assets
Beginning of period	90,392,050	10,384,570
End of period	$139,336,958	$90,392,050
Financial Highlights
Fidelity® Limited Term Securitized Completion Fund

Years ended August 31,	2026	2025	2024 A
Selected Per Share Data
Net asset value, beginning of period	$10.28	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.47	.46	.13
Net realized and unrealized gain (loss)	(.11)	.08	.19
Total from investment operations	.36	.54	.32
Distributions
Distributions from net investment income	(.45)	(.45)	(.12)
Distributions from net realized gain	(.02)	(.01)	-
Total distributions	(.48) D	(.46)	(.12)
Net asset value, end of period	$10.16	$10.28	$10.20
Total Return E, F	3.51%	5.44%	3.17%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	-% I	-% I	-% I, J
Ratio of expenses to average net assets net of fee waivers, if any	-% I	-% I	-% I, J
Ratio of expenses to average net assets net of all reductions, if any	-% I	-% I	-% I, J
Ratio of net investment income (loss) to average net assets	4.57%	4.55%	4.95% J
Net assets, end of period	$139,336,958	$90,392,050	$10,384,570
Portfolio turnover rate K	155%	323%	182% L

AFor the period May 30, 2024 (commencement of operations) through August 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Limited Term Securitized Completion Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the Statement of Operations. If a fund has a significant exposure to TIPS such adjustments may result in negative interest and may have a significant impact on distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, futures transactions, market discount, swap agreements, losses deferred due to offsetting positions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Limited Term Securitized Completion Fund	147,973,032	507,672	(1,089,741)	(582,069)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Limited Term Securitized Completion Fund	162,747	(200,705)	(582,934)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Limited Term Securitized Completion Fund	-	(200,705)	(200,705)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Limited Term Securitized Completion Fund	5,623,621	5,623,621

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Limited Term Securitized Completion Fund	2,078,751	2,078,751

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options, futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Limited Term Securitized Completion Fund
Credit Risk
Swaps	-	(152,118)	112,713	(30,066)
Total Credit Risk	-	(152,118)	112,713	(30,066)
Interest Rate Risk
Futures Contracts	10,393	(111,754)	(456,542)	(125,584)
Swaps	237,063	(201,041)	217,467	65,138
Purchased Swaptions	710,359	-	(61,510)	179,998
Written Swaptions	-	-	2,146	-
Total Interest Rate Risk	957,815	(312,795)	(298,439)	119,552

Totals	957,815	(464,913)	(185,726)	89,486

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Limited Term Securitized Completion Fund
Futures Contracts	36,330,898
Purchased Swaptions	22,905,000
Written Swaptions	255,000
Swaps	16,713,328

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Limited Term Securitized Completion Fund	185,354,419	125,153,425

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser or an affiliate pays all other operating expenses, except fees and expenses of the independent Trustees, and certain other expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Limited Term Securitized Completion Fund	12	-	-

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Limited Term Securitized Completion Fund
Fidelity® Limited Term Securitized Completion Fund	5,623,621	2,078,751
Total	5,623,621	2,078,751

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Limited Term Securitized Completion Fund
Shares sold	7,572,851	8,445,601	77,716,898	85,983,208
Reinvestment of distributions	388,748	145,380	3,983,677	1,483,900
Shares redeemed	(3,044,239)	(818,616)	(31,166,510)	(8,333,168)
Net increase (decrease)	4,917,360	7,772,365	50,534,065	79,133,940

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Limited Term Securitized Completion Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Limited Term Securitized Completion Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the two years in the period ended August 31, 2026 and for the period May 30, 2024 (commencement of operations) through August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the two years in the period ended August 31, 2026 and for the period May 30, 2024 (commencement of operations) through August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 5.82% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $3,217,417 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 91.91% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $5,407,467 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9911978.102
LTS-ANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026